                                     N-CSRS
                             COLUMBIA FUNDS TRUST I

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-2214
                                                     --------

                             COLUMBIA FUNDS TRUST I
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


               One Financial Center, Boston, Massachusetts 02111
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                               Russell Kane, Esq.
                        Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
-------------------------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-617-772-3363
                                                           --------------
                      Date of fiscal year end: 05/31/2004
                                               ----------
                      Date of reporting period: 11/30/2003
                                                ----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270,30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C, ss. 3507.

Item 1. Reports of Stockholders

                                    [GRAPHIC]



                        Columbia Strategic Income Fund

                      Semiannual Report November 30, 2003

                            We are Columbia Funds!

  INSIDE -- Management's discussion of the changes effective October 13, 2003

                             PRESIDENT'S MESSAGE
                                                      -----
                             Columbia Strategic Income Fund

[PHOTO]

Joseph R. Palombo

Dear Shareholder:

As you know, your fund has long been part of a larger investment management organization. In the 1990s, it was part of Liberty Financial, whose affiliated asset management companies included Colonial, Stein Roe and Newport. In 2001, these companies became part of the asset management division of FleetBoston Financial Corp., which you know as Columbia Management Group (CMG).

Earlier this year, six of the asset management firms brought together under the CMG umbrella were consolidated and renamed Columbia Management Advisors, Inc. On October 13, 2003, we took the natural next step in this process by changing the name of our funds from Liberty to Columbia. For example, Liberty Strategic Income Fund was changed to Columbia Strategic Income Fund. We have also modified certain fund names that existed under both the Liberty and Columbia brands. A complete list of new fund names and other information related to these changes are available online at our new website address: www.columbiafunds.com.

A consolidated identity

The consolidation of our management under a single organization and the renaming of our funds are part of a larger effort to create a consistent identity. Having taken these additional steps, we believe it will be easier for shareholders to do business with us. All funds are now listed under "Columbia" in the mutual fund listings section of your newspaper (depending on the newspaper's listing requirements). All service inquiries are now handled by Columbia Funds Services, Inc., the new name of our shareholder service organization.

What has not changed is our commitment to our mutual fund shareholders. We remain committed to providing the best possible customer service and to offering a wide variety of mutual funds to help you pursue your long-term financial goals. Should you have questions, please call Columbia Funds at 800-345-6611.

In the report that follows, portfolio manager Laura Ostrander discusses in depth the investment strategies and other factors that affected your fund's performance during the period. We encourage you to read the report carefully.

As always, we thank you for investing in Columbia funds. We look forward to continuing to serve your investment needs in the years ahead.

Sincerely,

/s/ Joseph R. Palombo

Joseph R. Palombo
President
Table of Contents


                         Fund Profile.............. 1

                         Performance Information... 2

                         Economic Update........... 3

                         Portfolio Manager's Report 4

                         Financial Statements...... 6

                           Investment Portfolio.... 7

                    Statement of Assets and Liabilities.. 33

                    Statement of Operations.............. 34

                    Statement of Changes in Net Assets... 35

                    Notes to Financial Statements........ 37

                    Financial Highlights................. 43

                  Important Information
                  About This Report...................... 47

                  Columbia Funds......................... 48


Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

[LOGO] Not FDIC Insured
       May Lose Value
       No Bank Guarantee

                  FUND PROFILE
                               ------------------------------
                               Columbia Strategic Income Fund


The information below gives you a snapshot of your fund at the end of the reporting period. Because your fund is actively managed, there is no guarantee that these breakdowns and percentages will be maintained in the future.

Quality breakdown as of 11/30/03 (%)

AAA                                           41.5
--------------------------------------------------
AA                                             2.2
--------------------------------------------------
A                                              3.0
--------------------------------------------------
BBB                                            2.7
--------------------------------------------------
BB                                            12.0
--------------------------------------------------
B                                             25.7
--------------------------------------------------
CCC                                            8.2
--------------------------------------------------
CC                                             2.3
--------------------------------------------------
D                                              0.2
--------------------------------------------------
Non-rated                                      2.2
--------------------------------------------------

Top 5 countries as of 11/30/03 (%)

USA                                           64.9
--------------------------------------------------
Canada                                         4.0
--------------------------------------------------
United Kingdom                                 3.2
--------------------------------------------------
Brazil                                         2.8
--------------------------------------------------
Australia                                      2.8
--------------------------------------------------

Portfolio structure as of 11/30/03 (%)

Corporate fixed income bonds and notes        40.0
--------------------------------------------------
Foreign governments obligations               33.3
--------------------------------------------------
US government obligations                     18.0
--------------------------------------------------
US government agencies                         5.9
--------------------------------------------------
Short-term obligation                          3.8
--------------------------------------------------
Preferred stocks                               1.0
--------------------------------------------------
Convertible bonds                              0.5
--------------------------------------------------
Common stocks                                  0.3
--------------------------------------------------
Warrants                                       0.1
--------------------------------------------------

Qualitybreakdown is calculated as a percentage of total investments. Ratings shown in the quality breakdown represent the highest rating assigned to a particular bond by one of the following nationally-recognized rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc.
Countrybreakdown and portfolio structure are calculated as a percentage of net assets.

(C) 2004 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

The Morningstar Style Box/TM/ reveals a fund's investment strategy. For equity funds the vertical axis shows the market capitalization of the stocks owned and the horizontal axis shows investment style (value, blend or growth). For fixed-income funds the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond's duration (short, intermediate or long). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar's database as of month-end. Although the data are gathered from reliable sources, Morningstar cannot guarantee completeness and accuracy. As of 11/30/2003.
Summary

..  For the six-month period ended November 30, 2003, the fund's class A shares
   (without sales charge) returned 4.63%.

.. The fund's return was better than both its benchmark and the average return of its peer group, the Lipper Multi-Sector Income Funds Category.

.. Our emphasis on high-yield and foreign bonds aided performance. These bonds were strong performers as economic conditions strengthened in the US and around the world.

                                   Objective
            Seeks high current income consistent with prudent risk.
                   The fund also seeks maximum total return

                               Total Net Assets
                               $1,346.1 million

           [GRAPHIC]

                  Lehman Brothers
                 Government/Credit
Class A shares       Bond Index
--------------   -----------------
    4.63%               1.9%


                                    [GRAPHIC]

Performance of a $10,000 investment 12/01/93 - 11/30/03 ($)

                          sales charge without  with
                          ---------------------------
                          Class A      19,268  18,353
                          ---------------------------
                          Class B      17,852  17,852
                          ---------------------------
                          Class C      18,544  18,544
                          ---------------------------
                          Class J      18,892  18,326
                          ---------------------------
                          Class Z      19,354   n/a

Past performance does not guarantee future investment results. Current performance may be lower or higher than the performance data shown. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Value of a $10,000 investment 12/01/93 - 11/30/03

                                    [CHART]
                  Columbia Strategic     Columbia Strategic
                    Income Fund -          Income Fund -       Lehman Brothers
                   Class A shares         Class A shares      Government/Credit
                Without Sales Charge     With Sales Charge        Bond Index
                --------------------    --------------------  -----------------
11/30/1993            $10,000                 $ 9,525             $10,000
12/31/1993             10,164                   9,681              10,044
01/31/1994             10,385                   9,891              10,195
02/28/1994             10,218                   9,733               9,972
03/31/1994              9,898                   9,427               9,728
04/30/1994              9,800                   9,334               9,647
05/31/1994              9,799                   9,333               9,630
06/30/1994              9,768                   9,304               9,608
07/31/1994              9,810                   9,344               9,800
08/31/1994              9,823                   9,356               9,804
09/30/1994              9,793                   9,327               9,656
10/31/1994              9,836                   9,368               9,645
11/30/1994              9,745                   9,282               9,628
12/31/1994              9,789                   9,324               9,691
01/31/1995              9,893                   9,423               9,878
02/28/1995             10,133                   9,652              10,107
03/31/1995             10,330                   9,839              10,174
04/30/1995             10,558                  10,056              10,317
05/31/1995             10,865                  10,349              10,749
06/30/1995             10,893                  10,376              10,835
07/31/1995             11,015                  10,492              10,793
08/31/1995             11,060                  10,534              10,931
09/30/1995             11,263                  10,728              11,042
10/31/1995             11,420                  10,877              11,205
11/30/1995             11,545                  10,997              11,390
12/31/1995             11,769                  11,210              11,557
01/31/1996             11,961                  11,393              11,629
02/29/1996             11,859                  11,296              11,382
03/31/1996             11,823                  11,261              11,287
04/30/1996             11,903                  11,338              11,209
05/31/1996             11,933                  11,366              11,190
06/30/1996             11,997                  11,427              11,339
07/31/1996             12,062                  11,489              11,365
08/31/1996             12,230                  11,649              11,336
09/30/1996             12,485                  11,892              11,538
10/31/1996             12,655                  12,054              11,807
11/30/1996             12,949                  12,334              12,024
12/31/1996             12,976                  12,359              11,891
01/31/1997             12,972                  12,356              11,905
02/28/1997             13,076                  12,455              11,930
03/31/1997             12,819                  12,210              11,788
04/30/1997             12,960                  12,345              11,960
05/31/1997             13,194                  12,567              12,071
06/30/1997             13,373                  12,738              12,216
07/31/1997             13,702                  13,051              12,590
08/31/1997             13,643                  12,995              12,449
09/30/1997             13,939                  13,277              12,644
10/31/1997             13,897                  13,237              12,847
11/30/1997             13,970                  13,306              12,915
12/31/1997             14,094                  13,425              13,050
01/31/1998             14,321                  13,641              13,234
02/28/1998             14,375                  13,693              13,208
03/31/1998             14,489                  13,801              13,249
04/30/1998             14,563                  13,871              13,315
05/31/1998             14,618                  13,924              13,458
06/30/1998             14,614                  13,920              13,595
07/31/1998             14,744                  14,044              13,606
08/31/1998             14,133                  13,462              13,871
09/30/1998             14,420                  13,735              14,268
10/31/1998             14,396                  13,712              14,166
11/30/1998             14,825                  14,121              14,251
12/31/1998             14,820                  14,116              14,287
01/31/1999             14,921                  14,212              14,388
02/28/1999             14,727                  14,028              14,046
03/31/1999             14,935                  14,225              14,116
04/30/1999             15,144                  14,425              14,152
05/31/1999             14,818                  14,114              14,006
06/30/1999             14,814                  14,110              13,962
07/31/1999             14,808                  14,105              13,923
08/31/1999             14,738                  14,038              13,912
09/30/1999             14,778                  14,076              14,037
10/31/1999             14,774                  14,072              14,074
11/30/1999             14,904                  14,196              14,065
12/31/1999             15,011                  14,298              13,980
01/31/2000             14,847                  14,142              13,975
02/29/2000             15,072                  14,356              14,150
03/31/2000             14,996                  14,284              14,355
04/30/2000             14,852                  14,147              14,285
05/31/2000             14,684                  13,987              14,272
06/30/2000             14,986                  14,274              14,563
07/31/2000             15,099                  14,382              14,718
08/31/2000             15,216                  14,493              14,925
09/30/2000             15,042                  14,328              14,982
10/31/2000             14,722                  14,023              15,076
11/30/2000             14,448                  13,762              15,334
12/31/2000             14,912                  14,203              15,636
01/31/2001             15,528                  14,790              15,899
02/28/2001             15,548                  14,809              16,063
03/31/2001             15,189                  14,467              16,136
04/30/2001             15,026                  14,312              16,015
05/31/2001             15,118                  14,400              16,108
06/30/2001             14,927                  14,218              16,186
07/31/2001             15,021                  14,308              16,589
08/31/2001             15,274                  14,548              16,801
09/30/2001             14,773                  14,071              16,956
10/31/2001             15,203                  14,480              17,386
11/30/2001             15,393                  14,662              17,101
12/31/2001             15,368                  14,638              16,966
01/31/2002             15,397                  14,666              17,090
02/28/2002             15,426                  14,694              17,235
03/31/2002             15,476                  14,741              16,885
04/30/2002             15,776                  15,027              17,213
05/31/2002             15,855                  15,102              17,371
06/30/2002             15,595                  14,854              17,519
07/31/2002             15,411                  14,679              17,729
08/31/2002             15,657                  14,914              18,126
09/30/2002             15,733                  14,985              18,516
10/31/2002             15,766                  15,017              18,338
11/30/2002             16,119                  15,353              18,349
12/31/2002             16,591                  15,803              18,835
01/31/2003             16,830                  16,031              18,835
02/28/2003             17,130                  16,316              19,171
03/31/2003             17,284                  16,463              19,146
04/30/2003             17,947                  17,095              19,351
05/31/2003             18,432                  17,557              19,900
06/30/2003             18,587                  17,704              19,821
07/31/2003             18,132                  17,270              18,990
08/31/2003             18,228                  17,362              19,115
09/30/2003             18,846                  17,950              19,721
10/31/2003             18,942                  18,042              19,471
11/30/2003             19,268                  18,353              19,528



All results shown assume reinvestment of distributions. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The above illustration assumes a $10,000 investment made on December 1, 1993 and reinvestment of all income and capital gains. The Lehman Brothers Government/Credit Bond Index is an unmanaged group of fixed-income securities that differs from the composition of the fund. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.
Average annual total return as of 11/30/03 (%)

Share class                A             B             C             J          Z
------------------------------------------------------------------------------------
Inception               4/21/77       5/15/92       7/1/97        11/2/98    1/29/99
------------------------------------------------------------------------------------
Sales charge         without with  without with  without with  without with  without
------------------------------------------------------------------------------------
6-month (cumulative)   4.63  -0.34   4.07  -0.93   4.32   3.32   4.31   1.18   4.62
------------------------------------------------------------------------------------
1-year                19.66  13.97  18.57  13.57  18.94  17.94  18.90  15.33  19.46
------------------------------------------------------------------------------------
5-year                 5.39   4.37   4.57   4.28   4.76   4.76   4.98   4.35   5.49
------------------------------------------------------------------------------------
10-year                6.78   6.26   5.97   5.97   6.37   6.37   6.57   6.24   6.83
------------------------------------------------------------------------------------

Average annual total return as of 09/30/03 (%)

Share class                A             B             C             J          Z
------------------------------------------------------------------------------------
Sales charge         without with  without with  without with  without with  without
------------------------------------------------------------------------------------
6-month (cumulative)   9.04   3.86   8.82   3.82   8.72   7.72   8.88   5.62   9.24
------------------------------------------------------------------------------------
1-year                19.79  14.10  18.90  13.90  19.08  18.08  19.21  15.64  19.78
------------------------------------------------------------------------------------
5-year                 5.49   4.47   4.66   4.37   4.81   4.81   5.12   4.48   5.60
------------------------------------------------------------------------------------
10-year                6.71   6.20   5.92   5.92   6.32   6.32   6.53   6.20   6.77
------------------------------------------------------------------------------------

All results shown reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% charge for class A shares, and 3% for class J shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: through first year--5%, second year--4%, third year--3%, fourth year--3%, fifth year--2%, sixth year--1%, thereafter--0%, and the class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes will vary based on differences in sales charges and the fees associated with each class. Performance reflects any voluntary waivers or reimbursements of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance would have been lower.
The share performance information for classes C, J, Z (newer class shares) includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. Had the expense differential been reflected, the returns for periods prior to the inception of class C and J shares would have been lower, and the returns for the class Z shares would have been higher.

                           PERFORMANCE INFORMATION
                                                      ---
                           Columbia Strategic Income Fund

                               ECONOMIC UPDATE
                                                      -------
                               Columbia Strategic Income Fund

After struggling for two years to maintain solid, forward movement, the US economy steamed ahead during the six-month period that ended November 30, 2003. The Fed's efforts to stimulate the economy through low short-term interest rates were finally rewarded, but the significant upswing in growth was the result of a combination of factors. A sizeable tax package gave disposable income a boost. Income taxes fell across all tax brackets, and many tax-payers received rebate checks during the summer months. Corporate profits rose sharply, and orders for durable goods exceeded expectations late in the period. Consumer confidence continued to climb, although not without an occasional setback. Generally speaking, consumer spending increased and the outlook for holiday spending was strong.

Economists began to grow optimistic that growth for the third quarter of 2003 would reflect this renewed vigor, but no one seemed prepared for how extraordinary that growth might be. When gross domestic product (GDP) for the third quarter was reported at 7.2%, then revised upward to 8.2%, it was clear that the economy was firing on all cylinders. The business sector had finally kicked into gear. Industrial production rose in the second half of 2003 and business spending--especially on technology-related items--showed strength. Even the jobs picture brightened by the end of November. After unemployment peaked at 6.4% earlier in the year, it declined to 5.9%.

The US stock market, which had come to life at the end of March, headed sharply higher in the second half of the year. The S&P 500 Index returned 10.80% for the six-month period as all major sectors of the market benefited from renewed investor enthusiasm and rising corporate profits. Technology and consumer stocks were the strongest sectors, but telecommunications and health care picked up in the last month of the period.

The US bond market experienced extraordinary volatility as interest rates fell early in the period, rose sharply as the economy improved, then came back down in the final months of the reporting period. High yield bonds continued to lead the fixed income markets. The CSFB High Yield Index returned 9.70% for the six-month period compared to a negative 1.90% return for the Lehman Government/Credit Bond Index. Treasury and mortgage bonds suffered from the shift in interest rates. Municipal bonds, however, held onto modest gains. The Lehman Brothers Municipal Bond Index returned 0.19% for the six-month period. Investment grade municipal bonds outperformed high yield municipal bonds.

Money market fund yields fell below 1%, reflecting historically low short-term interest rates. The Investment Company Institute, which tracks assets in and out of mutual funds, reported that money continued to flow out of money market funds during the year as investors sought alternatives to the low yields offered by short-term cash equivalents. Net new cash flow to money market funds turned negative in 2002 for the first time since 1993.

                          PORTFOLIO MANAGER'S REPORT
                                                      --
                          Columbia Strategic Income Fund


Net asset value per share as of 11/30/03 (%)

                                  Class A 6.18
                                  ------------
                                  Class B 6.17
                                  ------------
                                  Class C 6.18
                                  ------------
                                  Class J 6.16
                                  ------------
                                  Class Z 6.13

Distributions declared per share 06/01/03 - 11/30/03 ($)

                                  Class A 0.19
                                  ------------
                                  Class B 0.16
                                  ------------
                                  Class C 0.17
                                  ------------
                                  Class J 0.18
                                  ------------
                                  Class Z 0.19

SEC yield on 11/30/03 (%)

                                  Class A 5.05
                                  ------------
                                  Class B 4.57
                                  ------------
                                  Class C 4.71
                                  ------------
                                  Class J 4.73
                                  ------------
                                  Class Z 5.56

The 30-day SEC yield reflects the portfolio's earning power net of expenses, expressed as an annualized percentage of the public offering price per share.

For the six-month period ended November 30, 2003, class A shares of Columbia Strategic Income Fund returned 4.63% without sales charge. Fund performance was better than the Lehman Brothers Government/Credit Bond Index, which returned negative 1.90% for the period. The fund also outperformed its peers, as indicated by the average return of 3.57% for the Lipper Multi-Sector Income Funds Category./1/ The fund was aided by especially strong performances from high-yield and foreign bonds.

High-yield bonds lead the market

As the economy rebounded during the second half of 2003, investors continued to favor securities that were linked to positive economic performance in the United States and abroad over US Treasury securities--a trend that has been in place for a year. The fund benefited from this trend favoring lower-quality bonds because it had 40% of its assets invested in the high-yield sector during the six-month reporting period. Just prior to the beginning of the period, we sold Treasuries and invested the proceeds in formerly down-and-out industries such as cable and telecom. The CCC-rated bonds of cable provider Charter Communications (0.7% of net assets) rallied strongly./2/ Electric utility holdings such as AES and Calpine (0.4% and 0.3% of net assets, respectively) also performed well during the period.

Foreign securities outperform US Treasuries

The fund benefited from its exposure to a wide range of foreign markets. During a time when the lowest quality securities posted the highest returns, our overweight position in emerging markets such as Brazil and Russia was especially helpful. Brazil's new government had been perceived as a threat to the financial markets, but investor views turned positive when Brazil's new president put pro-market, pro-reform policies in place. While the countries continue to carry a high level of debt, inflation has come down and financial markets have responded well to this and other signs of positive economic momentum. Russia, meanwhile, has benefited from high oil prices, prudent fiscal policy and improving global economic prospects. In October, Moody's upgraded Russian securities to investment grade, noting the country's strong reserves and its ability and willingness to pay back debt.

A weak US dollar during the period also enhanced returns from established foreign markets. The fund had significant exposure to bonds denominated in currencies such as the euro and the Canadian, Australian and New Zealand dollars, each of which outperformed the US dollar on world currency markets during the past year. The fund also had a small amount of exposure to bonds denominated in the South African rand, which soared versus the dollar as the South African government succeeded in getting inflation under control.

/1/Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.
/2/Holdings are disclosed as of November 30, 2003, and are subject to change.

                                                       --------------
                                     Columbia Strategic Income Fund


During the period, we had approximately 24% of the fund's assets invested in US Treasury and mortgage-backed securities, the weakest performing sector in the bond market. Our above-minimum allocation to the US Government sector was a drag on performance.

Interest rates expected to hold steady in 2004

We anticipate that the US economy will continue to drive global growth in 2004. The growing fiscal and current account deficits in the US are likely to continue to put downward pressure on the dollar. The Federal Reserve should be able to keep interest rates low for some time to come, because the unemployment rate remains around 6%, job growth remains tentative and core inflation remains low. It is not likely that the high-yield market will repeat its recent strong performance because the yield advantage of low-rated securities came down considerably over the past year. However, the overall economic environment still appears favorable enough for us to maintain the fund's current allocation to high-yield. We believe that low US interest rates and an economic recovery should allow for continued improvement in credit quality.

             [PHOTO]      Laura A. Ostrander has managed or
                          co-managed Columbia Strategic Income Fund
             L. Ostrander since September 2000.


                          /s/

Investing in high-yield securities offers the potential for high current income and attractive total return, but involves certain risks. Lower-rated bond risks include default of the issuer, rising interest rates and risk associated with investing in securities of foreign and emerging markets, including currency exchange rate fluctuations and economic and political change. Bond investing also involves interest rate risk, which means that bond prices may change as interest rates increase or decrease. Foreign investments involve market, political, accounting and currency risks not associated with other investments.

It is not likely that the high-yield market will repeat its recent strong performance of the past year. However, the economic environment appears favorable enough for us to maintain the fund's current allocation to high-yield.

          FINANCIAL STATEMENTS
                                        ------------------------------
          November 30, 2003 (Unaudited) Columbia Strategic Income Fund

                                      A guide to understanding your fund's financial statements
                                      ---------------------------------------------------------------------------
               Investment Portfolio   A list of all of the fund's holdings and their market value as of the last day of the reporting period. To show areas of concentration and diversification, portfolio holdings are organized by type of asset, industry and country or geographic region (if applicable).
                                      ---------------------------------------------------------------------------
Statement of Assets and Liabilities   This statement shows the fund's net assets and share price for each share class. Net assets are calculated by subtracting all the fund's liabilities
                                      (including any unpaid expenses) from the total of the fund's investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of outstanding shares in that class.
                                      ---------------------------------------------------------------------------
            Statement of Operations   This statement details both the type of income earned by the fund and the operating and non-operating expenses charged to the fund. The Statement of
                                      Operations also shows any net gain or loss the fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses over the reporting period. The total of these results represents the fund's net increase or decrease in net assets from operations.
                                      ---------------------------------------------------------------------------
 Statement of Changes in Net Assets   This statement shows how the fund's net assets were affected by its operations results, distributions to shareholders and changes in the number of fund shares. The Statement of Changes in Net Assets also reconciles changes in the number of shares outstanding.
                                      ---------------------------------------------------------------------------
               Financial Highlights   The financial highlights provide an overview of the fund's investment results, including per-share analytics, such as net investment income or loss from operations and distributions; ratios of expenses and net investment income to average net assets. The financial highlights also detail the fund's portfolio turnover rate, which is a measure of trading activity. A separate table is provided for each share class.
                                      ---------------------------------------------------------------------------
      Notes to Financial Statements   These notes disclose information regarding certain fund background information, significant accounting policies of the fund, including security valuation and income accruals and related party transactions.

          INVESTMENT PORTFOLIO
                                        ------------------------------
          November 30, 2003 (unaudited) Columbia Strategic Income Fund

Bonds & Notes - 97.7%

CORPORATE FIXED INCOME BONDS & NOTES - 40.0%

AGRICULTURE - 0.3%
Agriculture Production - 0.3%                                                          Par  Value (S)
-------------------------------------------- ------------------------------- --- --------- ----------
                                             Hines Nurseries, Inc.,
                                                10.250% 10/01/11(a)          USD   870,000    941,775
                                             Seminis Vegetable Seeds, Inc.,
                                                10.250% 10/01/13(a)              2,502,000  2,652,120

                                                                                 --------- ----------
                                                              Agriculture Production Total  3,593,895
                                                                         AGRICULTURE TOTAL  3,593,895
CONSTRUCTION - 1.4%
Building Construction - 1.4%
-------------------------------------------- ------------------------------- --- --------- ----------
                                             Associated Materials, Inc.,
                                                9.750% 04/15/12                  1,995,000  2,154,600
                                             Atrium Companies, Inc.,
                                                10.500% 05/01/09                 1,445,000  1,537,119
                                             Congoleum Corp.,
                                                8.625% 08/01/08(m)               1,305,000    783,000
                                             D.R. Horton, Inc.,
                                                9.750% 09/15/10                  4,355,000  5,138,900
                                             K. Hovnanian Enterprises, Inc.:
                                                8.875% 04/01/12                  1,270,000  1,387,475
                                                10.500% 10/01/07                 1,470,000  1,725,412
                                             Nortek Holdings, Inc.,
                                                (b) 05/15/11(a)
                                                (10.000% 11/15/07)               2,800,000  1,988,000
                                             Standard Pacific Corp.,
                                                9.250% 04/15/12                  2,470,000  2,741,700
                                             William Lyon Homes, Inc.,
                                                10.750% 04/01/13                 1,245,000  1,394,400
                                             ------------------------------- --- --------- ----------
                                                               Building Construction Total 18,850,606

                                                                                           ----------
                                                                        CONSTRUCTION TOTAL 18,850,606
CONSUMER STAPLES - 0.2%
Household Products - 0.2%
-------------------------------------------- ------------------------------- --- --------- ----------
                                             Playtex Products, Inc.,
                                                9.375% 06/01/11                  2,960,000  2,937,800
                                             Scotts Co.,
                                                6.625% 11/15/13(a)                 240,000    241,800
                                             ------------------------------- --- --------- ----------
                                                                  Household Products Total  3,179,600

                                                                                           ----------
                                                                    CONSUMER STAPLES TOTAL  3,179,600
FINANCE, INSURANCE & REAL ESTATE - 1.1%
Depository Institutions - 0.2%
                                             Dollar Financial Group,
                                                9.750% 11/15/11(a)               1,835,000  1,890,050
                                             Western Financial Bank,
                                                9.625% 05/15/12                    360,000    403,200
                                             ------------------------------- --- --------- ----------
                                                             Depository Institutions Total  2,293,250

                                             See notes to investment portfolio.

--------------------------------------------------------------------------------

          November 30, 2003 (unaudited) Columbia Strategic Income Fund

Bonds & Notes - (continued)

CORPORATE FIXED INCOME BONDS & NOTES - (continued)

FINANCE, INSURANCE & REAL ESTATE - (continued)
Financial Services - 0.7%                                                                 Par  Value (S)
---------------------------------------------- -------------------------------- --- --------- ----------
                                               Finova Group, Inc.,
                                                  7.500% 11/15/09               USD 3,300,000  1,831,500
                                               LaBranche & Co.,
                                                  12.000% 03/02/07                  1,820,000  1,729,000
                                               MDP Acquisitions PLC,
                                                  9.625% 10/01/12                   3,300,000  3,663,000
                                               Orion Power Holdings, Inc.,
                                                  12.000% 05/01/10                    860,000  1,006,200
                                               Trump Holdings & Funding,
                                                  11.625% 03/15/10                  1,440,000  1,288,800
                                               -------------------------------- --- --------- ----------
                                                                     Financial Services Total  9,518,500
Real Estate - 0.2%
---------------------------------------------- -------------------------------- --- --------- ----------
                                               Forest City Enterprises, Inc.,
                                                  7.625% 06/01/15                   1,020,000  1,065,900
                                               Thornburg Mortgage, Inc.,
                                                  8.000% 05/15/13                   1,545,000  1,622,250
                                               -------------------------------- --- --------- ----------
                                                                            Real Estate Total  2,688,150

                                                                                    --------- ----------
                                                       FINANCE, INSURANCE & REAL ESTATE TOTAL 14,499,900

INDUSTRIALS - 0.1%
Construction & Farm Machinery - 0.1%
---------------------------------------------- -------------------------------- --- --------- ----------
                                               Case New Holland, Inc.,
                                                  9.250% 08/01/11(a)                1,460,000  1,635,200
                                               -------------------------------- --- --------- ----------
                                                          Construction & Farm Machinery Total  1,635,200

                                                                                    --------- ----------
                                                                            INDUSTRIALS TOTAL  1,635,200

MANUFACTURING - 11.1%
Apparel - 0.5%
---------------------------------------------- -------------------------------- --- --------- ----------
                                               Broder Brothers Co.,
                                                  11.250% 10/15/10(a)               1,660,000  1,676,600
                                               Levi Strauss & Co.,
                                                  12.250% 12/15/12                  3,135,000  2,257,200
                                               Perry Ellis International, Inc.,
                                                  8.875% 09/15/13(a)                  235,000    244,400
                                               Phillips Van-Heusen,
                                                  8.125% 05/01/13(a)                  850,000    896,750
                                               Warnaco, Inc.,
                                                  8.875% 06/15/13(a)                  610,000    620,675
                                               William Carter Co.,
                                                  10.875% 08/15/11                    604,000    686,295
                                               -------------------------------- --- --------- ----------
                                                                                Apparel Total  6,381,920

See notes to investment portfolio.

--------------------------------------------------------------------------------

          November 30, 2003 (unaudited) Columbia Strategic Income Fund

Bonds & Notes - (continued)

CORPORATE FIXED INCOME BONDS & NOTES - (continued)

MANUFACTURING - (continued)
Auto Parts & Equipment - 0.4%                                                 Par  Value ($)
---------------------------------- ------------------------------- --- ---------- ----------
                                   Delco Remy International, Inc.,
                                      10.625% 08/01/06             USD    685,000    671,300
                                   Goodyear Tire & Rubber Co.,
                                      7.857% 08/15/11                   2,255,000  1,928,025
                                   Metaldyne Corp.,
                                      10.000% 11/01/13(a)                 930,000    902,100
                                   Rexnord Corp.,
                                      10.125% 12/15/12                    850,000    926,500
                                   TRW Automotive, Inc.:
                                      9.375% 02/15/13(a)                  465,000    525,450
                                      11.000% 02/15/13(a)                 380,000    446,500
                                   ------------------------------- --- ---------- ----------
                                                     Auto Parts & Equipment Total  5,399,875
Chemicals & Allied Products - 2.0%
---------------------------------- ------------------------------- --- ---------- ----------
                                   Avecia Group PLC,
                                      11.000% 07/01/09                  2,565,000  2,205,900
                                   Equistar Chemicals Funding LP:
                                      10.125% 09/01/08                  1,285,000  1,362,100
                                      10.625% 05/01/11(a)               1,125,000  1,186,875
                                   FMC Corp.,
                                      10.250% 11/01/09                    895,000  1,047,150
                                   Huntsman ICI Holdings LLC,
                                      (c) 12/31/09                     19,980,000  8,691,300
                                   IMC Global, Inc.,
                                      10.875% 08/01/13(a)               1,410,000  1,487,550
                                   Lyondell Chemical Co.,
                                      9.625% 05/01/07                   2,450,000  2,517,375
                                   MacDermid, Inc.,
                                      9.125% 07/15/11                   1,250,000  1,396,875
                                   Phibro Animal Health Corp.,
                                      13.000% 12/01/07(a)               1,770,000  1,823,100
                                   Polyone Corp.,
                                      10.625% 05/15/10                    495,000    475,200
                                   Terra Capital, Inc.,
                                      12.875% 10/15/08                  2,990,000  3,475,875
                                   Westlake Chemical Corp.,
                                      8.750% 07/15/11(a)                1,180,000  1,271,450
                                   ------------------------------- --- ---------- ----------
                                                 Chemical & Allied Products Total 26,940,750

                                             See notes to investment portfolio.

--------------------------------------------------------------------------------

          November 30, 2003 (unaudited) Columbia Strategic Income Fund

Bonds & Notes - (continued)

CORPORATE FIXED INCOME BONDS & NOTES - (continued)

MANUFACTURING - (continued)
Electronic & Electrical Equipment - 0.5%                                            Par  Value ($)
---------------------------------------- -------------------------------- --- --------- ----------
                                         Amkor Technology, Inc.:
                                            9.250% 02/15/08               USD 1,800,000  2,016,000
                                            10.500% 05/01/09                  1,700,000  1,819,000
                                         Condor Systems, Inc.,
                                            11.875% 05/01/09(d)               4,000,000    920,000
                                         General Cable Corp.,
                                            9.500% 11/15/10(a)                  450,000    474,750
                                         TransDigm, Inc.,
                                            8.375% 07/15/11(a)                1,175,000  1,239,625
                                         Xerox Corp.,
                                            7.125% 06/15/10                     960,000    988,800
                                         -------------------------------- --- --------- ----------
                                                Electronic & Electrical Equipment Total  7,458,175
Fabricated Metal - 0.2%
---------------------------------------- -------------------------------- --- --------- ----------
                                         Earle M. Jorgensen & Co.,
                                            9.750% 06/01/12                   2,800,000  3,052,000
                                         -------------------------------- --- --------- ----------
                                                                 Fabricated Metal Total  3,052,000
Food & Kindred Products - 1.8%
---------------------------------------- -------------------------------- --- --------- ----------
                                         Bavaria SA,
                                            8.875% 11/01/10(a)                2,360,000  2,337,132
                                         Constellation Brands, Inc.,
                                            8.125% 01/15/12                   1,175,000  1,286,625
                                         Del Monte Corp.,
                                            9.250% 05/15/11                   1,600,000  1,756,000
                                         Dole Food Co., Inc.,
                                            8.625% 05/01/09                   1,485,000  1,600,087
                                         Merisant Co.,
                                            9.500% 07/15/13(a)                1,205,000  1,235,125
                                         Michael Foods, Inc.,
                                            8.000% 11/15/13                   1,000,000  1,025,000
                                         Pinnacle Foods Holdings,
                                            8.250% 12/01/13(a)                2,190,000  2,255,700
                                         Premier International Foods PLC,
                                            12.000% 09/01/09                  4,600,000  5,014,000
                                         Roundy's, Inc.,
                                            8.875% 06/15/12                   2,615,000  2,771,900
                                         Smithfield Foods, Inc.,
                                            8.000% 10/15/09                   2,835,000  3,118,500
                                         Tabletop Holdings, Inc.,
                                            (b) 05/15/14
                                            (12.250% 11/15/08)(a)             2,930,000  1,582,200
                                         -------------------------------- --- --------- ----------
                                                          Food & Kindred Products Total 23,982,269

See notes to investment portfolio.

--------------------------------------------------------------------------------

          November 30, 2003 (unaudited) Columbia Strategic Income Fund

Bonds & Notes - (continued)

CORPORATE FIXED INCOME BONDS & NOTES - (continued)

MANUFACTURING - (continued)
Forest Products - 0.1%                                                                     Par Value ($)
---------------------------------------- -------------------------------------- ---- --------- ---------
                                         Millar Western Forest,
                                            7.750% 11/15/13(a)                   USD 1,260,000 1,266,439
                                         -------------------------------------- ---- --------- ---------
                                                                         Forest Products Total 1,266,439
Furniture & Fixtures - 0.3%
---------------------------------------- -------------------------------------- ---- --------- ---------
                                         Juno Lighting, Inc.,
                                            11.875% 07/01/09                         1,920,000 2,088,000
                                         Norcraft Companies,
                                            9.000% 11/01/11(a)                         835,000   878,838
                                         Tempur-Pedic, Inc.,
                                            10.250% 08/15/10(a)                      1,575,000 1,760,062
                                         -------------------------------------- ---- --------- ---------
                                                                    Furniture & Fixtures Total 4,726,900
Machinery & Computer Equipment - 0.2%
---------------------------------------- -------------------------------------- ---- --------- ---------
                                         Cummins, Inc.,
                                            9.500% 12/01/10(a)                       1,785,000 2,052,750
                                         -------------------------------------- ---- --------- ---------
                                                          Machinery & Computer Equipment Total 2,052,750
Measuring & Analyzing Instruments - 0.1%
---------------------------------------- -------------------------------------- ---- --------- ---------
                                         Fisher Scientific International, Inc.,
                                            8.125% 05/01/12                            869,000   932,003
                                         -------------------------------------- ---- --------- ---------
                                                       Measuring & Analyzing Instruments Total   932,003
Miscellaneous Manufacturing - 2.0%
---------------------------------------- -------------------------------------- ---- --------- ---------
                                         Agco Corp.,
                                            9.500% 05/01/08                          2,430,000 2,654,775
                                         Amscan Holdings, Inc.,
                                            9.875% 12/15/07                          2,750,000 2,750,000
                                         Applied Extrusion Technologies, Inc.,
                                            10.750% 07/01/11                         2,325,000 1,801,875
                                         Crown European Holdings SA,
                                            10.875% 03/01/13                         1,800,000 2,079,000
                                         Flowserve Corp.,
                                            12.250% 08/15/10                         1,889,000 2,191,240
                                         Hexcel Corp.,
                                            9.750% 01/15/09                          1,305,000 1,360,462
                                         Kinetic Concepts, Inc.,
                                            7.375% 05/15/13(a)                         705,000   726,150
                                         Koppers Industries, Inc.,
                                            9.875% 10/15/13(a)                       2,180,000 2,365,300
                                         Newcor, Inc.,
                                            6.000% 01/31/13(f)                         847,510   367,997

                                             See notes to investment portfolio.

--------------------------------------------------------------------------------

          November 30, 2003 (unaudited) Columbia Strategic Income Fund

Bonds & Notes - (continued)

CORPORATE FIXED INCOME BONDS & NOTES - (continued)

MANUFACTURING - (continued)
Miscellaneous Manufacturing - (continued)                                              Par  Value ($)
----------------------------------------- --------------------------------- ---- --------- ----------
                                          Owens-Illinois, Inc.:
                                             7.150% 05/15/05                 USD   460,000    470,350
                                             7.350% 05/15/08                     1,950,000  1,954,875
                                             7.500% 05/15/10                       440,000    440,000
                                             8.100% 05/15/07                     1,000,000  1,035,000
                                          SPX Corp.,
                                             7.500% 01/01/13                     1,575,000  1,685,250
                                          Tekni-Plex, Inc.,
                                             12.750% 06/15/10                    2,715,000  2,877,900
                                          Terex Corp., Series 2001 B,
                                             10.375% 04/01/11                    2,000,000  2,240,000
                                          --------------------------------- ---- --------- ----------
                                                         Miscellaneous Manufacturing Total 27,000,174
Paper Products - 0.7%
----------------------------------------- --------------------------------- ---- --------- ----------
                                          Berry Plastics Corp.,
                                             10.750% 07/15/12(a)                 1,400,000  1,589,000
                                          Buckeye Technologies, Inc.,
                                             8.500% 10/01/13(a)                    390,000    414,375
                                          Caraustar Industries, Inc.,
                                             9.875% 04/01/11                     1,605,000  1,701,300
                                          Georgia-Pacific Corp.,
                                             8.875% 02/01/10                     1,900,000  2,142,250
                                          Norske Skog Canada Ltd.,
                                             8.625% 06/15/11                       850,000    867,000
                                          Smurfit-Stone Container Corp.,
                                             8.250% 10/01/12                     1,600,000  1,708,000
                                          Tembec Industries, Inc.,
                                             8.500% 02/01/11                     1,400,000  1,358,000
                                          --------------------------------- ---- --------- ----------
                                                                      Paper Products Total  9,779,925
Pollution Control - 0.0%
----------------------------------------- --------------------------------- ---- --------- ----------
                                          EnviroSource, Inc.,
                                             14.000% 12/15/08(f)                   526,803    508,976
                                          --------------------------------- ---- --------- ----------
                                                                   Pollution Control Total    508,976
Primary Metal - 0.6%
----------------------------------------- --------------------------------- ---- --------- ----------
                                          Bayou Steel Corp.,
                                             9.500% 05/15/08(d)                  3,000,000    570,000
                                          Kaiser Aluminum & Chemical Corp.,
                                             10.875% 10/15/06(d)                 4,715,000  4,078,475
                                          Metallurg, Inc.,
                                             11.000% 12/01/07                    2,200,000  1,144,000

See notes to investment portfolio.

--------------------------------------------------------------------------------

          November 30, 2003 (unaudited) Columbia Strategic Income Fund

Bonds & Notes - (continued)

CORPORATE FIXED INCOME BONDS & NOTES - (continued)

MANUFACTURING - (continued)
Primary Metal - (continued)                                                            Par   Value ($)
------------------------------------ -------------------------------------- ---- --------- -----------
                                     Oregon Steel Mills, Inc.,
                                        10.000% 07/15/09                     USD 1,350,000   1,080,000
                                     Steel Dynamics, Inc.:
                                        9.500% 03/15/09(a)                         480,000     524,400
                                        9.500% 03/15/09                            460,000     502,550
                                     -------------------------------------- ---- --------- -----------
                                                                       Primary Metal Total   7,899,425
Printing & Publishing - 1.4%
------------------------------------ -------------------------------------- ---- --------- -----------
                                     Dex Media, Inc.,
                                        8.000% 11/15/13(a)                       1,800,000   1,822,500
                                     Dex Media East LLC,
                                        12.125% 11/15/12                         3,080,000   3,696,000
                                     Dex Media West LLC,
                                        9.875% 08/15/13(a)                       1,660,000   1,884,100
                                     Hollinger, Inc.,
                                        11.875% 03/01/11(a)                      1,780,000   1,940,200
                                     Primedia, Inc.,
                                        8.875% 05/15/11                          2,650,000   2,749,375
                                     Von Hoffman Corp.:
                                        10.250% 03/15/09(a)                        550,000     577,500
                                        10.250% 03/15/09                         3,200,000   3,360,000
                                     Yell Finance BV,
                                        10.750% 08/01/11                         1,860,000   2,185,500
                                     -------------------------------------- ---- --------- -----------
                                                               Printing & Publishing Total  18,215,175
Stone, Clay, Glass & Concrete - 0.0%
------------------------------------ -------------------------------------- ---- --------- -----------
                                     Owens-Brockway Glass Container,
                                        8.250% 05/15/13(a)                         340,000     355,300
                                     -------------------------------------- ---- --------- -----------
                                                       Stone, Clay, Glass & Concrete Total     355,300
Textile Mill Products - 0.1%
------------------------------------ -------------------------------------- ---- --------- -----------
                                     Collins & Aikman Floor Covering, Inc.,
                                        9.750% 02/15/10                          1,400,000   1,501,500
                                     -------------------------------------- ---- --------- -----------
                                                               Textile Mill Products Total   1,501,500
Transportation Equipment - 0.2%
------------------------------------ -------------------------------------- ---- --------- -----------
                                     Sequa Corp.,
                                        8.875% 04/01/08                          1,160,000   1,261,500
                                     Teekay Shipping Corp.,
                                        8.875% 07/15/11                            700,000     794,500
                                     -------------------------------------- ---- --------- -----------
                                                            Transportation Equipment Total   2,056,000

                                                                                           -----------
                                                                       MANUFACTURING TOTAL 149,509,556

                                             See notes to investment portfolio.

--------------------------------------------------------------------------------

          November 30, 2003 (unaudited) Columbia Strategic Income Fund

Bonds & Notes - (continued)

CORPORATE FIXED INCOME BONDS & NOTES - (continued)

MINING & ENERGY - 4.2%
Metal Mining - 0.3%                                                    Par  Value($)
--------------------------- ------------------------------ --- ----------- ---------
                            TriMas Corp.,
                               9.875% 06/15/12             USD   3,905,000 3,973,337
                            ------------------------------ --- ----------- ---------
                                                        Metal Mining Total 3,973,337
Oil & Gas Extraction - 3.6%
--------------------------- ------------------------------ --- ----------- ---------
                            Benton Oil & Gas Co.,
                               9.375% 11/01/07                   2,445,000 2,420,550
                            Chesapeake Energy Corp.:
                               7.750% 01/15/15                   1,000,000 1,075,000
                               8.125% 04/01/11                     770,000   839,300
                            Coastal Corp.,
                               7.750% 06/15/10                   3,550,000 3,124,000
                            Compton Petroleum Corp.,
                               9.900% 05/15/09                   2,200,000 2,398,000
                            Denbury Resources, Inc.,
                               7.500% 04/01/13(a)                1,000,000 1,037,500
                            Dynegy Holdings Inc.:
                               8.750% 02/15/12                   1,895,000 1,828,675
                               9.875% 07/15/10(a)                  960,000 1,046,400
                               10.125% 07/15/13(a)                 240,000   264,000
                            El Paso Corp.,
                               8.500% 06/01/10                     625,000   684,375
                            Encore Acquisition Co.,
                               8.375% 06/15/12                   1,885,000 1,998,100
                            Energy Partners Ltd.,
                               8.750% 08/01/10                     700,000   739,375
                            Forest Oil Corp.,
                               8.000% 06/15/08                   2,405,000 2,585,375
                            Gazprom,
                               9.625% 03/01/13                   1,850,000 1,998,000
                            Gulfterra Energy Partners,
                               8.500% 06/01/10                   1,050,000 1,149,750
                            Houston Exploration Co.,
                               7.000% 06/15/13(a)                  485,000   491,063
                            Magnum Hunter Resources, Inc.,
                               9.600% 03/15/12                   2,100,000 2,362,500
                            Northwest Pipeline Corp.,
                               8.125% 03/01/10                     760,000   843,600
                            PDVSA Finance Ltd.:
                               6.250% 02/15/06             EUR   3,367,700 3,959,590
                               6.650% 02/15/06             USD   2,550,000 2,530,875

See notes to investment portfolio.

--------------------------------------------------------------------------------

          November 30, 2003 (unaudited) Columbia Strategic Income Fund

Bonds & Notes - (continued)

CORPORATE FIXED INCOME BONDS & NOTES - (continued)

MINING & ENERGY - (continued)
Oil & Gas Extraction - (continued)                                         Par  Value ($)
---------------------------------- --------------------------   ---- --------- ----------
                                   Petroleos Mexicanos,
                                      6.500% 02/01/05            USD 1,215,000  1,272,712
                                   Pogo Producing Co.,
                                      8.250% 04/15/11                1,200,000  1,329,000
                                   Premcor Refining Group,
                                      7.500% 06/15/15                1,430,000  1,465,750
                                   Sonat, Inc.,
                                      7.625% 07/15/11                2,585,000  2,223,100
                                   Southern Natural Gas Co.,
                                      8.875% 03/15/10                1,335,000  1,485,187
                                   Stone Energy Corp.,
                                      8.250% 12/15/11                1,475,000  1,581,938
                                   Tom Brown, Inc.,
                                      7.250% 09/15/13                1,040,000  1,086,800
                                   TransTexas Gas Corp.,
                                      15.000% 03/15/05(f)(g)           465,296     31,128
                                   Williams Companies, Inc.,
                                      8.125% 03/15/12                4,925,000  5,319,000
                                   --------------------------   ---- --------- ----------
                                                  Oil & Gas Extraction Total   49,170,643
Oil & Gas Field Services - 0.3%
---------------------------------- --------------------------   ---- --------- ----------
                                   J. Ray McDermott SA,
                                      11.000% 12/15/13(a)(h)         1,580,000  1,587,900
                                   Newpark Resources, Inc.,
                                      8.625% 12/15/07                1,860,000  1,915,800
                                   --------------------------   ---- --------- ----------
                                              Oil & Gas Field Services Total    3,503,700
                                   --------------------------   ---- --------- ----------
                                                       MINING & ENERGY TOTAL   56,647,680

RETAIL TRADE - 1.2%
Food Stores - 0.2%
---------------------------------- --------------------------   ---- --------- ----------
                                   Delhaize America, Inc.,
                                      8.125% 04/15/11                1,550,000  1,755,887
                                   Winn-Dixie Stores, Inc.,
                                      8.875% 04/01/08                1,250,000  1,234,375
                                   --------------------------   ---- --------- ----------
                                                           Food Stores Total    2,990,262
Miscellaneous Retail - 0.9%
---------------------------------- --------------------------   ---- --------- ----------
                                   Gap, Inc.,
                                      8.800% 12/15/08                  475,000    580,688
                                   General Nutrition Centers,
                                      8.500% 12/01/10(a)(h)            670,000    683,400

                                             See notes to investment portfolio.

--------------------------------------------------------------------------------

          November 30, 2003 (unaudited) Columbia Strategic Income Fund

Bonds & Notes - (continued)

CORPORATE FIXED INCOME BONDS & NOTES - (continued)

RETAIL TRADE - (continued)
Miscellaneous Retail - (continued)                                                           Par   Value($)
---------------------------------- ---------------------------------------------- ---- --------- ----------
                                   JC Penney Co., Inc.,
                                      8.000% 03/01/10                              USD 2,580,000  2,967,000
                                   Rite Aid Corp.,
                                      9.250% 06/01/13(a)                               3,555,000  3,812,738
                                   Saks, Inc.,
                                      8.250% 11/15/08                                    670,000    762,125
                                   Steinway Musical Instruments, Inc.,
                                      8.750% 04/15/11                                  2,600,000  2,730,000

                                                                                                 ----------
                                                                      Miscellaneous Retail Total 11,535,951
Restaurants - 0.1%
---------------------------------- ---------------------------------------------- ---- --------- ----------
                                   Dominos, Inc.,
                                      8.250% 07/01/11(a)                                 520,000    547,950
                                   Yum! Brands, Inc.,
                                      7.700% 07/01/12                                    625,000    715,625
                                   ---------------------------------------------- ---- --------- ----------
                                                                               Restaurants Total  1,263,575

                                                                                                 ----------
                                                                              RETAIL TRADE TOTAL 15,789,788

SERVICES - 6.9%
Amusement & Recreation - 2.6%
---------------------------------- ---------------------------------------------- ---- --------- ----------
                                   Ameristar Casinos, Inc.,
                                      10.750% 02/15/09                                 1,750,000  2,003,750
                                   Boyd Gaming Corp.,
                                      8.750% 04/15/12                                    780,000    846,300
                                   Circus & Eldorado/Silver Legacy Capital Corp.,
                                      10.125% 03/01/12                                 1,495,000  1,521,163
                                   Corus Entertainment, Inc.,
                                      8.750% 03/01/12                                  1,275,000  1,402,500
                                   Hollywood Casino Shreveport,
                                      13.000% 08/01/06(g)                              4,230,000  3,024,450
                                   Hollywood Entertainment Corp.,
                                      9.625% 03/15/11                                  2,225,000  2,391,875
                                   Inn of the Mountain Gods Resort,
                                      12.000% 11/15/10(a)                              1,135,000  1,194,588
                                   Mohegan Tribal Gaming Authority:
                                      8.000% 04/01/12                                  1,575,000  1,701,000
                                      8.375% 07/01/11                                  1,285,000  1,397,438
                                   Park Place Entertainment Corp.,
                                      9.375% 02/15/07                                    690,000    771,075

See notes to investment portfolio.

--------------------------------------------------------------------------------

          November 30, 2003 (unaudited) Columbia Strategic Income Fund

Bonds & Notes - (continued)

CORPORATE FIXED INCOME BONDS & NOTES - (continued)

SERVICES - (continued)
Amusement & Recreation - (continued)                                                  Par  Value ($)
--------------------------------------- ---------------------------------- ---- --------- ----------
                                        Pinnacle Entertainment, Inc.,
                                           9.250% 02/15/07(a)               USD 5,575,000  5,742,250
                                        Poster Financial Group, Inc.,
                                           8.750% 12/01/11(a)(h)                  335,000    343,375
                                        Regal Cinemas, Inc.,
                                           9.375% 02/01/12                        880,000    998,800
                                        River Rock Entertainment,
                                           9.750% 11/01/11(a)                   1,630,000  1,735,950
                                        Six Flags, Inc.,
                                           9.500% 02/01/09                      5,045,000  5,108,062
                                        Town Sports International, Inc.,
                                           9.625% 04/15/11(a)                   1,075,000  1,150,250
                                        Venetian Casino Resort LLC,
                                           11.000% 06/15/10(a)                  1,975,000  2,286,062
                                        Wynn Las Vegas LLC,
                                           12.000% 11/01/10                     1,190,000  1,374,450
                                        ---------------------------------- ---- --------- ----------
                                                             Amusement & Recreation Total 34,993,338
Auto Equipment & Rental Services - 1.0%
--------------------------------------- ---------------------------------- ---- --------- ----------
                                        Accuride Corp.,
                                           9.250% 02/01/08                        675,000    681,750
                                        Dana Corp.:
                                           9.000% 08/15/11                      1,375,000  1,564,062
                                           10.125% 03/15/10                     1,190,000  1,362,550
                                        Dura Operating Corp.:
                                           8.625% 04/15/12                      2,125,000  2,156,875
                                           9.000% 05/01/09                      1,780,000  1,646,500
                                        NationsRent, Inc.,
                                           9.500% 10/15/10(a)                   2,475,000  2,567,813
                                        United Rentals, Inc.,
                                           10.750% 04/15/08                     1,640,000  1,828,600
                                        Williams Scotsman, Inc.,
                                           9.875% 06/01/07                      1,130,000  1,113,050
                                        ---------------------------------- ---- --------- ----------
                                                   Auto Equipment & Rental Services Total 12,921,200
Business Services - 0.5%
--------------------------------------- ---------------------------------- ---- --------- ----------
                                        IMCO Recycling, Inc.,
                                           10.375% 10/15/10(a)                  1,210,000  1,137,400
                                        Iron Mountain, Inc.,
                                           6.625% 01/01/16                      1,940,000  1,891,500
                                        Moore North America Finance, Inc.,
                                           7.875% 01/15/11                        995,000  1,129,325

                                             See notes to investment portfolio.

--------------------------------------------------------------------------------

          November 30, 2003 (unaudited) Columbia Strategic Income Fund

Bonds & Notes - (continued)

CORPORATE FIXED INCOME BONDS & NOTES - (continued)

SERVICES - (continued)
Business Services - (continued)                                                          Par  Value ($)
------------------------------- --------------------------------------------- ---- --------- ----------
                                Stratus Technologies, Inc.,
                                   10.375% 12/01/08(a)                         USD 1,800,000  1,840,500
                                Wackenhut Corrections,
                                   8.250% 07/15/13(a)                                940,000    991,700
                                --------------------------------------------- ---- --------- ----------
                                                                     Business Services Total  6,990,425
Funeral Services - 0.4%
------------------------------- --------------------------------------------- ---- --------- ----------
                                Service Corp. International,
                                   7.700% 04/15/09                                 2,910,000  3,019,125
                                Stewart Enterprises, Inc.,
                                   10.750% 07/01/08                                1,895,000  2,131,875
                                --------------------------------------------- ---- --------- ----------
                                                                      Funeral Services Total  5,151,000
Health Services - 1.9%
------------------------------- --------------------------------------------- ---- --------- ----------
                                AmerisourceBergen Corp.,
                                   8.125% 09/01/08                                 1,080,000  1,196,100
                                Bio-Rad Laboratories, Inc.,
                                   7.500% 08/15/13                                 2,020,000  2,171,500
                                Coventry Health Care, Inc.,
                                   8.125% 02/15/12                                 2,550,000  2,811,375
                                HCA, Inc.,
                                   8.750% 09/01/10                                 1,815,000  2,099,048
                                IASIS Healthcare Corp.,
                                   13.000% 10/15/09                                1,655,000  1,857,738
                                Insight Health Services Corp.,
                                   9.875% 11/01/11                                 2,160,000  2,270,700
                                Magellan Health Services, Inc.,
                                   9.375% 11/15/07(a)(d)                           1,100,000  1,215,500
                                MedQuest, Inc.,
                                   11.875% 08/15/12(a)                             3,000,000  3,288,750
                                Pacificare Health Systems, Inc.,
                                   10.750% 06/01/09                                3,140,000  3,611,000
                                Tenet Healthcare Corp.,
                                   6.375% 12/01/11                                 2,880,000  2,664,000
                                United Surgical Partners International, Inc.,
                                   10.000% 12/15/11                                2,235,000  2,519,962
                                --------------------------------------------- ---- --------- ----------
                                                                       Health Services Total 25,705,673

See notes to investment portfolio.

--------------------------------------------------------------------------------

          November 30, 2003 (unaudited) Columbia Strategic Income Fund

Bonds & Notes - (continued)

CORPORATE FIXED INCOME BONDS & NOTES - (continued)

SERVICES - (continued)
Hotels, Camps & Lodging - 0.5%                                                       Par  Value ($)
------------------------------ ------------------------------------------ ---- --------- ----------
                               Hard Rock Hotel, Inc.,
                                  8.875% 06/01/13(a)                       USD   865,000    908,250
                               Host Marriott LP,
                                  9.500% 01/15/07                              2,100,000  2,296,875
                               Royal Caribbean Cruises Ltd.,
                                  8.000% 05/15/10                              1,330,000  1,434,737
                               Starwood Hotels & Resorts Worldwide, Inc.,
                                  7.875% 05/01/12(a)                           2,050,000  2,278,063
                               ------------------------------------------ ---- --------- ----------
                                                           Hotels, Camps & Lodging Total  6,917,925

                                                                                         ----------
                                                                          SERVICES TOTAL 92,679,561

TRANSPORTATION, COMMUNICATIONS, ELECTRIC, GAS & SANITARY SERVICES - 13.5%
Aerospace - 0.2%
------------------------------ ------------------------------------------ ---- --------- ----------
                               BE Aerospace, Inc.,
                                  8.875% 05/01/11                              2,095,000  1,906,450
                               Vought Aircraft Industries, Inc.,
                                  8.000% 07/15/11(a)                             965,000    977,062
                               ------------------------------------------ ---- --------- ----------
                                                                         Aerospace Total  2,883,512
Air Transportation - 0.8%
------------------------------ ------------------------------------------ ---- --------- ----------
                               Delta Airlines, Inc.,
                                  7.900% 12/15/09                              2,680,000  2,144,000
                               Northwest Airlines, Inc.,
                                  9.875% 03/15/07                              2,485,000  2,211,650
                               Petroleum Helicopters, Inc.,
                                  9.375% 05/01/09                              2,710,000  2,920,025
                               U.S. Airways, Inc.,
                                  10.375% 03/01/13 (i)                         8,883,564  3,064,830
                               ------------------------------------------ ---- --------- ----------
                                                                Air Transportation Total 10,340,505
Broadcasting - 1.8%
------------------------------ ------------------------------------------ ---- --------- ----------
                               Advanstar Communications, Inc.,
                                  12.000% 02/15/11                             3,395,000  3,479,875
                               Canwest Media, Inc.,
                                  10.625% 05/15/11                             3,690,000  4,188,150
                               Emmis Communications Corp.,
                                  (b) 03/15/11
                                  (12.500% 03/15/06)                           2,613,000  2,384,363
                               Quebecor Media, Inc.,
                                  11.125% 07/15/11                             4,000,000  4,590,000
                               Sinclair Broadcast Group, Inc.,
                                  8.750% 12/15/11                                960,000  1,051,200

                                             See notes to investment portfolio.

--------------------------------------------------------------------------------

          November 30, 2003 (unaudited) Columbia Strategic Income Fund

Bonds & Notes - (continued)

CORPORATE FIXED INCOME BONDS & NOTES - (continued)

TRANSPORTATION, COMMUNICATIONS, ELECTRIC, GAS & SANITARY SERVICES - (continued)
Broadcasting - (continued)                                                                 Par  Value ($)
---------------------------         ------------------------------------------- --- ---------- ----------
                                    Spanish Broadcasting System,
                                       9.625% 11/01/09                          USD    450,000    472,500
                                    TV Azteca SA de CV,
                                       10.500% 02/15/07                              3,755,000  3,848,875
                                    Videotron Ltee,
                                       6.875% 01/15/14(a)                            1,390,000  1,431,700
                                    XM Satellite Radio, Inc.,
                                       (b) 12/31/09
                                       (14.000% 12/31/05)                            2,843,285  2,473,658
                                    ------------------------------------------- --- ---------- ----------
                                                                    Broadcasting Total         23,920,321
Cable - 2.2%
---------------------------         ------------------------------------------- --- ---------- ----------
                                    Charter Communications Holding LLC:
                                       (b) 04/01/11
                                       (9.920% 04/01/04)                            10,185,000  7,791,525
                                       10.000% 04/01/09                                795,000    659,850
                                       10.250% 09/15/10(a)                           1,130,000  1,151,188
                                    Comcast UK Cable Partners Ltd.,
                                       11.200% 11/15/07                              5,140,000  5,165,700
                                    CSC Holdings, Inc.,
                                       7.625% 04/01/11                               1,885,000  1,903,850
                                    DirecTV Holdings LLC,
                                       8.375% 03/15/13                               1,800,000  2,036,250
                                    EchoStar DBS Corp.,
                                       6.375% 10/01/11(a)                            3,560,000  3,560,000
                                    Insight Communications, Inc.,
                                       (b) 02/15/11
                                       (12.250% 02/15/06)                            2,485,000  1,969,362
                                    Northland Cable Television, Inc.,
                                       10.250% 11/15/07                              2,835,000  2,806,650
                                    Rogers Cable, Inc.,
                                       6.250% 06/15/13                                  30,000     30,094
                                    Shaw Communications, Inc.,
                                       7.500% 11/20/13                          CAD  2,250,000  1,718,551
                                    ------------------------------------------- --- ---------- ----------
                                                                           Cable Total         28,793,020

See notes to investment portfolio.

--------------------------------------------------------------------------------

          November 30, 2003 (unaudited) Columbia Strategic Income Fund

Bonds & Notes - (continued)

CORPORATE FIXED INCOME BONDS & NOTES - (continued)

TRANSPORTATION, COMMUNICATIONS, ELECTRIC, GAS & SANITARY SERVICES - (continued)
Communication Services - 0.7%                                                             Par Value ($)
----------------------------------------    ----------------------------------- --- --------- ---------
                                            Colt Telecom Group PLC,
                                               12.000% 12/15/06                 USD 1,370,000 1,366,575
                                            Crown Castle International Corp.,
                                               10.750% 08/01/11                     1,200,000 1,332,000
                                            Fairpoint Communications,
                                               11.875% 03/01/10                     1,670,000 1,962,250
                                            Lucent Technologies, Inc.,
                                               6.450% 03/15/29                      2,100,000 1,590,750
                                            SBA Communications Corp.,
                                               10.250% 02/01/09                     3,245,000 2,977,287
                                            ----------------------------------- --- --------- ---------
                                                               Communication Services Total   9,228,862
Electric, Gas & Sanitary Services - 0.4%
----------------------------------------    ----------------------------------- --- --------- ---------
                                            Allied Waste North America, Inc.:
                                               6.500% 11/15/10(a)                   1,855,000 1,855,000
                                             Series 2001 B,
                                               8.500% 12/01/08                      3,600,000 3,942,000
                                            ----------------------------------- --- --------- ---------
                                                    Electric, Gas & Sanitary Services Total   5,797,000
Electric Services - 2.5%
----------------------------------------    ----------------------------------- --- --------- ---------
                                            AES Corp.:
                                               9.000% 05/15/15(a)                   2,685,000 2,926,650
                                               9.500% 06/01/09                      1,861,000 2,000,575
                                            Beaver Valley Funding Corp.,
                                               9.000% 06/01/17                      2,260,000 2,581,485
                                            Caithness Coso Funding Corp.,
                                               9.050% 12/15/09                      2,897,648 3,143,948
                                            Calpine Corp.:
                                               8.500% 07/15/10(a)                   1,880,000 1,739,000
                                               8.500% 02/15/11                      2,405,000 1,743,625
                                               8.625% 08/15/10                      1,520,000 1,102,000
                                            CMS Energy Corp.,
                                               8.900% 07/15/08                      2,360,000 2,504,550
                                            Edison Mission Energy,
                                               9.875% 04/15/11                      2,290,000 2,301,450
                                            Illinova Power Co.,
                                               11.500% 12/15/10                       850,000 1,003,000
                                            MSW Energy Holdings Finance:
                                               7.375% 09/01/10(a)                     800,000   812,000
                                               8.500% 09/01/10(a)                   2,250,000 2,413,125

                                             See notes to investment portfolio.

--------------------------------------------------------------------------------

          November 30, 2003 (unaudited) Columbia Strategic Income Fund

Bonds & Notes - (continued)

CORPORATE FIXED INCOME BONDS & NOTES - (continued)

TRANSPORTATION, COMMUNICATIONS, ELECTRIC, GAS & SANITARY SERVICES - (continued)
Electric Services - (continued)                                                               Par  Value ($)
--------------------------------------- ------------------------------------------- --- --------- ----------
                                        Nevada Power Co.:
                                           9.000% 08/15/13(a)                       USD 1,060,000  1,156,725
                                           10.875% 10/15/09                             2,025,000  2,288,250
                                        PSE&G Energy Holdings, Inc.,
                                           8.625% 02/15/08                              2,495,000  2,650,938
                                        Tiers-Mir-2001-14, Fixed Rate Certificates,
                                           7.200% 06/15/04(a)(d)                        2,430,000  1,190,700
                                        UCAR Finance, Inc.,
                                           10.250% 02/15/12                             2,200,000  2,431,000
                                        ------------------------------------------- --- --------- ----------
                                                                          Electric Services Total 33,989,021
Marine Services - 0.2%
--------------------------------------- ------------------------------------------- --- --------- ----------
                                        Stena AB:
                                           7.500% 11/01/13(a)(h)                          900,000    902,835
                                           9.625% 12/01/12(a)                           1,650,000  1,835,625
                                        Trico Marine Services, Inc.,
                                           8.875% 05/15/12                                510,000    331,500
                                        ------------------------------------------- --- --------- ----------
                                                                            Marine Services Total  3,069,960
Motor Freight & Warehousing - 0.6%
--------------------------------------- ------------------------------------------- --- --------- ----------
                                        Allied Holdings, Inc.,
                                           8.625% 10/01/07                              1,410,000  1,353,600
                                        QDI Capital Corp.,
                                           9.000% 11/15/10(a)                           2,060,000  2,137,250
                                        QDI LLC.:
                                           12.000% 06/15/09 PIK(a)(f)                     972,769  1,045,727
                                           12.500% 06/15/08(a)(f)                       3,978,000  4,060,742
                                        ------------------------------------------- --- --------- ----------
                                                                Motor Freight & Warehousing Total  8,597,319
Radio & Telephone Communications - 2.1%
--------------------------------------- ------------------------------------------- --- --------- ----------
                                        ACC Escrow Corp.,
                                           10.000% 08/01/11(a)                          1,430,000  1,565,850
                                        AirGate PCS, Inc.,
                                           (b) 10/01/09
                                           (13.500% 10/01/04)                             680,000    442,000
                                        Avaya, Inc.,
                                           11.125% 04/01/09                             1,395,000  1,639,125
                                        Cincinnati Bell, Inc.,
                                           8.375% 01/15/14(a)                           1,815,000  1,905,750
                                        Dobson Communications Corp.,
                                           8.875% 10/01/13(a)                           2,580,000  2,596,125
                                        Horizon PCS, Inc.,
                                           13.750% 06/15/11(d)                          2,975,000    669,375

See notes to investment portfolio.

--------------------------------------------------------------------------------

          November 30, 2003 (unaudited) Columbia Strategic Income Fund

Bonds & Notes - (continued)

CORPORATE FIXED INCOME BONDS & NOTES - (continued)

TRANSPORTATION, COMMUNICATIONS, ELECTRIC, GAS & SANITARY SERVICES - (continued)
Radio & Telephone Communications - (continued)                                            Par  Value ($)
----------------------------------------------   ------------------------------ --- --------- ----------
                                                 MCI Communications Corp.:
                                                    7.125% 06/15/27(d)          USD   710,000    575,100
                                                    7.500% 08/20/04(d)              2,745,000  2,223,450
                                                 Nextel Communications, Inc.:
                                                    9.375% 11/15/09                 4,695,000  5,105,812
                                                    9.750% 10/31/07
                                                 Nextel Partners, Inc.,
                                                    11.000% 03/15/10                2,425,000  2,679,625
                                                 Rogers Cantel, Inc.,
                                                    9.750% 06/01/16                 4,025,000  4,749,500
                                                 US Unwired, Inc.,
                                                    (b) 11/01/09
                                                    (13.375% 11/01/04)              4,535,000  3,015,775
                                                 Western Wireless Corp.,
                                                    9.250% 07/15/13                 1,175,000  1,216,125
                                                 ------------------------------ --- --------- ----------
                                                     Radio & Telephone Communications Total   28,383,612
Railroad - 0.3%
----------------------------------------------   ------------------------------ --- --------- ----------
                                                 Kansas City Southern,
                                                    7.500% 06/15/09                 1,410,000  1,441,725
                                                 TFM SA de CV,
                                                    12.500% 06/15/12(a)             2,210,000  2,447,575
                                                 ------------------------------ --- --------- ----------
                                                                             Railroad Total    3,889,300
Telecommunication Services - 1.7%
----------------------------------------------   ------------------------------ --- --------- ----------
                                                 American Towers, Inc.,
                                                    7.250% 12/01/11(a)              1,150,000  1,152,875
                                                 Carrier1 International SA,
                                                    13.250% 02/15/09(d)             6,000,000    540,000
                                                 Innova S. de R.L.,
                                                    9.375% 09/19/13(a)                590,000    604,013
                                                 Insight Midwest,
                                                    9.750% 10/01/09(a)              2,080,000  2,199,600
                                                 Level 3 Communications,
                                                    (b) 12/01/08
                                                    (10.500% 12/01/03)              2,370,000  2,215,950
                                                 Qwest Capital Funding:
                                                    7.250% 02/15/11                 3,300,000  3,143,250
                                                    7.750% 02/15/31                 2,315,000  2,037,200
                                                 Qwest Services Corp.,
                                                    13.500% 12/15/10(a)             3,730,000  4,382,750
                                                 Spectrasite, Inc.,
                                                    8.250% 05/15/10(a)              1,245,000  1,319,700

                                             See notes to investment portfolio.

--------------------------------------------------------------------------------

          November 30, 2003 (unaudited) Columbia Strategic Income Fund

Bonds & Notes - (continued)

CORPORATE FIXED INCOME BONDS & NOTES - (continued)

TRANSPORTATION, COMMUNICATIONS, ELECTRIC, GAS & SANITARY SERVICES - (continued)

Telecommunication Services - (continued)                                                   Par   Value ($)
                                 Time Warner Telecom LLC:
                                    9.750% 07/15/08                             USD  3,300,000   3,366,000
                                    10.125% 02/01/11                                   850,000     879,750
                                 Triton PCS, Inc.,
                                    8.750% 11/15/11                                    780,000     748,800
                                 ---------------------------------------------- --- ---------- -----------
                                                          Telecommunication Services Total      22,589,888

                                                                                    ---------- -----------
                       TRANSPORTATION, COMMUNICATIONS, ELECTRIC, GAS & SERVICES TOTAL          181,482,320

                                 Total Corporate Fixed Income Bonds & Notes
                                 (cost of $512,437,236)                                        537,868,106

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 23.9%
                                 Federal Home Loan Mortgage Corp.:
                                    5.000% 08/25/10                                  8,600,000   8,741,805
                                    7.500% 03/01/16                                     17,683      18,582
                                    8.000% 04/01/06 - 05/01/16                         133,457     140,505
                                    8.500% 02/01/07 - 07/01/10                         121,254     129,428
                                    8.750% 05/01/05 - 07/01/08                          19,105      20,483
                                    9.000% 09/01/04 - 01/01/22                         146,258     160,375
                                    9.250% 08/01/08 - 09/01/16                         104,504     115,187
                                    9.500% 11/01/08 - 08/01/16                          96,482     105,103
                                    9.750% 12/01/08 - 09/01/16                          19,214      21,014
                                    10.000% 07/01/09 - 11/01/19                        178,990     196,091
                                    10.500% 11/01/11 - 10/01/24                        107,673     120,961
                                    10.750% 05/01/10 - 09/01/13                        222,820     247,057
                                    11.250% 10/01/10 - 11/01/15                        176,352     197,953
                                 ---------------------------------------------- --- ---------- -----------
                                                    Federal Home Loan Mortgage Corp. Total      10,214,544
                                 Federal National Mortgage Association:
                                    7.500% 11/01/03 - 11/01/11                          69,691      72,292
                                    8.000% 07/01/08 - 07/01/09                          77,230      80,782
                                    8.250% 11/01/07                                     36,753      38,348
                                    8.500% 05/01/08 - 09/01/21                         242,923     260,326
                                    9.000% 11/01/08 - 08/01/21                         619,314     679,114
                                    9.250% 05/01/16                                     99,955     111,178
                                    10.000% 11/01/13 - 03/01/16                        322,148     362,176
                                    10.500% 09/01/07 - 03/01/16                        303,044     338,692
                                   To Be Announced,
                                    6.500% 11/04/33(j)                              60,590,000  63,165,075

                                                                                    ---------- -----------
                                               Federal National Mortgage Association Total      65,107,983
                                 Government National Mortgage Association:
                                    8.500% 02/15/06                                      4,860       5,179
                                    9.000% 08/15/08 - 12/15/17                       1,898,497   2,103,118
                                    9.500% 06/15/09 - 11/15/17                         918,889   1,009,538
                                    10.000% 06/15/04 - 09/15/21                        225,441     251,253
                                    10.500% 12/15/10 - 04/15/21                         63,173      70,986
                                    11.000% 12/15/09 -  12/15/15                       357,049     402,695
                                    11.750% 08/15/13                                     9,326      10,590
                                    12.000% 05/15/14                                       788         903

                                                                                    ---------- -----------
                                            Government National Mortgage Association Total       3,854,262

See notes to investment portfolio.

--------------------------------------------------------------------------------

          November 30, 2003 (unaudited) Columbia Strategic Income Fund

Bonds & Notes - (continued)

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - (continued)                                                      Par   Value ($)
                                                     U.S. Treasury Notes/Bonds:
                                                          7.500% 11/15/24              USD         12,000,000  15,527,808
                                                          8.875% 02/15/19                           9,000,000  12,781,053
                                                          10.375% 11/15/12                         52,000,000  66,188,304
                                                          10.625% 08/15/15                         29,415,000  45,601,280
                                                          11.625% 11/15/04                         23,600,000  25,871,500
                                                          12.000% 08/15/13                         55,248,000  76,220,638
                                                     --------------------------------- ---------- ----------- -----------
                                                                U.S. Treasury Notes/Bonds Total               242,190,583

                                                     TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS
                                                     (cost of $334,916,001)                                   321,367,372
FOREIGN GOVERNMENT OBLIGATIONS - 33.3%
                                                     European Investment Bank,
                                                          7.625% 12/07/07              GBP          5,110,000   9,590,884
                                                     Government of Australia,
                                                          8.750% 08/15/08              AUD         27,555,000  22,223,741
                                                     Government of Canada:
                                                          5.500% 06/01/10              CAD          9,245,000   7,518,364
                                                          10.000% 06/01/08                         24,110,000  23,095,048
                                                     Government of New Zealand:
                                                          6.000% 11/15/11              NZD         28,800,000  18,148,573
                                                          6.500% 04/15/13                          27,600,000  17,926,309
                                                       Government of Sweden:
                                                          5.000% 01/28/09              SEK        153,580,000  20,838,203
                                                          5.500% 10/08/12                          54,300,000   7,502,854
                                                          6.750% 05/05/14                          35,625,000   5,380,805
                                                       Kingdom of Norway,
                                                          6.000% 05/16/11              NOK        129,800,000  20,370,671
                                                       Ministry Finance Russia,
                                                          12.750% 06/24/28             USD          4,410,000   6,923,700
                                                       Poland Government Bond,
                                                          8.500% 05/12/07              PLN         29,915,000   7,891,101
                                                       Republic of Brazil:
                                                          9.250% 10/22/10              USD          4,180,000   4,313,760
                                                          9.500% 01/24/11              EUR          3,750,000   4,645,282
                                                          11.000% 01/11/12             USD          2,000,000   2,230,000
                                                          11.000% 08/17/40                          5,270,000   5,391,210
                                                          11.500% 04/02/09             EUR          4,250,000   5,629,227
                                                          12.750% 01/15/20             USD          4,650,000   5,661,375
                                                          14.500% 10/15/09                          8,200,000  10,356,600
                                                       Republic of Bulgaria:
                                                          1.000% 07/28/24(e)                        1,485,000   1,461,834
                                                          7.500% 01/15/13              EUR          7,770,000  10,389,433

                                             See notes to investment portfolio.

--------------------------------------------------------------------------------

          November 30, 2003 (unaudited) Columbia Strategic Income Fund

Bonds & Notes - (continued)

FOREIGN GOVERNMENT OBLIGATIONS - (continued)                                                 Par   Value ($)
                                             Republic of Colombia:
                                                9.750% 04/09/11                   USD  7,230,510   8,043,942
                                                10.000% 01/23/12                       5,523,000   5,840,573
                                                11.500% 05/31/11                  EUR  3,010,000   4,028,346
                                             Republic of France:
                                                5.000% 10/25/16                        8,060,000   9,995,148
                                                5.500% 10/25/10                        3,465,000   4,501,128
                                             Republic of Germany:
                                                5.375% 01/04/10                        8,110,000  10,441,486
                                                6.000% 07/04/07                       10,280,000  13,336,310
                                             Republic of Greece:
                                                5.350% 05/18/11                   GRD 10,000,000  12,759,245
                                                8.600% 03/26/08                        3,492,296   4,995,634
                                             Republic of Italy,
                                                5.250% 08/01/11                   EUR 22,800,000  29,068,566
                                             Republic of Peru,
                                                9.875% 02/06/15                   USD  6,100,000   7,060,750
                                             Republic of Philippines,
                                                8.250% 01/15/14                        3,325,000   3,108,875
                                             Republic of South Africa:
                                                5.250% 05/16/13                   EUR  7,230,000   8,296,865
                                                13.000% 08/31/10                  ZAR 73,960,000  13,888,265
                                             Republic of Venezuela:
                                                9.250% 09/15/27                   USD 13,945,000  11,574,350
                                                10.750% 09/19/13(a)                    2,510,000   2,466,075
                                             Russian Federation:
                                                5.000% 03/31/30                       13,210,000  12,376,449
                                                11.000% 07/24/18                       5,752,000   7,617,949
                                             Treasury of Corp. Victoria,
                                                7.500% 08/15/08                   AUD 19,860,000  15,226,960
                                             United Kingdom Treasury:
                                                5.000% 03/07/12                   GBP  4,840,000   8,306,026
                                                7.500% 12/07/06                        2,810,000   5,204,600
                                                9.000% 07/12/11                        4,750,000  10,223,147
                                             United Mexican States:
                                                7.500% 03/08/10                   EUR  5,040,000   6,663,507
                                                11.375% 09/15/16                  USD  8,920,000  12,510,300
                                                11.500% 05/15/26                       2,685,000   3,846,263
                                             ------------------------------------ --- ---------- -----------

                                             Total Foreign Government Obligations
                                             (cost of $397,986,643)                              448,869,733
                                             ------------------------------------ --- ---------- -----------

See notes to investment portfolio.

--------------------------------------------------------------------------------

          November 30, 2003 (unaudited) Columbia Strategic Income Fund

Bonds & Notes - (continued)
Convertible Bonds - 0.5%
TRANSPORTATION, COMMUNICATIONS, ELECTRIC, GAS & SANITARY SERVICES - 0.5%           Par     Value ($)
Communication Services - 0.2%
---------------------------------------     ---------------------------- --- --------- -------------
                                            Colt Telecom Group PLC
                                               2.000% 03/29/06(a)        EUR 1,615,000     2,053,852
                                               2.000% 12/16/06(a)              750,000       954,287
                                                      Communication Services Total         3,008,139
Radio & Telephone Communications - 0.3%
---------------------------------------     ---------------------------- --- --------- -------------
                                            Nortel Networks Corp.,
                                               4.250% 09/01/08               4,180,000     3,959,505
                                            ---------------------------- --- --------- -------------
                                            Radio & Telephone Communications Total         3,959,505
                                                                             --------- -------------
                                                   TRANSPORTATION, COMMUNICATIONS,
                                            ELECTRIC, GAS & SANITARY SERVICES TOTAL        6,967,644

                                            Total Convertible Bonds
                                            (cost of $5,518,650)                           6,967,644

                                            Total Bonds & Notes
                                            (cost of $1,250,858,530)                   1,315,072,855
                                            ---------------------------- --- --------- -------------

Preferred Stocks - 1.0%

FINANCE, INSURANCE & REAL ESTATE - 0.3%
Real Estate - 0.3%                                                             Shares Value ($)
--------------------------------------- ---------------------------------- -   ------ ---------
                                        iStar Financial:
                                           7.800%                              76,000 1,907,129
                                           7.875%                              65,180 1,670,237
                                        ---------------------------------- -   ------ ---------
                                                                  Real Estate Total   3,577,366
                                                                               ------ ---------
                                             FINANCE, INSURANCE & REAL ESTATE TOTAL   3,577,366

MANUFACTURING - 0.1%
Food & Kindred Products - 0.0%
--------------------------------------- ---------------------------------- -   ------ ---------
                                        Constellation Brands, Inc., 5.750%     14,950   482,138
                                                                               ------ ---------
                                                      Food & Kindred Products Total     482,138
Printing & Publishing - 0.1%
--------------------------------------- ---------------------------------- -   ------ ---------
                                        Primedia, Inc.:
                                           8.625%                                 165    14,932
                                           9.200%                               9,560   884,300
                                                                               ------ ---------
                                                        Printing & Publishing Total     899,232
                                        ---------------------------------- -   ------ ---------
                                                                MANUFACTURING TOTAL   1,381,370

                                             See notes to investment portfolio.

--------------------------------------------------------------------------------

          November 30, 2003 (unaudited) Columbia Strategic Income Fund


TRANSPORTATION, COMMUNICATIONS, ELECTRIC, GAS & SANITARY SERVICES - 0.6%
Broadcasting - 0.2%                                                            Shares   Value($)
--------------------------------- --------------------------------------- -   ------- ----------
                                  Spanish Broadcasting System, 10.750%(a)       2,390  2,401,950
                                  --------------------------------------- -   ------- ----------
                                                                 Broadcasting Total    2,401,950
Cable - 0.4%
--------------------------------- --------------------------------------- -   ------- ----------
                                  CSC Holdings Ltd., PIK:
                                     11.125%                                   30,244  3,198,303
                                     11.750%                                   23,529  2,476,427
                                  --------------------------------------- -   ------- ----------
                                                                        Cable Total    5,674,730
Pollution Control - 0.0%
--------------------------------- --------------------------------------- -   ------- ----------
                                  EnviroSource, Inc., 7.250%(f)                 1,787    205,505
                                  --------------------------------------- -   ------- ----------
                                                            Pollution Control Total      205,505
Telecommunication Services - 0.0%
--------------------------------- --------------------------------------- -   ------- ----------
                                  NTL Europe, Inc., Series A, 10.000%              52        268
                                                   Telecommunication Services Total          268
                                                                              ------- ----------
            TRANSPORTATION, COMMUNICATIONS, ELECTRIC, GAS & SANITARY SERVICES TOTAL    8,282,453

                                  Total Preferred Stocks
                                  (cost of $13,512,969)                               13,241,189
Common Stocks - 0.3%

MINING & ENERGY - 0.0%
Oil & Gas Extraction - 0.0%
--------------------------------- --------------------------------------- -   ------- ----------
                                  Forest Oil Corp.                              8,215    205,786
                                  Orion Refining Corp.(a)(f)(k)(l)                 10         --
                                  --------------------------------------- -   ------- ----------
                                                         Oil & Gas Extraction Total      205,786
                                                                              ------- ----------
                                                              MINING & ENERGY TOTAL      205,786

SERVICES - 0.0%
Health Services - 0.0%
--------------------------------- --------------------------------------- -   ------- ----------
                                  Kuala Healthcare Affiliates, Inc.(k)        176,666        177
                                  --------------------------------------- -   ------- ----------
                                                              Health Services Total          177
                                                                              ------- ----------
                                                                     SERVICES TOTAL          177

See notes to investment portfolio.

--------------------------------------------------------------------------------

          November 30, 2003 (unaudited) Columbia Strategic Income Fund

Common Stock - (continued)

TRANSPORTATION, COMMUNICATIONS, ELECTRIC, GAS & SANITARY SERVICES- 0.3%
Communication Services - 0.2%                                               Shares Value ($)
-----------------------------    -------------------------------------- -   ------ ---------
                                 NTL Europe, Inc.,                          31,451 2,049,347
                                 Ono Finance PLC(a)(k)                       8,000         8
                                 Telus Corp.                                     1        18
                                 -------------------------------------- -   ------ ---------
                                                 Communication Services Total      2,049,373
Pollution Control - 0.1%
-----------------------------    -------------------------------------- -   ------ ---------
                                 EnviroSource, Inc.(f)(k)                   15,400 1,108,800
                                 Fairlane Management Corp. (f)(k)(l)        15,400        --
                                 -------------------------------------- -   ------ ---------
                                                      Pollution Control Total      1,108,800

Telecommunication Services - 0.0%
--------------------------------------- --------------------------------------------- ------ ---------
                                        Adelphia Business Solutions, Inc., Class B(k) 19,695       158
                                        Nextel Communications, Inc., Class A(k)       18,590   470,885
                                        --------------------------------------------- ------ ---------
                                                            Telecommunication Services Total   471,043
                                        --------------------------------------------- ------ ---------
                                                   TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
                                                               GAS & SANITARY SERVICES TOTAL 3,629,216

                                        Total Common Stocks
                                        (cost of $6,934,753)                                 3,835,179
Warrants (k) - 0.1%                                                                    Units

FINANCE, INSURANCE & REAL ESTATE - 0.0%
Depository Institutions - 0.0%
--------------------------------------- --------------------------------------------- ------ ---------
                                        KMC Telecom Holdings, Inc.,
                                           expires 01/31/08(a)                         2,000        20

                                                                                             ---------
                                                               Depository Institutions Total        20
                                        --------------------------------------------- ------ ---------
                                                      FINANCE, INSURANCE & REAL ESTATE TOTAL        20

RETAIL TRADE - 0.0%
Food Stores - 0.0%
--------------------------------------- --------------------------------------------- ------ ---------
                                        Pathmark Stores, Inc.,
                                           expires 09/19/10                           32,317    31,671

                                                                                             ---------
                                                                           Food Stores Total    31,671
                                        --------------------------------------------- ------ ---------
                                                                          RETAIL TRADE TOTAL    31,671

                                             See notes to investment portfolio.

--------------------------------------------------------------------------------

          November 30, 2003 (unaudited) Columbia Strategic Income Fund

Warrants (k) - (continued)                                                  Units Value ($)

TRANSPORTATION, COMMUNICATIONS, ELECTRIC, GAS & SANITARY SERVICES - 0.1%
Cable - 0.0%
---------------------------------- --------------------------------------- ------ ---------
                                   Cable Satisfaction International, Inc.,
                                      expires 03/01/05                      6,080        61
                                   Ono Finance PLC,
                                      expires 02/15/11(a)                   2,050        21

                                                                                  ---------
                                                                      Cable Total        82

                                                                                  ---------
Communications - 0.1%
---------------------------------- --------------------------------------- ------ ---------
                                   Splitrock Services, Inc.,
                                      expires 07/15/08                      2,000    28,000
                                   UbiquiTel, Inc.,
                                      expires 04/15/10(a)                   4,300        43
                                   XM Satellite Radio Holdings, Inc.:
                                      expires 12/31/09                        545   981,000
                                      expires 03/15/10(a)                   2,000    41,500

                                                                                  ---------
                                                             Communications Total 1,050,543

                                                                                  ---------
Communication Services - 0.0%
---------------------------------- --------------------------------------- ------ ---------
                                   iPCS, Inc.,
                                      expires 07/15/10(a)                   2,500        25

                                                                                  ---------
                                                     Communication Services Total        25
Motor Freight & Warehousing - 0.0%
---------------------------------- --------------------------------------- ------ ---------
                                   QDI LLC,
                                      expires 01/15/07(a)(f)               11,840   181,507

                                                                                  ---------
                                                Motor Freight & Warehousing Total   181,507
Telecommunications - 0.0%
---------------------------------- --------------------------------------- ------ ---------
                                   Carrier1 International SA,
                                      expires 02/15/09(a)(d)                2,780        28
                                   Horizon PCS, Inc.,
                                      expires 10/01/10(a)                   3,875         4
                                   Jazztel PLC,
                                      expires 07/15/10(a)(l)                1,250        --
                                   AT&T Canada,
                                      expires 08/15/07(a)(f)(l)             1,250        --

                                                                                  ---------
                                                         Telecommunications Total        32
                                   --------------------------------------- ------ ---------
                                        TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
                                                    GAS & SANITARY SERVICES TOTAL 1,232,189

                                   Total Warrants
                                   (cost of $3,417,820)                           1,263,880

See notes to investment portfolio.

--------------------------------------------------------------------------------

          November 30, 2003 (unaudited) Columbia Strategic Income Fund

Short-Term Obligation - 3.8%                                                           Par      Value ($)
---------------------------- --------------------------------------------- --------------- -------------
                             Repurchase agreement with State Street Bank
                             & Trust Co., dated 11/28/03, due 12/01/03 at
                             0.950%, collateralized by U.S. Treasury Bonds
                             with various maturities to 02/15/29, market
                             value $52,708,209 (repurchase proceeds
                             $51,674,091)
                             (cost of $51,670,000)                         USD  51,670,000    51,670,000
                             --------------------------------------------- --------------- -------------

                             Total Investments - 102.9%
                             (cost of $1,326,394,072)(n)                                   1,385,083,103

                             Other Assets & Liabilities, Net - (2.9)%                        (38,999,522)

                             Net Assets - 100.0%                                           1,346,083,581

                              Notesto Investment Portfolio:
                                (a)This security is exempt from registration
                                   under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2003, the value of these securities amounted to $139,332,130, which represents 10.4% of net assets.
                                (b)Stepped coupon bond. Currently accruing at
                                   zero. Shown parenthetically is the next
                                   interest rate to be paid and the date the Fund will begin accruing this rate.
                                (c)Zero coupon bond.
                                (d)As of November 30, 2003, the Fund held
                                   certain securities that have filed for
                                   bankruptcy protection under Chapter 11,
                                   representing 0.9% of net assets. Income is not being accrued.
                                (e)Interest rates on variable rate securities
                                   change periodically. The rate listed is as of November 30, 2003.
                                (f)Represents fair value as determined in good
                                   faith under procedures approved by the Board of Trustees.
                                (g)This issuer is in default of certain debt
                                   covenants. Income is not being accrued.
                                (h)This security has been purchased on a
                                   delayed delivery basis.
                                (i)Income is not being accrued on this security.
                                (j)This security, or a portion thereof, has
                                   been purchased on a delayed delivery basis whereby the terms that are fixed are the purchase price, interest rate and settlement date. The exact quantity purchased may be slightly more or less than the amount shown.
                                (k)Non-income producing.
                                (l)Security has no value.
                                (m)As of November 30, 2003, the Fund held
                                   certain securities that have filed for
                                   bankruptcy protection under Chapter 11,
                                   representing 0.1% of net assets. Income is being accrued.
                                (n)Cost for federal income tax purposes is
                                   $1,349,764,154.

                                             See notes to financial statements.

--------------------------------------------------------------------------------

          November 30, 2003 (unaudited) Columbia Strategic Income Fund


As of November 30, 2003, the Fund had entered into the following forward foreign currency contracts:

                                                         Net Unrealized
                                              Settlement  Depreciation
         Contracts to Deliver In Exchange For    Date    as of 11/30/03
            CAD  2,250,000    USD  1,722,620   12/15/03   $   (10,369)
            EUR  1,731,700    USD  1,986,528   12/08/03       (92,463)
            EUR 13,480,000    USD 15,677,240   12/15/03      (487,234)
            EUR  8,742,000    USD 10,420,464   12/24/03       (59,665)
            EUR  4,462,500    USD  5,319,300   12/24/03       (30,457)
            EUR  4,135,000    USD  4,928,920   12/24/03       (28,222)
            EUR 16,898,000    USD 20,142,416   12/24/03      (115,331)
            EUR  3,751,000    USD  4,471,192   12/24/03       (25,601)
            GBP  3,530,000    USD  5,906,396   12/15/03      (165,040)
            GBP  1,569,000    USD  2,668,241   12/24/03       (28,546)
            GBP    518,000    USD    881,636   12/24/03        (8,699)
            GBP  1,363,000    USD  2,318,463   12/24/03       (24,253)
            NOK 24,888,000    USD  3,622,707   12/29/03       (22,022)
            NOK 22,403,000    USD  3,265,267   12/29/03       (15,546)
                                                          -----------
                                                          $(1,113,448)
                                                          -----------

                          Acronym Name
                            AUD   Australian Dollar
                            CAD   Canadian Dollar
                            EUR   Euro
                            GBP   Great British Pound
                            GRD   Greek Drachma
                            ITL   Italian Lire
                            NOK   Norwegian Krone
                            NZD   New Zealand Dollar
                            PIK   Payment-In-Kind
                            PLN   Polish Zloty
                            SEK   Swedish Krona
                            USD   United States Dollar
                            ZAR   South African Rand


See notes to investment portfolio.

       STATEMENT OF ASSETS AND LIABILITIES
                                           ------------------------------
       November 30, 2003 (unaudited)       Columbia Strategic Income Fund

                                                                                                            ($)
-------------------------- ----------------------------------------------------------------- -   -------------
                   Assets: Investments, at cost                                                  1,326,394,072
                           Investments, at value                                                 1,385,083,103
                           Cash                                                                      1,482,802
                           Foreign currency (cost of $463,185)                                         472,134
                           Receivable for:
                            Investments sold                                                         3,638,738
                            Investments sold on a delayed delivery basis                               236,900
                            Fund shares sold                                                           826,757
                            Interest                                                                27,793,344
                            Dividends                                                                   70,285
                           Deferred Trustees' compensation plan                                         35,231
                           Other assets                                                                392,706

                                                                                                 -------------
                                                                                  Total Assets   1,420,032,000
                           ----------------------------------------------------------------- -   -------------
              Liabilities: Net unrealized depreciation on foreign forward currency contracts         1,113,448
                           Payable for:
                            Investments purchased                                                    2,959,313
                            Investments purchased on a delayed delivery basis                       66,627,155
                            Fund shares repurchased                                                  1,232,277
                            Investment advisory fee                                                    703,333
                            Transfer agent fee                                                         488,288
                            Pricing and bookkeeping fees                                                52,521
                            Trustees' fees                                                                 281
                            Custody fee                                                                 98,407
                            Distribution and service fees                                              638,165
                           Deferred Trustees' fees                                                      35,231

                                                                                                 -------------
                                                                             Total Liabilities      73,948,419

                                                                                    Net Assets   1,346,083,581
                           ----------------------------------------------------------------- -   -------------
Composition of Net Assets: Paid-in capital                                                       1,650,580,350
                           Overdistributed net investment income                                   (12,456,208)
                           Accumulated net realized loss                                          (350,107,099)
                           Net unrealized appreciation (depreciation) on:
                            Investments                                                             58,689,031
                            Foreign currency translations                                             (622,493)

                                                                                    Net Assets   1,346,083,581
                           ----------------------------------------------------------------- -   -------------
                  Class A: Net assets                                                              592,443,083
                           Shares outstanding                                                       95,940,220
                           Net asset value per share                                                   6.18(a)
                           Maximum offering price per share ($6.18/0.9525)                             6.49(b)
                           ----------------------------------------------------------------- -   -------------
                  Class B: Net assets                                                              460,096,033
                           Shares outstanding                                                       74,553,005
                           Net asset value and offering price per share                                6.17(a)
                           ----------------------------------------------------------------- -   -------------
                  Class C: Net assets                                                               43,749,199
                           Shares outstanding                                                        7,084,237
                           Net asset value and offering price per share                                6.18(a)
                           ----------------------------------------------------------------- -   -------------
                  Class J: Net assets                                                              249,082,727
                           Shares outstanding                                                       40,407,589
                           Net asset value and redemption price per share                              6.16(a)
                           Maximum offering price per share ($6.16/0.9700)                             6.35(b)
                           ----------------------------------------------------------------- -   -------------
                  Class Z: Net assets                                                                  712,539
                           Shares outstanding                                                          116,252
                           Net asset value, offering and redemption price per share                       6.13

                                (a)Redemption price per share is equal to net
                                   asset value less any applicable contingent deferred sales charge.
                                (b)On sales of $50,000 or more the offering
                                   price is reduced.


                                             See notes to financial statements.

          STATEMENT OF OPERATIONS
                                        ------------------------------
          November 30, 2003 (unaudited) Columbia Strategic Income Fund

                                                                                                                        ($)
------------------------------------------ -------------------------------------------------------------------  ----------
                        Investment Income: Dividends                                                               296,974
                                           Interest                                                             48,150,877
                                           Dollar roll fee income                                                  312,225

                                                                                                                ----------
                                            Total Investment Income (net of foreign taxes withheld of $20,039)  48,760,076
                                           -------------------------------------------------------------------  ----------
                                 Expenses: Investment advisory fee                                               4,303,447
                                           Distribution fee:
                                            Class B                                                              1,756,589
                                            Class C                                                                164,899
                                            Class J                                                                438,317
                                           Service fee:
                                            Class A                                                                700,370
                                            Class B                                                                558,265
                                            Class C                                                                 52,367
                                            Class J                                                                298,953
                                           Transfer agent fee                                                    1,823,599
                                           Pricing and bookkeeping fees                                            218,580
                                           Trustees' fees                                                           21,685
                                           Custody fee                                                             164,264
                                           Other expenses                                                          125,526

                                                                                                                ----------
                                            Total Expenses                                                      10,626,861
                                           Fees waived by Distributor - Class C                                    (32,961)
                                           Custody earnings credit                                                  (3,181)

                                                                                                                ----------
                                            Net Expenses                                                        10,590,719

                                                                                                                ----------
                                           Net Investment Income                                                38,169,357
                                           -------------------------------------------------------------------  ----------
Net Realized and Unrealized Gain (Loss) on Net realized gain (loss) on:
         Investments and Foreign Currency:  Investments                                                         17,111,236
                                            Foreign currency transactions                                       (8,286,568)

                                                                                                                ----------
                                              Net realized gain                                                  8,824,668
                                           Net change in unrealized appreciation/depreciation on:
                                            Investments                                                          4,419,616
                                            Foreign currency translations                                        5,910,219
                                              Net change in unrealized appreciation/depreciation                10,329,835

                                                                                                                ----------
                                           Net Gain                                                             19,154,503

                                                                                                                ----------
                                           Net Increase in Net Assets from Operations                           57,323,860

See notes to financial statements.

       STATEMENTS OF CHANGES IN NET ASSETS
                                           ------------------------------
                                           Columbia Strategic Income Fund

                                                                                            (unaudited)
                                                                                       Six Months Ended    Period Ended
                                                                                      November 30, 2003         May 31,
Increase (Decrease) in Net Assets:                                                                  ($)    2003 (a) ($)
--------------------------------------- --------------------------------------------- -----------------  -------------
                            Operations: Net investment income                                38,169,357     34,240,196
                                        Net realized gain (loss) on investments and
                                        foreign currency transactions                         8,824,668     13,443,603
                                        Net change in unrealized appreciation/
                                        depreciation on investments and foreign
                                        currency translations                                10,329,835     92,604,312

                                                                                      -----------------  -------------
                                           Net Increase from Operations                      57,323,860    140,288,111
                                        --------------------------------------------- -----------------  -------------
Distributions Declared to Shareholders: From net investment income:
                                         Class A                                            (18,007,227)   (15,184,183)
                                         Class B                                            (12,542,043)   (10,942,373)
                                         Class C                                             (1,210,813)    (1,015,241)
                                         Class J                                             (7,284,782)    (6,687,799)
                                         Class Z                                                (22,247)       (12,062)
                                        Return of capital:
                                         Class A                                                     --             --
                                         Class B                                                     --             --
                                         Class C                                                     --             --
                                         Class J                                                     --             --
                                         Class Z                                                     --             --

                                                                                      -----------------  -------------
                                        Total Distributions Declared to Shareholders        (39,067,112)   (33,841,658)
                                        --------------------------------------------- -----------------  -------------
                    Share Transactions: Class A:
                                         Subscriptions                                       32,661,700     28,881,303
                                         Distributions reinvested                             9,361,276      7,792,998
                                         Redemptions                                        (52,886,922)   (39,518,059)

                                                                                      -----------------  -------------
                                           Net Decrease                                     (10,863,946)    (2,843,758)
                                        --------------------------------------------- -----------------  -------------
                                        Class B:
                                         Subscriptions                                       25,146,569     32,599,690
                                         Distributions reinvested                             6,808,839      5,920,067
                                         Redemptions                                        (62,595,898)   (47,619,346)

                                                                                      -----------------  -------------
                                           Net Decrease                                     (30,640,490)    (9,099,589)
                                        --------------------------------------------- -----------------  -------------
                                        Class C:
                                         Subscriptions                                        4,685,282      6,567,113
                                         Distributions reinvested                               644,176        547,933
                                         Redemptions                                         (7,750,622)    (3,831,655)

                                                                                      -----------------  -------------
                                           Net Increase (Decrease)                           (2,421,164)     3,283,391
                                        --------------------------------------------- -----------------  -------------
                                        Class J:
                                         Subscriptions                                        2,020,961      4,260,615
                                         Redemptions                                        (14,370,252)   (38,576,078)

                                                                                      -----------------  -------------
                                           Net Decrease                                     (12,349,291)   (34,315,463)
                                        --------------------------------------------- -----------------  -------------
                                        Class Z:
                                         Subscriptions                                          308,159      1,247,878
                                         Distributions reinvested                                19,342         11,438
                                         Redemptions                                           (806,114)      (108,415)

                                                                                      -----------------  -------------
                                           Net Increase (Decrease)                             (478,613)     1,150,901
                                        --------------------------------------------- -----------------  -------------
                                        Net Decrease from Share Transactions                (56,753,504)   (41,824,518)

                                                                                      -----------------  -------------
                                        Total Increase (Decrease) in Net Assets             (38,496,756)    64,621,935

                                                                                      -----------------  -------------
                            Net Assets: Beginning of period                               1,384,580,337  1,319,958,402

                                                                                      -----------------  -------------
                                        End of period (overdistributed net investment
                                        income of $(12,456,208), $(11,558,453) and
                                        $(25,578,478), respectively)                      1,346,083,581  1,384,580,337

                                                                                      -----------------  -------------

                                                  Year Ended
                                                December 31,
                                                    2002 ($)
--------------------------------------------- -------------
Net investment income                            87,534,488
Net realized gain (loss) on investments and
foreign currency transactions                  (102,998,317)
Net change in unrealized appreciation/
depreciation on investments and foreign
currency translations                           113,060,240

                                              -------------
   Net Increase from Operations                  97,596,411
--------------------------------------------- -------------
From net investment income:
 Class A                                        (42,003,370)
 Class B                                        (32,234,724)
 Class C                                         (2,719,136)
 Class J                                        (20,199,908)
 Class Z                                            (44,973)
Return of capital:
 Class A                                         (2,370,220)
 Class B                                         (1,818,983)
 Class C                                           (153,439)
 Class J                                         (1,139,866)
 Class Z                                             (2,538)

                                              -------------
Total Distributions Declared to Shareholders   (102,687,157)
--------------------------------------------- -------------
Class A:
 Subscriptions                                   76,999,338
 Distributions reinvested                        22,577,921
 Redemptions                                   (120,669,061)

                                              -------------
   Net Decrease                                 (21,091,802)
--------------------------------------------- -------------
Class B:
 Subscriptions                                   66,402,147
 Distributions reinvested                        18,557,348
 Redemptions                                   (159,845,033)

                                              -------------
   Net Decrease                                 (74,885,538)
--------------------------------------------- -------------
Class C:
 Subscriptions                                   10,711,255
 Distributions reinvested                         1,596,012
 Redemptions                                    (16,138,332)

                                              -------------
   Net Increase (Decrease)                       (3,831,065)
--------------------------------------------- -------------
Class J:
 Subscriptions                                    7,970,201
 Redemptions                                    (59,088,986)

                                              -------------
   Net Decrease                                 (51,118,785)
--------------------------------------------- -------------
Class Z:
 Subscriptions                                       31,748
 Distributions reinvested                            47,503
 Redemptions                                     (1,932,379)

                                              -------------
   Net Increase (Decrease)                       (1,853,128)
--------------------------------------------- -------------
Net Decrease from Share Transactions           (152,780,318)

                                              -------------
Total Increase (Decrease) in Net Assets        (157,871,064)

                                              -------------
Beginning of period                           1,477,829,466

                                              -------------
End of period (overdistributed net investment
income of $(12,456,208), $(11,558,453) and
$(25,578,478), respectively)                  1,319,958,402

                                              -------------

                                (a)The Fund has changed its fiscal year end
                                   from December 31 to May 31.

                                             See notes to financial statements.

--------------------------------------------------------------------------------
                                                 Columbia Strategic Income Fund

                                                                               (unaudited)  Period Ended    Year Ended
Increase (Decrease) in Net Assets:                                        Six Months Ended       May 31,  December 31,
(continued)                                                              November 30, 2003      2003 (a)          2002
---------------------------------- ------------------------------------  -----------------  ------------  ------------
Changes in Shares:                 Class A:
                                    Subscriptions                                5,381,023     4,991,280    13,798,283
                                    Issued for distributions reinvested          1,545,107     1,347,649     4,075,545
                                    Redemptions                                 (8,737,223)   (6,828,570)  (21,765,079)
                                                                         -----------------  ------------  ------------
                                      Net Decrease                              (1,811,093)     (489,641)   (3,891,251)
                                   ------------------------------------  -----------------  ------------  ------------
                                   Class B:
                                    Subscriptions                                4,149,073     5,624,733    11,996,584
                                    Issued for distributions reinvested          1,124,959     1,023,970     3,358,728
                                    Redemptions                                (10,343,438)   (8,229,830)  (28,815,674)
                                                                         -----------------  ------------  ------------
                                      Net Decrease                              (5,069,406)   (1,581,127)  (13,460,362)
                                   ------------------------------------  -----------------  ------------  ------------
                                   Class C:
                                    Subscriptions                                  774,346     1,130,031     1,930,151
                                    Issued for distributions reinvested            106,330        94,722       287,824
                                    Redemptions                                 (1,280,266)     (658,217)   (2,910,443)
                                                                         -----------------  ------------  ------------
                                      Net Increase (Decrease)                     (399,590)      566,536      (692,468)
                                   ------------------------------------  -----------------  ------------  ------------
                                   Class J:
                                    Subscriptions                                  331,541       724,787     1,438,451
                                    Redemptions                                 (2,370,080)   (6,646,170)  (10,581,690)
                                                                         -----------------  ------------  ------------
                                      Net Decrease                              (2,038,539)   (5,921,383)   (9,143,239)
                                   ------------------------------------  -----------------  ------------  ------------
                                   Class Z:
                                    Subscriptions                                   50,753       212,751         5,811
                                    Issued for distributions reinvested              3,207         1,948         8,620
                                    Redemptions                                   (134,107)      (18,781)     (344,889)
                                                                         -----------------  ------------  ------------
                                      Net Increase (Decrease)                      (80,147)      195,918      (330,458)
                                   ------------------------------------  -----------------  ------------  ------------

                                (a)The Fund has changed its fiscal year end
                                   from December 31 to May 31.

See notes to financial statements.

          NOTES TO FINANCIAL STATEMENTS
                                        ------------------------------
          November 30, 2003 (unaudited) Columbia Strategic Income Fund

Note 1. Organization

Columbia Strategic Income Fund (the "Fund"), a series of Columbia Funds Trust I (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Goal

The Fund seeks high current income consistent with prudent risk. The Fund also seeks maximum total return.

Fund Shares

The Fund may issue an unlimited number of shares, and offers five classes of shares: Class A, Class B, Class C, Class J and Class Z. Each share class has its own sales charge and expense structure.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge are subject to a 1.00% contingent deferred sales charge ("CDSC") on shares sold within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares in a certain number of years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class J shares are subject to a 3% front-end sales charge and are available for purchase only by residents or citizens of Japan. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

Effective October 13, 2003, the Fund changed its name from Liberty Strategic Income Fund to Columbia Strategic Income Fund. Also on that date, the Trust changed its name from Liberty Funds Trust I to Columbia Funds Trust I.

Note 2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by a pricing service approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Certain securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Equity securities are valued at the last sale price at the close of the principal exchange on which they trade. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Restricted securities and investments for which market quotations are not readily available, which tend to be more thinly traded and of lesser quality are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Foreign markets close each day at various times prior to the close of the New York Stock Exchange ("NYSE"). Foreign

--------------------------------------------------------------------------------

          November 30, 2003 (unaudited) Columbia Strategic Income Fund currency exchange rates are generally determined prior to the close of the NYSE at 12:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the value of a foreign security may occur subsequent to the close of the exchange or market which would not be reflected in the computation of the Fund's net asset value. In such an event, the foreign security will be valued at the fair value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. The Fund may utilize forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities. The Fund may also enter into these contracts to hedge certain other foreign currency denominated assets. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Forward currency contracts are valued daily at the current exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the foreign currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. The use of forward currency contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. A fund could also be exposed to risk if the counterparties of the contracts are unable to fulfill the terms of the contracts. The Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the forward currency contract commitment in a separate account.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral securities are marked-to-market daily to ensure that their market value is at least equal, at all times to the repurchase price. (In the event that the market value of the collateral securities declines below the repurchase price of the repurchase agreement, additional securities will be required to be received.) A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities, and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resale.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage dollar roll transactions. A mortgage dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase substantially similar securities at an agreed upon price and date. During the period between the sale and repurchase, the Fund will not be entitled to accrue interest and receive principal payment on the securities sold. Mortgage dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. In the event the buyer of the securities under a mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the transaction may be restricted pending a determination by or with respect to the other party. The Fund maintains U.S.

--------------------------------------------------------------------------------

          November 30, 2003 (unaudited) Columbia Strategic Income Fund

Government securities or other liquid high grade debt obligations as collateral with respect to mortgage dollar roll transactions.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the delayed delivery commitment in a separate account.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. The value of additional securities received as an income payment is recorded as income and as the cost basis of such securities.

Foreign Currency Transactions

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions includes gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable or tax-exempt income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income and capital gains dividends are determined in accordance with income tax regulations and may differ from GAAP.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Unrealized appreciation (depreciation) at November 30, 2003, based on cost of investments for federal income tax purposes was:

                   Unrealized appreciation     $ 97,634,763
                   Unrealized depreciation      (62,315,814)
                                               ------------
                   Net unrealized appreciation $ 35,318,949
                   -----------------------------------------

The following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

                             Year of   Capital Loss
                            Expiration Carryforward
                            -----------------------
                               2007    $ 21,541,689
                            -----------------------
                               2008      63,518,542
                            -----------------------
                               2009     136,912,288
                            -----------------------
                               2010     135,415,014
                            -----------------------
                               2011         318,608
                                       ------------
                                       $357,706,141
                            -----------------------

--------------------------------------------------------------------------------

          November 30, 2003 (unaudited) Columbia Strategic Income Fund


Expired capital loss carryforwards are recorded as a reduction of paid-in capital.

Note 4. Fees and Compensation Paid to Affiliates

On April 1, 2003, Colonial Management Associates, Inc., the previous investment advisor to the Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect, wholly-owned subsidiary of FleetBoston Financial Corporation. As a result of the merger, Columbia now serves as the Fund's investment advisor. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

Investment Advisory Fee

Columbia is the investment advisor to the Fund and provides administrative and other services. Columbia receives a monthly fee based on the Fund's average daily net assets at the following annual rates:

                       Average Daily Net Assets Fee Rate
                       ---------------------------------
                           First $1 billion      0.65%
                       ---------------------------------
                           Next $1 billion       0.60%
                       ---------------------------------
                           Over $2 billion       0.55%
                       ---------------------------------

For the six months ended November 30, 2003, the Fund's annualized effective investment advisory fee rate was 0.64%.

Pricing and Bookkeeping Fees

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street").

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average daily net assets of the Fund for that month. The Fund also pays additional fees for pricing services. For the six months ended November 30, 2003, the annualized effective pricing and bookkeeping fee rate was 0.03%. Columbia pays the total fees collected to State Street under the Outsourcing Agreement.

Transfer Agent Fee

Columbia Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services for an annual fee of $34.00 per open account for transfer agent fees. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses

Prior to November 1, 2003, the Transfer Agent was entitled to receive a monthly transfer agent fee at the annual rate of 0.06% of the Fund's average daily net assets plus flat-rate charges based on the number of shareholder accounts and transactions, in addition to reimbursement for certain out-of-pocket expenses. For the six months ended November 30, 2003, the annualized effective transfer agent fee rate, exclusive of out-of-pocket expenses, was 0.19%.

Effective October 13, 2003, Liberty Funds Services, Inc. changed it name to Columbia Funds Services, Inc.

Underwriting Discounts, Service and Distribution Fees

Effective October 13, 2003, Liberty Funds Distributor, Inc. (the
"Distributor"), an affiliate of Columbia and the Fund's principal underwriter, changed its name to Columbia Funds Distributor, Inc. For the six months ended November 30, 2003, the Distributor retained net underwriting discounts of $26,432 on sales of the Fund's Class A shares and received CDSC of $36, $484,791 and $8,499 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") which requires the payment of a monthly service fee to the Distributor. The service fee is equal to 0.15% annually of the average daily net assets attributable to outstanding Class A and Class B shares issued prior to January 1, 1993 and 0.25% annually of the average daily net assets attributable to outstanding Class A, Class B, Class C and Class J shares issued thereafter. This arrangement results in a service fee between the 0.15% and 0.25% annual rates. For the six months ended November 30, 2003, the Fund's effective annualized service fee rate was 0.24%.

--------------------------------------------------------------------------------

          November 30, 2003 (unaudited) Columbia Strategic Income Fund


The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares and 0.35% annually of the average daily net assets attributable to Class J shares. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.60% annually.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees

The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Portfolio Information

Purchases and Sales of Securities

For the six months ended November 30, 2003, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $356,482,110 and $424,428,573, respectively of which $8,591,938 and $91,156,932, respectively, were U.S. Government securities.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 credit facility, which is used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to the Fund based on its borrowings. In addition, the Fund has agreed to pay commitment fees on its pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations. For the six months ended November 30, 2003, the Fund did not borrow under these arrangements.

Note 7. Disclosure of Significant Risks and Contingencies

Industry focus

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Foreign securities

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

High-yield securities

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk bonds." Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities.

Legal Proceedings

Columbia, the Distributor and certain of their affiliates (collectively, "the Columbia Group") have received information requests and subpoenas from various regulatory authorities, including the Securities and Exchange Commission ("SEC") and the New York Attorney General, in connection with their investigations of late trading and market timing in mutual funds. The Columbia Group has not uncovered any instances where Columbia or the Distributor was knowingly involved in late trading of mutual fund shares. The Columbia Group has identified a limited number of investors who had informal arrangements for trading certain Columbia Fund shares between 1998 and 2003. A substantial majority of the trading had ended by October 2002. None of these arrangements exists today. Information relating to those trading arrangements has been supplied to various regulatory authorities. To the extent that any Columbia Fund, whose shares were involved in those trading activities, was harmed by them, the Columbia Group has undertaken to reimburse such Fund.

The SEC staff has issued notices to the effect that it has made a preliminary determination to recommend that the SEC bring civil enforcement actions, including injunctive proceedings, against Columbia and the Distributor, alleging that they have violated certain provisions of the federal securities laws. The Columbia Group believes that those allegations are based principally on the trading arrangements referred to above. Columbia and the Distributor are engaged in discussions with the SEC staff in an effort to reach a satisfactory resolution of these matters. However, there can be no assurance that such a resolution will be reached. Any potential resolution of these matters may include, but not be limited to, sanctions, financial penalties, damages or injunctions regarding Columbia or the Distributor, and structural changes in the conduct of their business.

Although the Columbia Group does not believe that these regulatory developments or their resolution will have a material adverse effect on the Columbia Funds, or on the ability of Columbia and the Distributor to provide services to the Columbia Funds, there can be no assurance that these matters or any adverse publicity or other developments resulting from them will not result in increased redemptions or reduced sales of Columbia Fund shares, which could increase transactions costs or operating expenses, or other consequences for the Columbia Funds.

Note 8. Comparability of Financial Statements

The Fund has changed its fiscal year end from December 31 to May 31.

--------------------------------------------------------------------------------

          November 30, 2003 (unaudited) Columbia Strategic Income Fund

              FINANCIAL HIGHLIGHTS
                                   ------------------------------
                                   Columbia Strategic Income Fund

Selected data for a share outstanding throughout each period is as follows:


                                (unaudited)
                                 Six Months             Period
                                      Ended              Ended
                               November 30,            May 31,                             Year Ended December 31,
Class A Shares                         2003           2003 (a)            2002               2001            2000
--------------------------------              -----            -------------------------------------------------------
Net Asset Value, Beginning of
Period                           $   6.09         $   5.63         $   5.64        $   6.00           $   6.62
------------------------------ ------------   -   --------     -   --------    -   --------       -   --------    -
Income from Investment Operations:
Net investment income               0.18 (b)         0.16 (b)         0.38 (b)         0.48(b)(c)        0.58 (d)
Net realized and
unrealized gain (loss) on
investments and foreign
currency                             0.10             0.46             0.05           (0.30)(c)          (0.62)
                               ------------       --------         --------        --------           --------
Total from Investment
Operations                           0.28             0.62             0.43            0.18              (0.04)
------------------------------ ------------   -   --------     -   --------    -   --------       -   --------    -
Less Distributions Declared to Shareholders:
From net investment
income                              (0.19)           (0.16)           (0.42)          (0.50)             (0.53)
Return of capital                      --               --            (0.02)          (0.04)             (0.05)
                               ------------       --------         --------        --------           --------
Total Distributions
Declared to Shareholders            (0.19)           (0.16)           (0.44)          (0.54)             (0.58)
------------------------------ ------------   -   --------     -   --------    -   --------       -   --------    -
Net Asset Value, End of Period   $   6.18         $   6.09         $   5.63        $   5.64           $   6.00
Total return (f)                     4.63%(g)        11.10%(g)         7.97%           3.07%             (0.68)%
------------------------------ ------------   -   --------     -   --------    -   --------       -   --------    -
Ratios to Average Net Assets/Supplemental Data:
Expenses (h)                         1.22%(i)         1.27%(i)         1.23%           1.21%              1.17%
Net investment income (h)            5.98%(i)         6.52%(i)         6.75%           8.22%(c)           9.12%
Portfolio turnover rate                26%(g)           59%(g)           62%            106%                35%
Net assets, end of period
(000's)                          $592,443         $595,223         $552,737        $575,791           $536,481
------------------------------ ------------   -   --------     -   --------    -   --------       -   --------    -




Class A Shares                         1999             1998
------------------------------------------------------------
Net Asset Value, Beginning of
Period                         $   7.11         $   7.32
------------------------------ --------     -   --------
Income from Investment Operations:
Net investment income             0.57 (d)          0.56
Net realized and
unrealized gain (loss) on
investments and foreign
currency                          (0.48)           (0.19)
                               --------         --------
Total from Investment
Operations                         0.09             0.37
------------------------------ --------     -   --------
Less Distributions Declared to Shareholders:
From net investment
income                            (0.58)(e)        (0.58)(e)
Return of capital                    --               --
                               --------         --------
Total Distributions
Declared to Shareholders          (0.58)           (0.58)
------------------------------ --------     -   --------
Net Asset Value, End of Period $   6.62         $   7.11
Total return (f)                   1.28%            5.17%
------------------------------ --------     -   --------
Ratios to Average Net Assets/Supplemental Data:
Expenses (h)                       1.19%            1.15%
Net investment income (h)          8.30%            7.88%
Portfolio turnover rate              44%              64%
Net assets, end of period
(000's)                        $669,795         $787,461
------------------------------ --------     -   --------

(a)The Fund has changed its fiscal year end from December 31 to May 31.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended December 31, 2001 was to decrease the net investment income per share by $0.02, increase the net realized and unrealized loss per share by $0.02 and decrease the ratio of net investment income to average net assets from 8.60% to 8.22%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.
(d)The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.
(e)Distributions from income include currency gains and gains on securities treated as ordinary income for tax purposes.
(f)Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(g)Not annualized.
(h)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(i)Annualized.

--------------------------------------------------------------------------------
                          Columbia Strategic Income Fund

Selected data for a share outstanding throughout each period is as follows:

                                (unaudited)
                                 Six Months             Period
                                      Ended              Ended
                               November 30,            May 31,                             Year Ended December 31,
Class B Shares                         2003            2003(a)            2002               2001            2000
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
Period                           $   6.09         $   5.62         $   5.63        $   6.00           $   6.62
------------------------------ ------------   -   --------     -   --------    -   --------       -   --------    -
Income from Investment Operations:
Net investment income               0.16 (b)         0.14 (b)         0.34 (b)         0.44(b)(c)        0.53 (d)
Net realized and
unrealized gain (loss) on
investments and foreign
currency                             0.08             0.47             0.04           (0.32)(c)          (0.62)
                               ------------       --------         --------        --------           --------
Total from Investment
Operations                           0.24             0.61             0.38            0.12              (0.09)
------------------------------ ------------   -   --------     -   --------    -   --------       -   --------    -
Less Distributions Declared to Shareholders:
From net investment
income                              (0.16)           (0.14)           (0.37)          (0.45)             (0.48)
Return of capital                      --               --            (0.02)          (0.04)             (0.05)
                               ------------       --------         --------        --------           --------
Total Distributions
Declared to Shareholders            (0.16)           (0.14)           (0.39)          (0.49)             (0.53)
------------------------------ ------------   -   --------     -   --------    -   --------       -   --------    -
Net Asset Value, End of Period   $   6.17         $   6.09         $   5.62        $   5.63           $   6.00
Total return (f)                     4.07%(g)        10.95%(g)         7.17%           2.12%             (1.41)%
------------------------------ ------------   -   --------     -   --------    -   --------       -   --------    -
Ratios to Average Net Assets/Supplemental Data:
Expenses (h)                         1.97%(i)         2.02%(i)         1.98%           1.96%              1.92%
Net investment income (h)            5.23%(i)         5.77%(i)         6.00%           7.47%(c)           8.37%
Portfolio turnover rate                26%(g)           59%(g)           62%            106%                35%
Net assets, end of period
(000's)                          $460,096         $484,540         $456,563        $533,406           $693,733
------------------------------ ------------   -   --------     -   --------    -   --------       -   --------    -




Class B Shares                         1999             1998
------------------------------------------------------------
Net Asset Value, Beginning of
Period                         $   7.11         $   7.32
------------------------------ --------     -   --------
Income from Investment Operations:
Net investment income             0.51 (d)          0.51
Net realized and
unrealized gain (loss) on
investments and foreign
currency                          (0.48)           (0.20)
                               --------         --------
Total from Investment
Operations                         0.03             0.31
------------------------------ --------     -   --------
Less Distributions Declared to Shareholders:
From net investment
income                            (0.52)(e)        (0.52)(e)
Return of capital                    --               --
                               --------         --------
Total Distributions
Declared to Shareholders          (0.52)           (0.52)
------------------------------ --------     -   --------
Net Asset Value, End of Period $   6.62         $   7.11
Total return (f)                   0.52%            4.38%
------------------------------ --------     -   --------
Ratios to Average Net Assets/Supplemental Data:
Expenses (h)                       1.94%            1.90%
Net investment income (h)          7.55%            7.13%
Portfolio turnover rate              44%              64%
Net assets, end of period
(000's)                        $914,145         $919,740
------------------------------ --------     -   --------

(a)The Fund has changed its fiscal year end from December 31 to May 31.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended December 31, 2001 was to decrease the net investment income per share by $0.02, increase the net realized and unrealized loss per share by $0.02 and decrease the ratio of net investment income to average net assets from 7.85% to 7.47%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.
(d)The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.
(e)Distributions from income include currency gains and gains on securities treated as ordinary income for tax purposes.
(f)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(g)Not annualized.
(h)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(i)Annualized.

--------------------------------------------------------------------------------
                          Columbia Strategic Income Fund

Selected data for a share outstanding throughout each period is as follows:


                                  (unaudited)
                                   Six Months               Period
                                        Ended                Ended
                                 November 30,              May 31,                              Year Ended December 31,
Class C Shares                           2003              2003(a)            2002              2001              2000
--------------------------------                -----              --------------------------------------------------------
Net Asset Value, Beginning of
Period                           $  6.09            $  5.63            $  5.64         $  6.00           $  6.62
------------------------------ ------------     -   -------        -   -------     -   -------       -   -------       -
Income from Investment Operations:
Net investment income               0.16(b)            0.14(b)            0.35(b)         0.45(b)(c)        0.54(d)(e)
Net realized and unrealized
gain (loss) on investments and
foreign currency                    0.10               0.46               0.04           (0.31)(c)         (0.62)
                               ------------         -------            -------         -------           -------
Total from Investment
Operations                          0.26               0.60               0.39            0.14             (0.08)
------------------------------ ------------     -   -------        -   -------     -   -------       -   -------       -
Less Distributions Declared to Shareholders:
From net investment income         (0.17)             (0.14)             (0.38)          (0.46)            (0.49)
Return of capital                     --                 --              (0.02)          (0.04)            (0.05)
                               ------------         -------            -------         -------           -------
Total Distributions Declared
to Shareholders                    (0.17)             (0.14)             (0.40)          (0.50)            (0.54)
------------------------------ ------------     -   -------        -   -------     -   -------       -   -------       -
Net Asset Value, End of Period   $  6.18            $  6.09            $  5.63         $  5.64           $  6.00
Total return (g)                    4.32%(h)(i)       10.82%(h)(i)        7.32%(h)        2.45%            (1.26)%(h)
------------------------------ ------------     -   -------        -   -------     -   -------       -   -------       -
Ratios to Average Net Assets/Supplemental Data:
Expenses (j)                        1.82%(k)           1.87%(k)           1.83%           1.81%             1.77%(d)
Net investment income (j)           5.38%(k)           5.92%(k)           6.15%           7.62%(c)          8.52%(d)
Waiver/reimbursement                0.15%(k)           0.15%(k)           0.15%             --              0.15%
Portfolio turnover rate               26%(i)             59%(i)             62%            106%               35%
Net assets, end of period
(000's)                          $43,749            $45,572            $38,923         $42,906           $43,538




Class C Shares                          1999            1998
------------------------------------------------------------
Net Asset Value, Beginning of
Period                         $  7.11           $  7.32
------------------------------ -------       -   -------
Income from Investment Operations:
Net investment income             0.52(d)(e)        0.52(d)
Net realized and unrealized
gain (loss) on investments and
foreign currency                 (0.48)            (0.20)
                               -------           -------
Total from Investment
Operations                        0.04              0.32
------------------------------ -------       -   -------
Less Distributions Declared to Shareholders:
From net investment income       (0.53)(f)         (0.53)(f)
Return of capital                   --                --
                               -------           -------
Total Distributions Declared
to Shareholders                  (0.53)            (0.53)
------------------------------ -------       -   -------
Net Asset Value, End of Period $  6.62           $  7.11
Total return (g)                  0.67%(h)          4.54%(h)
------------------------------ -------       -   -------
Ratios to Average Net Assets/Supplemental Data:
Expenses (j)                      1.79%(d)          1.75%(d)
Net investment income (j)         7.70%(d)          7.28%(d)
Waiver/reimbursement              0.15%             0.15%
Portfolio turnover rate             44%               64%
Net assets, end of period
(000's)                        $57,246           $36,918

(a)The Fund has changed its fiscal year end from December 31 to May 31.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended December 31, 2001 was to decrease the net investment income per share by $0.02, increase the net realized and unrealized loss per share by $0.02 and decrease the ratio of net investment income to average net assets from 8.00% to 7.62%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.
(d)Net of fees waived by the Distributor which amounted to $0.02, $0.01 and $0.01 per share and 0.15%, 0.15% and 0.15% for the periods ended December 31, 2000, 1999 and 1998, respectively.
(e)The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.
(f)Distributions from income include currency gains and gains on securities treated as ordinary income for tax purposes.
(g)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(h)Had the Distributor not waived a portion of expenses, total return would have been reduced.
(i)Not annualized.
(j)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(k)Annualized.

--------------------------------------------------------------------------------
                          Columbia Strategic Income Fund

Selected data for a share outstanding throughout each period is as follows:


                                (unaudited)
                                 Six Months             Period
                                      Ended              Ended
                               November 30,            May 31,                             Year Ended December 31,
Class J Shares                         2003            2003(a)            2002               2001            2000
--------------------------------              -   -            -   ---------------------------------------------------
Net Asset Value, Beginning of
Period                           $   6.08         $   5.62         $   5.63        $   6.00           $   6.62
------------------------------ ------------   -   --------     -   --------    -   --------       -   --------    -
Income from Investment Operations:
Net investment income               0.17 (c)         0.15 (c)         0.36 (c)         0.46(c)(d)        0.55 (e)
Net realized and unrealized
gain (loss) on investments
and foreign currency                 0.09             0.46             0.05           (0.31)(d)          (0.62)
                               ------------       --------         --------        --------           --------
Total from Investment
Operations                           0.26             0.61             0.41            0.15              (0.07)
------------------------------ ------------   -   --------     -   --------    -   --------       -   --------    -
Less Distributions Declared to Shareholders:
From net investment income          (0.18)           (0.15)           (0.40)          (0.48)             (0.50)
Return of capital                      --               --            (0.02)          (0.04)             (0.05)
                               ------------       --------         --------        --------           --------
Total Distributions Declared
to Shareholders                     (0.18)           (0.15)           (0.42)          (0.52)             (0.55)
------------------------------ ------------   -   --------     -   --------    -   --------       -   --------    -
Net Asset Value, End of Period   $   6.16         $   6.08         $   5.62        $   5.63           $   6.00
Total return(h)                      4.31%(i)        10.97%(i)         7.61%           2.56%             (1.02)%
------------------------------ ------------   -   --------     -   --------    -   --------       -   --------    -
Ratios to Average Net Assets/Supplemental Data:
Expenses (j)                         1.57%(k)         1.62%(k)         1.58%           1.56%              1.52%
Net investment income (j)            5.63%(k)         6.17%(k)         6.40%           7.87%(d)           8.77%
Portfolio turnover rate                26%(i)           59%(i)           62%            106%                35%
Net assets, end of period
(000's)                          $249,083         $258,057         $271,733        $323,866           $508,079
------------------------------ ------------   -   --------     -   --------    -   --------       -   --------    -




Class J Shares                         1999          1998(b)
------------------------------------------------------------
Net Asset Value, Beginning of
Period                         $   7.10         $   7.00
------------------------------ --------     -   --------
Income from Investment Operations:
Net investment income             0.54 (e)          0.08
Net realized and unrealized
gain (loss) on investments
and foreign currency              (0.47)           0.11 (f)
                               --------         --------
Total from Investment
Operations                         0.07             0.19
------------------------------ --------     -   --------
Less Distributions Declared to Shareholders:
From net investment income        (0.55)(g)        (0.09)(g)
Return of capital                    --               --
                               --------         --------
Total Distributions Declared
to Shareholders                   (0.55)           (0.09)
------------------------------ --------     -   --------
Net Asset Value, End of Period $   6.62         $   7.10
Total return(h)                    1.07%            2.74%(i)
------------------------------ --------     -   --------
Ratios to Average Net Assets/Supplemental Data:
Expenses (j)                       1.54%            1.49%(k)
Net investment income (j)          7.95%            7.76%(k)
Portfolio turnover rate              44%              64%
Net assets, end of period
(000's)                        $568,311         $ 49,143
------------------------------ --------     -   --------

(a)The Fund has changed its fiscal year end from December 31 to May 31.
(b)Class J shares were initially offered on November 2, 1998. Per share data and total return reflect activity from that date.
(c)Per share data was calculated using average shares outstanding during the period.
(d)Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended December 31, 2001 was to decrease the net investment income per share by $0.02, increase the net realized and unrealized loss per share by $0.02 and decrease the ratio of net investment income to average net assets from 8.25% to 7.87%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.
(e)The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.
(f)The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(g)Distributions from income include currency gains and gains on securities treated as ordinary income for tax purposes.
(h)Total return at net asset value assuming all distributions reinvested and no initial sales charge.
(i)Not annualized.
(j)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(k)Annualized.

--------------------------------------------------------------------------------
                          Columbia Strategic Income Fund

Selected data for a share outstanding throughout each period is as follows:

                                      (unaudited)
                                       Six Months            Period
                                            Ended             Ended
                                     November 30,           May 31,                      Year Ended December 31,
Class Z Shares                               2003           2003(a)            2002               2001            2000
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period    $ 6.05         $   5.59         $   5.62        $   5.99           $   6.62
------------------------------------ ------------  -   --------     -   --------    -   --------       -   --------    -
Income from Investment Operations:
Net investment income                     0.19(c)          0.17(c)          0.39(c)         0.49(c)(d)         0.59(e)
Net realized and unrealized gain
(loss) on investments and foreign
currency                                  0.08             0.45             0.03           (0.31)(d)          (0.63)
                                     ------------      --------         --------        --------           --------
Total from Investment
Operations                                0.27             0.62             0.42            0.18              (0.04)
------------------------------------ ------------  -   --------     -   --------    -   --------       -   --------    -
Less Distributions Declared to Shareholders:
From net investment income               (0.19)           (0.16)           (0.43)          (0.51)             (0.54)
Return of capital                           --               --            (0.02)          (0.04)             (0.05)
                                     ------------      --------         --------        --------           --------
Total Distributions Declared
to Shareholders                          (0.19)           (0.16)           (0.45)          (0.55)             (0.59)
------------------------------------ ------------  -   --------     -   --------    -   --------       -   --------    -
Net Asset Value, End of Period          $ 6.13         $   6.05         $   5.59        $   5.62           $   5.99
Total return (g)                          4.62%(h)        11.29%(h)         7.87%           3.14%             (0.59)%
------------------------------------ ------------  -   --------     -   --------    -   --------       -   --------    -
Ratios to Average Net Assets/Supplemental Data:
Expenses (i)                              0.98%(j)         1.03%(j)         0.99%           0.98%              0.93%
Net investment income (i)                 6.23%(j)         6.76%(j)         6.99%           8.45%(d)           9.36%
Portfolio turnover rate                     26%(h)           59%(h)           62%            106%                35%
Net assets, end of period (000's)       $  713         $  1,188         $      3        $  1,860           $      1
------------------------------------ ------------  -   --------     -   --------    -   --------       -   --------    -




Class Z Shares                            1999(b)
-------------------------------------------------
Net Asset Value, Beginning of Period $   7.10
------------------------------------ --------
Income from Investment Operations:
Net investment income                    0.53(e)
Net realized and unrealized gain
(loss) on investments and foreign
currency                                (0.47)
                                     --------
Total from Investment
Operations                               0.06
------------------------------------ --------
Less Distributions Declared to Shareholders:
From net investment income              (0.54)(f)
Return of capital                          --
                                     --------
Total Distributions Declared
to Shareholders                         (0.54)
------------------------------------ --------
Net Asset Value, End of Period       $   6.62
Total return (g)                         1.50%(h)
------------------------------------ --------
Ratios to Average Net Assets/Supplemental Data:
Expenses (i)                             0.95%(j)
Net investment income (i)                8.54%(j)
Portfolio turnover rate                    44%
Net assets, end of period (000's)    $  4,928
------------------------------------ --------

(a)The Fund has changed its fiscal year end from December 31 to May 31.
(b)Class Z shares were initially offered on January 29, 1999. Per share data and total return reflect activity from that date.
(c)Per share data was calculated using average shares outstanding during the period.
(d)Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended December 31, 2001 was to decrease the net investment income per share by $0.02, increase the net realized and unrealized loss per share by $0.02 and decrease the ratio of net investment income to average net assets from 8.84% to 8.45%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.
(e)The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.
(f)Distributions from income include currency gains and gains on securities treated as ordinary income for tax purposes.
(g)Total return at net asset value assuming all distributions reinvested.
(h)Not annualized.
(i)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(j)Annualized.

     IMPORTANT INFORMATION ABOUT THIS REPORT
                                             ------------------------------
                                             Columbia Strategic Income Fund

Transfer Agent

Columbia Funds Services, Inc. P.O. Box 8081 Boston MA 02266-8081 800.345.6611

Distributor

Columbia Funds Distributor, Inc. One Financial Center Boston MA 02111

Investment Advisor

Columbia Management Advisors, Inc 100 Federal Street Boston MA 02111

Auditor

PricewaterhouseCoopers LLP
The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Strategic Income Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Columbia Funds Performance update.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to its portfolio securities is available (i) without charge, upon request, by calling 800-345-6611 and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

                 COLUMBIA FUNDS
                                ------------------------------
                                Columbia Strategic Income Fund

---------------------  ---------------------------------------------------------------------------
        Large Growth   Columbia Common Stock
                       Columbia Growth
                       Columbia Growth Stock
                       Columbia Large Cap Growth
                       Columbia Tax-Managed Growth
                       Columbia Tax-Managed Growth II
                       Columbia Young Investor
                       ---------------------------------------------------------------------------
         Large Value   Columbia Disciplined Value
                       Columbia Growth & Income
                       Columbia Large Cap Core
                       Columbia Tax-Managed Value
                       ---------------------------------------------------------------------------
       Midcap Growth   Columbia Acorn Select
                       Columbia Mid Cap Growth
                       Columbia Tax-Managed Aggressive Growth
                       ---------------------------------------------------------------------------
        Midcap Value   Columbia Dividend Income
                       Columbia Mid Cap
                       Columbia Strategic Investor
                       ---------------------------------------------------------------------------
        Small Growth   Columbia Acorn
                       Columbia Acorn USA
                       Columbia Small Company Equity
                       ---------------------------------------------------------------------------
         Small Value   Columbia Small Cap
                       Columbia Small-Cap Value
                       ---------------------------------------------------------------------------
            Balanced   Columbia Asset Allocation
                       Columbia Balanced
                       Columbia Liberty Fund
                       ---------------------------------------------------------------------------
           Specialty   Columbia Real Estate Equity
                       Columbia Technology
                       Columbia Utilities
                       ---------------------------------------------------------------------------
Taxable Fixed-Income   Columbia Contrarian Income
                       Columbia Corporate Bond
                       Columbia Federal Securities
                       Columbia Fixed Income Securities
                       Columbia High Yield
                       Columbia High Yield Opportunities
                       Columbia Income
                       Columbia Intermediate Bond
                       Columbia Intermediate Government Income
                       Columbia Quality Plus Bond
                       Columbia Short Term Bond
                       Columbia Strategic Income
                       ---------------------------------------------------------------------------
       Floating Rate   Columbia Floating Rate
                       Columbia Floating Rate Advantage
                       ---------------------------------------------------------------------------
          Tax Exempt   Columbia High Yield Municipal
                       Columbia Intermediate Tax-Exempt Bond
                       Columbia Managed Municipals
                       Columbia National Municipal Bond
                       Columbia Tax-Exempt
                       Columbia Tax-Exempt Insured

--------------------------------------------------------------------------------
                          Columbia Strategic Income Fund

------------------------  ---------------------------------------------------------------------------
Single State Tax Exempt   Columbia California Tax-ExemptColumbia
                          Connecticut Intermediate Municipal Bond
                          Columbia Connecticut Tax-Exempt
                          Columbia Florida Intermediate Municipal Bond
                          Columbia Massachusetts Intermediate Municipal Bond
                          Columbia Massachusetts Tax-Exempt
                          Columbia New Jersey Intermediate Municipal Bond
                          Columbia New York Intermediate Municipal Bond
                          Columbia New York Tax-Exempt
                          Columbia Oregon Municipal Bond
                          Columbia Pennsylvania Intermediate Municipal Bond
                          Columbia Rhode Island Intermediate Municipal Bond
                          ---------------------------------------------------------------------------
           Money Market   Columbia Money Market
                          Columbia Municipal Money Market
                          ---------------------------------------------------------------------------
   International/Global   Columbia Acorn International
                          Columbia Acorn International Select
                          Columbia Europe
                          Columbia Global Equity
                          Columbia International Stock
                          Columbia Newport Asia Pacific
                          Columbia Newport Greater China
                          Columbia Newport Japan Opportunities*
                          Columbia Newport Tiger
                          ---------------------------------------------------------------------------
            Index Funds   Columbia Large Company Index
                          Columbia Small Company Index
                          Columbia U.S. Treasury Index

                                   Columbia funds are offered only by
                                   prospectus. Please see your financial
                                   advisor for a prospectus, which describes in detail fund objectives, investment policies, risks, sales charges, fees, liquidity and other matters of interest. Please read the prospectus carefully before you invest or send money.

                                *Asof October 17, 2003, this fund is closed to
                                   new investors. It is scheduled for
                                   liquidation on December 5, 2003.
                                   For complete product information on any
                                   Columbia fund, visit our website at
                                   www.columbiafunds.com.
                                   Columbia Management Group and Columbia
                                   Management refer collectively to the various investment advisory subsidiaries of Columbia Management Group, including Columbia Management Advisors, Inc., the registered investment advisor, and to Columbia Funds Distributor, Inc.

[LOGO]
eDelivery

Help your fund reduce printing and postage costs! Elect to get your shareholder reports by electronic delivery. With Columbia's eDelivery program, you receive an e-mail message when your shareholder report becomes available online. If your fund account is registered with Columbia Funds, you can sign up quickly and easily on our website at www.columbiafunds.com.

Please note -- if you own your fund shares through a financial institution, contact the institution to see if it offers electronic delivery. If you own your fund shares through a retirement plan, electronic delivery may not be available to you.

Columbia Strategic Income Fund  Semiannual Report, November 30, 2003


[LOGO] (R) ColumbiaFunds                                      [US POSTAGE STAMP]

A Member of Columbia Management Group

(c)2003 Columbia Funds Distributor, Inc.
One Financial Center, Boston, MA 02111-2621
800.345.6611 WWW.columbiafunds.com

[photo of woman in park]

                               COLUMBIA HIGH YIELD


                                OPPORTUNITY FUND


                                Semiannual Report
                                November 30, 2003


                             WE ARE COLUMBIA FUNDS!

   INSIDE - Management's discussion of the changes effective October 13, 2003

PRESIDENT'S MESSAGE

                                            Columbia High Yield Opportunity Fund

[photo of Joseph R. Palombo]

DEAR SHAREHOLDER:

As you know, your fund has long been part of a larger investment management organization. In the 1990s, it was part of Liberty Financial, whose affiliated asset management companies included Colonial, Stein Roe and Newport. In 2001, these companies became part of the asset management division of FleetBoston Financial Corp., which you know as Columbia Management Group (CMG).

Earlier this year, six of the asset management firms brought together under the CMG umbrella were consolidated and renamed Columbia Management Advisors, Inc. On October 13, 2003, we took the natural next step in this process by changing the name of our funds from Liberty to Columbia and modifying certain fund names that existed under both the Liberty and Columbia brands. For example, Liberty High Yield Securities Fund was changed to Columbia High Yield Opportunity Fund. A complete list of new fund names and other information related to these changes are available online at our new website address: www.columbiafunds.com.

A CONSOLIDATED IDENTITY

The consolidation of our management under a single organization and the renaming of our funds are part of a larger effort to create a consistent identity. Having taken these additional steps, we believe it will be easier for shareholders to do business with us. All funds are now listed under "Columbia" in the mutual fund listings section of your newspaper (depending on the newspaper's listing requirements). All service inquiries are now handled by Columbia Funds Services, Inc., the new name of our shareholder service organization.

What has not changed is our commitment to our mutual fund shareholders. We remain committed to providing the best possible customer service and to offering a wide variety of mutual funds to help you pursue your long-term financial goals. Should you have questions, please call Columbia Funds at 800-345-6611.

In the report that follows, portfolio managers Thomas A. LaPointe and Kevin L. Cronk discuss in depth the investment strategies and other factors that affected your fund's performance during the period. We encourage you to read the report carefully.

As always, we thank you for investing in Columbia funds, and we look forward to continuing to serve your investment needs in the years ahead.

Sincerely,


/s/ Joseph R. Palombo
Joseph R. Palombo
President

Table of Contents

Fund Profile ..................................................................1

Performance Information .......................................................2

Economic Update ...............................................................3

Portfolio Managers' Report ....................................................4

Financial Statements ..........................................................6

   Investment Portfolio .......................................................7

   Statement of Assets and Liabilities .......................................26

   Statement of Operations ...................................................27

   Statements of Changes in Net Assets .......................................28

   Notes to Financial Statements .............................................30

   Financial Highlights ......................................................35

Trustees .....................................................................39

Officers .....................................................................42

Important Information About This Report ......................................43

Columbia Funds ...............................................................44


Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

NOT FDIC INSURED

MAY LOSS VALUE

NO BANK GUARANTEE

FUND PROFILE

                                            Columbia High Yield Opportunity Fund

The information below gives you a snapshot of your fund at the end of the reporting period. Because your fund is actively managed, there is no guarantee that these breakdowns and percentages will be maintained in the future.

Quality breakdown as of 11/30/03 (%)

   AAA                             0.5
--------------------------------------
   BBB                             0.3
--------------------------------------
   BB                             16.2
--------------------------------------
   B                              55.6
--------------------------------------
   CCC                            17.0
--------------------------------------
   CC                              5.4
--------------------------------------
   D                               0.6
--------------------------------------
   Non-rated                       4.4
--------------------------------------

Portfolio structure as of 11/30/03 (%)

   Corporate bonds                93.0
--------------------------------------
   Preferred stocks                2.3
--------------------------------------
   Common stocks                   1.4
--------------------------------------
   Convertible bonds               1.2
--------------------------------------
   Repurchase agreement            0.5
--------------------------------------
   Warrants                        0.2
--------------------------------------

Top 10 issuers as of 11/30/03 (%)

   Charter Communications          1.5
--------------------------------------
   Huntsman ICI Holdings           1.5
--------------------------------------
   CSC Holdings                    1.2
--------------------------------------
   Nextel Communications           1.2
--------------------------------------
   Qwest Capital Funding           1.2
--------------------------------------
   Williams Companies              1.0
--------------------------------------
   Pinnacle Entertainment          0.9
--------------------------------------
   Amscan Holdings                 0.9
--------------------------------------
   Allied Waste North America      0.9
--------------------------------------
   AES                             0.9
--------------------------------------

Maturity breakdown as of 11/30/03 (%)

[bar chart data]

0-3 years                          2.5
3-5 years                         16.1
5-7 years                         31.4
7-10 years                        44.5
10-15 years                        4.2
20-30 years                        0.8
Repurchase agreement               0.5

Quality breakdown is calculated as a percentage of total investments. Ratings shown in the quality breakdown represent the highest rating assigned to a particular bond by one of the following nationally recognized rating agencies:
Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc.

Maturity breakdown is based on each security's effective maturity, which reflects pre-refundings, mandatory puts and other conditions that affect a bond's maturity. Maturity breakdown is calculated as a percentage of investments. Portfolio structure and top 10 issuers are calculated as a percentage of net assets.

(C) 2004 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

The Morningstar Style Box(TM) reveals a fund's investment strategy. For equity funds the vertical axis shows the market capitalization of the stocks owned and the horizontal axis shows investment style (value, blend or growth). For fixed-income funds the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond's duration (short, intermediate or long). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar's database as of month-end. Although the data are gathered from reliable sources, Morningstar cannot guarantee completeness and accuracy. As of 11/30/2003.

SUMMARY

..    FOR THE SIX-MONTH PERIOD ENDED NOVEMBER 30, 2003, THE FUND'S CLASS A SHARES
     (WITHOUT SALES CHARGE) RETURNED 10.43%.

..    THE FUND'S RETURN WAS BETTER THAN BOTH ITS BENCHMARKS AND THE AVERAGE
     RETURN OF ITS PEER GROUP, THE LIPPER HIGH CURRENT YIELD FUNDS CATEGORY.

..    OUR DECISION TO ADD TO LOWER-RATED HIGH-YIELD BONDS BENEFITED PERFORMANCE,
     BECAUSE THESE SECURITIES EARNED THE STRONGEST RETURNS WITHIN THE HIGH-YIELD SECTOR DURING THE PERIOD.

                                    OBJECTIVE

                            Seeks high current income

                                and total return

                                TOTAL NET ASSETS

                                 $776.7 million

                           CS First Boston

Class A shares             High Yield Index

         10.43%                        9.70%

[Maturity/Quality chart :: Intermediate Maturity/Low Quality]

PERFORMANCE INFORMATION

                                            Columbia High Yield Opportunity Fund

Value of a $10,000 investment 12/01/93 - 11/30/03

[mountain chart data]

            JP Morgan      CS First        Class A          Class A
          Global High Boston High shares with shares without Yield Index Yield Index sales charge sales charge

12/1993   $  10000.00   $  10000.00   $   10000.00   $      9525.00
             10120.00      10126.00       10123.00          9642.00
             10327.50      10306.00       10378.00          9885.00
             10292.40      10322.00       10381.00          9888.00
              9939.32      10018.00       10148.00          9666.00
              9829.99       9884.00        9986.00          9512.00
              9887.00       9940.00       10034.00          9558.00
              9848.44       9874.00       10082.00          9603.00
              9863.21       9920.00       10085.00          9606.00
              9902.67       9992.00       10088.00          9609.00
              9901.68      10032.00       10107.00          9627.00
              9916.53      10039.00       10094.00          9615.00
              9825.30       9922.00       10004.00          9528.00
             10120.10      10027.00       10087.00          9608.00
             10249.60      10133.00       10185.00          9702.00
             10614.50      10382.00       10447.00          9951.00
             10721.70      10499.00       10515.00         10016.00
             10998.30      10732.00       10764.00         10253.00
             11311.80      11035.00       10999.00         10477.00
             11357.00      11108.00       11052.00         10527.00
             11534.20      11280.00       11239.00         10705.00
             11579.10      11311.00       11258.00         10723.00
             11717.00      11442.00       11430.00         10887.00
             11825.90      11569.00       11569.00         11020.00
             11902.80      11623.00       11640.00         11087.00
             12095.60      11771.00       11867.00         11303.00
             12325.40      11994.00       12078.00         11504.00
             12399.40      12058.00       12184.00         11606.00
             12358.50      12025.00       12077.00         11504.00
             12435.10      12090.00       12150.00         11573.00
             12529.60      12188.00       12241.00         11659.00
             12583.50      12215.00       12241.00         11659.00
             12667.80      12325.00       12314.00         11729.00
             12855.30      12459.00       12536.00         11940.00
             13159.90      12673.00       12872.00         12260.00
             13281.00      12780.00       12872.00         12260.00
             13525.40      12979.00       13118.00         12495.00
             13670.10      13232.00       13318.00         12686.00
             13778.10      13329.00       13434.00         12796.00
             14015.10      13580.00       13725.00         13073.00
             13786.60      13427.00       13451.00         12812.00
             13916.20      13547.00       13589.00         12943.00
             14237.70      13819.00       13926.00         13264.00
             14425.60      14007.00       14146.00         13474.00
             14809.30      14304.00       14487.00         13798.00
             14818.20      14381.00       14527.00         13837.00
             15113.10      14666.00       14873.00         14166.00
             15092.00      14665.00       14873.00         14166.00
             15227.80      14769.00       14996.00         14284.00
             15364.80      14903.00       15166.00         14445.00
             15603.00      15157.00       15480.00         14744.00
             15723.10      15275.00       15565.00         14825.00
             15881.90      15351.00       15756.00         15008.00
             15961.30      15466.00       15799.00         15048.00
             15983.70      15513.00       15821.00         15069.00
             16017.20      15545.00       15886.00         15131.00
             16151.80      15654.00       16078.00         15314.00
             15105.20      14591.00       15018.00         14305.00
             15090.00      14590.00       14889.00         14182.00
             14765.60      14299.00       14630.00         13935.00
             15579.20      15024.00       15591.00         14851.00
             15515.30      14990.00       15493.00         14757.00
             15701.50      15131.00       15750.00         15002.00
             15621.40      15099.00       15769.00         15020.00
             15813.60      15236.00       16082.00         15318.00
             16215.20      15573.00       16361.00         15584.00
             13361.40      15405.00       16055.00         15293.00
             15984.20      15413.00       16149.00         15381.00
             15989.00      15420.00       16199.00         15429.00
             15829.10      15283.00       16126.00         15360.00
             15715.10      15165.00       16050.00         15288.00
             15628.70      15091.00       16077.00         15314.00
             15883.40      15296.00       16347.00         15571.00
             16039.10      15481.00       16450.00         15669.00
             15978.10      15419.00       16268.00         15495.00
             16042.10      15515.00       16515.00         15730.00
             15769.40      15282.00       16264.00         15491.00
             15766.20      15259.00       16158.00         15391.00
             15542.30      15015.00       15850.00         15097.00
             15848.50      15352.00       15978.00         15219.00
             15988.00      15496.00       16139.00         15373.00
             16111.10      15600.00       16299.00         15525.00
             15900.00      15456.00       16027.00         15266.00
             15434.10      14975.00       15327.00         14599.00
             14844.60      14385.00       14447.00         13761.00
             15105.80      14675.00       14755.00         14054.00
             16021.20      15555.00       15919.00         15163.00
             16207.10      15712.00       15965.00         15206.00
             15889.40      15399.00       15350.00         14621.00
             15722.60      15239.00       14991.00         14279.00
             16030.80      15544.00       15129.00         14410.00
             15753.40      15303.00       14475.00         13788.00
             15912.50      15467.00       14464.00         13777.00
             16119.40      15683.00       14571.00         13879.00
             15055.50      14695.00       13402.00         12766.00
             15430.40      15030.00       13886.00         13226.00
             15955.00      15516.00       14375.00         13692.00
             15934.30      15525.00       14345.00         13663.00
             16050.60      15670.00       14494.00         13805.00
             15930.20      15558.00       14237.00         13561.00
             16290.20      15915.00       14484.00         13796.00
             16537.90      16168.00       14605.00         13911.00
             16481.60      16111.00       14407.00         13722.00
             15888.30      15550.00       13688.00         13038.00
             15446.60      15106.00       13309.00         12676.00
             15588.70      15302.00       13355.00         12721.00
             15406.30      15114.00       13235.00         12606.00
             15295.40      15022.00       13097.00         12475.00
             16087.70      15816.00       13634.00         12987.00
             16274.30      16009.00       13732.00         13080.00
             16697.50      16445.00       14003.00         13338.00
             16941.20      16688.00       14172.00         13499.00
             17349.50      17115.00       14447.00         13761.00
             18210.00      17990.00       15178.00         14457.00
             18463.20      18251.00       15245.00         14521.00
             19002.30      18784.00       15667.00         14923.00
             18882.60      18632.00       15556.00         14817.00
             19069.50      18840.00       15696.00         14951.00
             19597.70      19355.00       16162.00         15395.00
             19962.30      19749.00       16486.00         15703.00
11/2003      20233.00      20018.00       16828.00         16028.00

The above illustration assumes a $10,000 investment made on December 1, 1993, and reinvestment of income and capital gains distributions. The CS First Boston High Yield Index is a broad-based, unmanaged index that tracks the performance of high-yield bonds. The JP Morgan Global High Yield Index is designed to mirror the investable universe of the US dollar global high-yield corporate debt market, including domestic and international issues. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

Average annual total return as of 11/30/03 (%)

Share class                  A               B               C           Z
-----------------------------------------------------------------------------
Inception                 10/21/71        6/8/92         1/15/96       1/8/99
-----------------------------------------------------------------------------
Sales charge          without   with  without   with  without   with  without
-----------------------------------------------------------------------------
6-month (cumulative)    10.43   5.18    10.02   5.02    10.11   9.11    10.56
-----------------------------------------------------------------------------
1-year                  23.47  17.61    22.57  17.57    22.75  21.75    23.77
-----------------------------------------------------------------------------
5-year                   1.54   0.56     0.80   0.54     0.95   0.95     1.79
-----------------------------------------------------------------------------
10-year                  5.34   4.83     4.55   4.55     4.82   4.82     5.47
-----------------------------------------------------------------------------

Average annual total return as of 09/30/03 (%)

Share class                  A               B               C           Z
-----------------------------------------------------------------------------
Sales charge          without   with  without   with  without   with  without
-----------------------------------------------------------------------------
6-month (cumulative)    11.88   6.56    11.47   6.47    11.55  10.55    12.02
-----------------------------------------------------------------------------
1-year                  22.12  16.32    21.23  16.23    21.40  20.40    22.42
-----------------------------------------------------------------------------
5-year                   1.65   0.67     0.89   0.63     1.04   1.04     1.89
-----------------------------------------------------------------------------
10-year                  5.31   4.80     4.52   4.52     4.80   4.80     5.44
-----------------------------------------------------------------------------

All results shown assume reinvestment of distributions. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The "with sales charge" returns include the maximum 4.75% charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: through first year - 5%, second year - 4%, third year - 3%, fourth year
- 3%, fifth year - 2%, sixth year - 1%, thereafter - 0%, and the class C contingent deferred sales charge of 1% for the first year only.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Classes C and Z share (newer class shares) performance information includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. The class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of class C shares would have been lower, and class Z shares would have been higher.

Performance of a $10,000 investment
12/01/93 - 11/30/03 ($)

sales charge    without          with
Class A         16,828          16,028
Class B         15,610          15,610
Class C         16,015          16,015
Class Z         17,034           n/a

Past performance does not guarantee future investment results. Current performance may be lower or higher than the performance data shown. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

ECONOMIC UPDATE

                                            Columbia High Yield Opportunity Fund

After struggling for two years to maintain solid, forward movement, the US economy steamed ahead during the six-month period that ended November 30, 2003. The Fed's efforts to stimulate the economy through low short-term interest rates were finally rewarded, but the significant upswing in growth was the result of a combination of factors. A sizable tax package gave disposable income a boost. Income taxes fell across all tax brackets, and many taxpayers received rebate checks during the summer months. Corporate profits rose sharply, and orders for durable goods exceeded expectations late in the period. Consumer confidence continued to climb, although not without an occasional setback. Generally speaking, consumer spending increased and the outlook for holiday spending was strong.

Economists began to grow optimistic that growth for the third quarter of 2003 would reflect this renewed vigor, but no one seemed prepared for how extraordinary that growth might be. When gross domestic product (GDP) for the third quarter was reported at 7.2%, then revised upward to 8.2%, it was clear that the economy was firing on all cylinders. The business sector had finally kicked into gear. Industrial production rose in the second half of 2003 and business spending--especially on technology-related items--showed strength. Even the jobs picture brightened by the end of November. After unemployment peaked at 6.4% earlier in the year, it declined to 5.9%.

The US stock market, which had come to life at the end of March, headed sharply higher in the second half of the year. The S&P 500 Index returned 10.80% for the six-month period as all major sectors of the market benefited from renewed investor enthusiasm and rising corporate profits. Technology and consumer stocks were the strongest sectors, but telecommunications and health care picked up in the last month of the period.

The US bond market experienced extraordinary volatility as interest rates fell early in the period, rose sharply as the economy improved, then came back down in the final months of the reporting period. High yield bonds continued to lead the fixed income markets. The CSFB High Yield Index returned 9.70% for the six-month period compared to a negative 1.90% return for the Lehman Brothers Government/Credit Bond Index. Treasury and mortgage bonds suffered from the shift in interest rates. Municipal bonds, however, held onto modest gains. The Lehman Brothers Municipal Bond Index returned 0.19% for the six-month period. Investment grade municipal bonds outperformed high yield municipal bonds.

Money market fund yields fell below 1%, reflecting historically low short-term interest rates. The Investment Company Institute, which tracks assets in and out of mutual funds, reported that money continued to flow out of money market funds during the year as investors sought alternatives to the low yields offered by short-term cash equivalents. Net new cash flow to money market funds turned negative in 2002 for the first time since 1993.

PORTFOLIO MANAGERS' REPORT

                                            Columbia High Yield Opportunity Fund

Net asset value per share as of 11/30/03 ($)

Class A                        4.57
-----------------------------------
Class B                        4.57
-----------------------------------
Class C                        4.57
-----------------------------------
Class Z                        4.57
-----------------------------------

Distributions per share
06/01/03 - 11/30/03 ($)

Class A                        0.17
-----------------------------------
Class B                        0.15
-----------------------------------
Class C                        0.16
-----------------------------------
Class Z                        0.18
-----------------------------------

SEC yields as of 11/30/03 (%)

Class A                        7.20
-----------------------------------
Class B                        6.81
-----------------------------------
Class C                        6.96
-----------------------------------
Class Z                        7.82
-----------------------------------

The 30-day SEC yields reflect the portfolio's earning power net of expenses, expressed as an annualized percentage of the public offering price per share. If the advisor or its affiliates had not waived certain fund expenses, the SEC yields would have been lower.

--------------------------------------------------------------------------------

For the six-month period ended November 30, 2003, class A shares of Columbia High Yield Opportunity Fund returned 10.43% without sales charge. The fund outperformed both its benchmarks, the CS First Boston High Yield Index and the JP Morgan Global High Yield Index, which returned 9.70% and 9.62%, respectively, for the period. The Lipper High Current Yield Funds Category average return was 8.57% for the same period.1

HIGH-YIELD BONDS CONTINUED TO RISE

High-yield issues added to their gains over the past six months, extending a trend that began last year. Returns were driven by the US economic recovery, relatively stable interest rates and shrinking default figures. Recent data show defaults at 3.1%, down from 4.6% six months ago and the lowest level since November of 2000. Encouraged by these factors, investors have poured money into higher-yielding, lower quality securities. As a result, the yield advantage over Treasuries contracted during the period to around five percentage points at the end of November 2003.

LOWER-QUALITY ISSUES DROVE FUND RESULTS

We were able to deliver returns that exceeded our benchmark over the period by steadily increasing exposure to bonds rated B or lower. Bonds in the lower half of the credit spectrum have been the strongest performers. Many issuers have benefited from improved business conditions and have strengthened their balance sheets by refinancing high-cost debt. We also added to the fund's return by selling our positions and taking profits in American Greetings and AT&T Wireless when their prices rose and yields fell.

ECONOMIC RECOVERY BOOSTED SEVERAL SECTORS

To capitalize on their potential in a recovering economy, we added to telecommunications, utilities and cable holdings. We purchased bonds of energy provider Dynegy, telecom operator Qwest and cable company Charter Communications (0.5%, 1.8% and 1.5% of net assets, respectively) when these issuers came under financial stress early this year.2 As their liquidity improved through debt refinancing and asset sales, the bonds recovered.

Better economic news has also been good for the travel business, with airlines among the period's best-performing sectors. We added Delta Airlines to the portfolio and boosted our position in Northwest (0.5% and 0.4% of net assets, respectively), two moves that benefited performance.

We purchased bonds of Goodyear (0.4% of net assets) when our analysis convinced us that pessimism over the company's labor and other issues was an overreaction. The bonds rose during the period. Bonds of Dex

1 Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.

2    Holdings are disclosed as of November 30, 2003.

                                            Columbia High Yield Opportunity Fund

Media (1.3% of net assets), the official directory publisher for Qwest Communications International, also appeared undervalued when the company was spun off from its telecommunications parent. This opportunistic purchase has been rewarded with good income and price appreciation.

However, we did not participate in the resurgence of the financial sector because we were uncomfortable owning the kinds of distressed issues that led the sector. Bonds of clothing-maker Levi Strauss (0.4% of net assets) were also disappointing performers. The company has lost market share and has recently moved its manufacturing operations offshore in an effort to contain costs.

A FAVORABLE OUTLOOK

Business conditions for high-yield issuers have improved along with the economy. The market for debt refinancing has opened up considerably. As a result, many issuers have cut interest costs by issuing new bonds at lower coupons, reflecting lower market yields. Despite these lower yields, we believe that high-yield bonds have the potential to continue to outpace higher-grade sectors, even if it is unlikely that recent strong results can be duplicated. Yet we are wary of possible interest rate hikes, which would be a negative for bonds in general. To try to insulate the fund against that possibility, we have become highly selective in our choice of lower-coupon, longer-maturity investments. As credit-driven, bottom-up investors, we are conscious of portfolio weightings. However, we will continue to seek out undervalued opportunities, which have the potential to add to the fund's return.

[photo of Thomas A. LaPointe]


/s/ Thomas A. LaPointe

[photo of Kevin L. Cronk]


/s/ Kevin L. Cronk

Thomas A. LaPointe, CFA, and Kevin L. Cronk, CFA, have co-managed Columbia High Yield Opportunity Fund since February 2003.

Investing in high-yield bonds involves greater credit risk and other risks not associated with investing in higher-quality bonds. Bond investing also involves interest rate risk, which means that bond prices may change as interest rates increase or decrease. Foreign investments involve market, political, accounting and currency risks not associated with domestic investments.

We believe that high-yield bonds have the potential to continue to outpace higher-grade sectors, even if it is unlikely that recent strong results can be duplicated.

FINANCIAL STATEMENTS
November 30, 2003                           Columbia High Yield Opportunity Fund

            A guide to understanding your fund's financial statements
--------------------------------------------------------------------------------
Investment Portfolio

A list of all of the fund's holdings and their market value as of the last day of the reporting period. To show areas of concentration and diversification, portfolio holdings are organized by type of asset, industry and country or geographic region (if applicable).

Statement of Assets and Liabilities

This statement shows the fund's net assets and share price for each share class. Net assets are calculated by subtracting all the fund's liabilities (including any unpaid expenses) from the total of the fund's investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of outstanding shares in that class.

Statement of Operations

This statement details both the type of income earned by the fund and the operating and non-operating expenses charged to the fund. The Statement of Operations also shows any net gain or loss the fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses over the reporting period. The total of these results represents the fund's net increase or decrease in net assets from operations.

Statement of Changes in Net Assets

This statement shows how the fund's net assets were affected by its operations results, distributions to shareholders and changes in the number of fund shares. The Statement of Changes in Net Assets also reconciles changes in the number of shares outstanding.

Financial Highlights

The financial highlights provide an overview of the fund's investment results, including per-share analytics, such as net investment income or loss from operations and distributions; ratios of expenses and net investment income to average net assets. The financial highlights also detail the fund's portfolio turnover rate, which is a measure of trading activity. A separate table is provided for each share class.

Notes to Financial Statements

These notes disclose information regarding certain fund background information, significant accounting policies of the fund, including security valuation and income accruals and related party transactions.

INVESTMENT PORTFOLIO
November 30, 2003 (unaudited)

                      Columbia High Yield Opportunity Fund

Corporate Fixed-Income Bonds & Notes - 93.0%
AGRICULTURE - 0.7%
Agriculture Production - 0.7%                         Par ($)      Value ($)
------------------------------------------------------------------------------
Hines Nurseries, Inc.,
   10.250% 10/01/11 (a)                              1,085,000       1,174,512
Seminis Vegetable Seeds,
   10.250% 10/01/13 (a)                              4,227,000       4,480,620
------------------------------------------------------------------------------
      Agriculture Production Total                                   5,655,132
                                                                 -------------
      AGRICULTURE TOTAL                                              5,655,132

CONSTRUCTION - 3.3%
Building Construction - 3.3%
------------------------------------------------------------------------------
Associated Materials, Inc.,
   9.750% 04/15/12                                   2,585,000       2,791,800
Atrium Companies, Inc.,
   10.500% 05/01/09                                  1,655,000       1,760,506
D.R. Horton, Inc.,
   9.750% 09/15/10                                   5,400,000       6,372,000
J. Ray McDermott SA,
   11.000% 12/15/13 (a)(b)                           2,140,000       2,150,700
K. Hovnanian Enterprises, Inc.:
   8.875% 04/01/12                                   1,435,000       1,567,737
   10.500% 10/01/07                                  1,930,000       2,265,337
Nortek Holdings, Inc.,
   (c) 05/15/11 (a)
   (10.000% 11/15/07)                                3,790,000       2,690,900
Standard Pacific Corp.,
   9.250% 04/15/12                                   3,425,000       3,801,750
William Lyon Homes,
   10.750% 04/01/13                                  1,730,000       1,937,600
------------------------------------------------------------------------------
      Building Construction Total                                   25,338,330
                                                                 -------------
      CONSTRUCTION TOTAL                                            25,338,330

CONSUMER STAPLES - 0.7%
Household Products - 0.7%
------------------------------------------------------------------------------
Norcraft Companies,
   9.000% 11/01/11 (a)                               1,095,000       1,152,487
Playtex Products, Inc.,
   9.375% 06/01/11                                   3,965,000       3,935,263
Scotts Co.,
   6.625% 11/15/13 (a)                                 310,000         312,325
------------------------------------------------------------------------------
      Household Products Total                                       5,400,075
                                                                 -------------
      CONSUMER STAPLES TOTAL                                         5,400,075

FINANCE, INSURANCE & REAL ESTATE - 2.7%
Depository Institutions - 0.4%
------------------------------------------------------------------------------
Dollar Financial Group,
   9.750% 11/15/11 (a)                               2,660,000       2,739,800
Western Financial Bank,
   9.625% 05/15/12                                     570,000         638,400
------------------------------------------------------------------------------
      Depository Institutions Total                                  3,378,200

See notes to investment portfolio.

November 30, 2003 (unaudited)

                      Columbia High Yield Opportunity Fund

Corporate Fixed-Income Bonds & Notes - (continued)
FINANCE, INSURANCE & REAL ESTATE - (continued)
Financial Services - 1.5%                             Par ($)      Value ($)
------------------------------------------------------------------------------
Finova Group, Inc.,
   7.500% 11/15/09                                   4,470,000       2,480,850
LaBranche & Co.,
   12.000% 03/02/07                                  2,355,000       2,237,250
MDP Acquisitions PLC,
   9.625% 10/01/12                                   4,600,000       5,106,000
Poster Financial Group, Inc.,
   8.750% 12/01/11 (a)(b)                              460,000         471,500
Tiers-Mir-2001-14,
Fixed Rate Certificates,
   7.200% 06/15/04 (a)(e)                            3,290,000       1,612,100
------------------------------------------------------------------------------
      Financial Services Total                                      11,907,700

Real Estate - 0.8%
------------------------------------------------------------------------------
Forest City Enterprises, Inc.,
   7.625% 06/01/15                                   1,390,000       1,452,550
Thornburg Mortgage, Inc.,
   8.000% 05/15/13                                   2,085,000       2,189,250
Trump Holdings & Funding,
   11.625% 03/15/10                                  1,985,000       1,776,575
------------------------------------------------------------------------------
      Real Estate Total                                              5,418,375
                                                                 -------------
      FINANCE, INSURANCE & REAL ESTATE TOTAL                        20,704,275

INDUSTRIALS - 0.9%
Construction & Farm Machinery - 0.6%
------------------------------------------------------------------------------
Case New Holland, Inc.,
   9.250% 08/01/11 (a)                               1,825,000       2,044,000
Cummins, Inc.,
   9.500% 12/01/10 (a)                               2,410,000       2,771,500
------------------------------------------------------------------------------
      Construction & Farm Machinery Total                            4,815,500

Industrial Conglomerate - 0.3%
------------------------------------------------------------------------------
SPX Corp.,
   7.500% 01/01/13                                   2,285,000       2,444,950
------------------------------------------------------------------------------
      Industrial Conglomerate Total                                  2,444,950
                                                                 -------------
      INDUSTRIALS TOTAL                                              7,260,450

MANUFACTURING - 27.6%
Apparel - 1.2%
------------------------------------------------------------------------------
Broder Brothers Co.,
   11.250% 10/15/10 (a)                              2,120,000       2,141,200
Levi Strauss & Co.,
   12.250% 12/15/12                                  4,535,000       3,265,200
Perry Ellis International, Inc.,
   8.875% 09/15/13 (a)                                 325,000         338,000
Phillips Van-Heusen,
   8.125% 05/01/13 (a)                               1,000,000       1,055,000
Warnaco, Inc.,
   8.875% 06/15/13 (a)                                 825,000         839,438
William Carter Co.,
   10.875% 08/15/11                                  1,534,000       1,743,007
------------------------------------------------------------------------------
      Apparel Total                                                  9,381,845

See notes to investment portfolio.

November 30, 2003 (unaudited)

                      Columbia High Yield Opportunity Fund

Corporate Fixed-Income Bonds & Notes - (continued)
MANUFACTURING - (continued)
Auto Parts & Equipment - 1.2%                         Par ($)      Value ($)
------------------------------------------------------------------------------
Accuride Corp., Series 1998 B,
   9.250% 02/01/08                                   1,075,000       1,085,750
Delco Remy International, Inc.,
   10.625% 08/01/06                                  1,420,000       1,391,600
Goodyear Tire & Rubber Co.,
   7.875% 08/15/11                                   3,400,000       2,907,000
Metaldyne Corp.,
   10.000% 11/01/13 (a)                              1,250,000       1,212,500
Rexnord Corp.,
   10.125% 12/15/12                                  1,105,000       1,204,450
TRW Automotive, Inc.:
   9.375% 02/15/13 (a)                                 630,000         711,900
   11.000% 02/15/13 (a)                                485,000         569,875
------------------------------------------------------------------------------
      Auto Parts & Equipment Total                                   9,083,075

Chemicals & Allied Products - 5.3%
------------------------------------------------------------------------------
Avecia Group PLC,
   11.000% 07/01/09                                  3,255,000       2,799,300
Equistar Chemical Funding LP:
   10.125% 09/01/08                                  1,985,000       2,104,100
   10.625% 05/01/11 (a)                              1,530,000       1,614,150
FMC Corp.,
   10.250% 11/01/09                                  1,715,000       2,006,550
Huntsman ICI Chemicals,
   10.125% 07/01/09                                  2,550,000       2,530,875
Huntsman ICI Holdings LLC,
   (d) 12/31/09                                     26,695,000      11,612,325
IMC Global, Inc.,
   10.875% 08/01/13 (a)                              1,880,000       1,983,400
Koppers Industries, Inc.,
   9.875% 10/15/13 (a)                               2,795,000       3,032,575
Lyondell Chemical Co.,
   9.625% 05/01/07                                   3,115,000       3,200,662
MacDermid, Inc.,
   9.125% 07/15/11                                   1,645,000       1,838,287
Phibro Animal Health Corp.,
   13.000% 12/01/07 (a)                              2,350,000       2,420,500
Polyone Corp.,
   10.625% 05/15/10                                    665,000         638,400
Terra Capital, Inc.,
   12.875% 10/15/08                                  3,220,000       3,743,250
Westlake Chemical Corp.,
   8.750% 07/15/11 (a)                               1,560,000       1,680,900
------------------------------------------------------------------------------
      Chemicals & Allied Products Total                             41,205,274

Electronic & Electrical Equipment - 1.0%
------------------------------------------------------------------------------
Amkor Technology, Inc.:
   9.250% 02/15/08                                   3,260,000       3,651,200
   10.500% 05/01/09                                  2,230,000       2,386,100
General Cable Corp.,
   9.500% 11/15/10 (a)                                 615,000         648,825
Xerox Corp.,
   7.125% 06/15/10                                   1,300,000       1,339,000
------------------------------------------------------------------------------
      Electronic & Electrical Equipment Total                        8,025,125

See notes to investment portfolio.

November 30, 2003 (unaudited)

                      Columbia High Yield Opportunity Fund

Corporate Fixed-Income Bonds & Notes - (continued)
MANUFACTURING - (continued)
Fabricated Metal - 0.5%                               Par ($)      Value ($)
------------------------------------------------------------------------------
Earle M. Jorgensen Co.,
   9.750% 06/01/12                                   3,400,000       3,706,000
------------------------------------------------------------------------------
      Fabricated Metal Total                                         3,706,000

Food & Kindred Products - 3.7%
------------------------------------------------------------------------------
Bavaria SA,
   8.875% 11/01/10 (a)                               3,110,000       3,079,864
Constellation Brands, Inc.,
   8.125% 01/15/12                                   2,000,000       2,190,000
Del Monte Corp.,
   9.250% 05/15/11                                   1,925,000       2,112,687
Dole Food Co., Inc.,
   8.625% 05/01/09                                   2,530,000       2,726,075
Merisant Co.,
   9.500% 07/15/13 (a)                               1,605,000       1,645,125
Pinnacle Foods Holdings,
   8.250% 12/01/13 (a)                               2,985,000       3,074,550
Premier International Foods PLC,
   12.000% 09/01/09                                  5,750,000       6,267,500
Roundy's, Inc.,
   8.875% 06/15/12                                   3,475,000       3,683,500
Smithfield Foods, Inc.,
   8.000% 10/15/09                                   3,665,000       4,031,500
------------------------------------------------------------------------------
      Food & Kindred Products Total                                 28,810,801

Furniture & Fixtures - 0.8%
------------------------------------------------------------------------------
Congloleum Corp.,
   8.625% 08/01/08 (k)                               1,755,000       1,053,000
Juno Lighting, Inc.,
   11.875% 07/01/09                                  2,340,000       2,544,750
Tempur-Pedic, Inc.,
   10.250% 08/15/10 (a)                              2,045,000       2,285,288
------------------------------------------------------------------------------
      Furniture & Fixtures Total                                     5,883,038

Lumber & Wood Products - 0.4%
------------------------------------------------------------------------------
Georgia Pacific Corp.,
   8.875% 02/01/10                                   3,080,000       3,472,700
------------------------------------------------------------------------------
      Lumber & Wood Products Total                                   3,472,700

Machinery & Computer Equipment - 0.3%
------------------------------------------------------------------------------
United Rentals, Inc.,
   10.750% 04/15/08                                  2,150,000       2,397,250
------------------------------------------------------------------------------
      Machinery & Computer Equipment Total                           2,397,250

Measuring & Analyzing Instruments - 0.4%
------------------------------------------------------------------------------
Fisher Scientific International, Inc.,
   8.125% 05/01/12                                   2,627,000       2,817,458
------------------------------------------------------------------------------
      Measuring & Analyzing Instruments Total                        2,817,458

See notes to investment portfolio.

November 30, 2003 (unaudited)

                      Columbia High Yield Opportunity Fund

Corporate Fixed-Income Bonds & Notes - (continued)
MANUFACTURING - (continued)
Miscellaneous Manufacturing - 4.0%                    Par ($)      Value ($)
------------------------------------------------------------------------------
Agco Corp.,
   9.500% 05/01/08                                   3,100,000       3,386,750
Amscan Holdings, Inc.,
   9.875% 12/15/07                                   7,000,000       7,000,000
Applied Extrusion Technologies, Inc.,
   10.750% 07/01/11                                  2,545,000       1,972,375
Flowserve Corp.,
   12.250% 08/15/10                                  2,759,000       3,200,440
Hexcel Corp.,
   9.750% 01/15/09                                   1,800,000       1,876,500
Kinetic Concepts, Inc.,
   7.375% 05/15/13 (a)                                 935,000         963,050
Owens-Illinois, Inc.:
   7.150% 05/15/05                                     625,000         639,062
   7.350% 05/15/08                                   3,050,000       3,057,625
   7.500% 05/15/10                                     620,000         620,000
   8.100% 05/15/07                                   1,000,000       1,035,000
Tekni Plex, Inc.,
   12.750% 06/15/10                                  4,000,000       4,240,000
Terex Corp.,
   Series 2001 B,
   10.375% 04/01/11                                  2,815,000       3,152,800
------------------------------------------------------------------------------
      Miscellaneous Manufacturing Total                             31,143,602

Paper Products - 1.6%
------------------------------------------------------------------------------
Berry Plastics Corp.,
   10.750% 07/15/12 (a)                              1,910,000       2,167,850
Buckeye Technologies, Inc.:
   8.500% 10/01/13 (a)                                 480,000         510,000
   9.250% 09/15/08                                   1,980,000       1,999,800
Caraustar Industries, Inc.,
   9.875% 04/01/11                                   2,015,000       2,135,900
Norske Skog Canada Ltd.,
   8.625% 06/15/11                                   1,200,000       1,224,000
Smurfit-Stone Container Corp.,
   8.250% 10/01/12                                   2,175,000       2,321,813
Tembec Industries, Inc.,
   8.500% 02/01/11                                   1,860,000       1,804,200
------------------------------------------------------------------------------
      Paper Products Total                                          12,163,563

Primary Metal - 1.1%
------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp.,
   10.875% 10/15/06 (e)                              5,400,000       4,671,000
Oregon Steel Mills, Inc.,
   10.000% 07/15/09                                  3,000,000       2,400,000
Steel Dynamics, Inc.:
   9.500% 03/15/09 (a)                                 635,000         693,738
   9.500% 03/15/09                                     650,000         710,125
------------------------------------------------------------------------------
      Primary Metal Total                                            8,474,863

See notes to investment portfolio.

November 30, 2003 (unaudited)

                      Columbia High Yield Opportunity Fund

Corporate Fixed-Income Bonds & Notes - (continued)
MANUFACTURING - (continued)
Printing & Publishing - 4.1%                          Par ($)      Value ($)
------------------------------------------------------------------------------
Dex Media, Inc.,
   8.000% 11/15/13 (a)                               2,450,000       2,480,625
Dex Media East LLC,
   12.125% 11/15/12                                  4,435,000       5,322,000
Dex Media West LLC,
   9.875% 08/15/13 (a)                               2,075,000       2,355,125
Hollinger, Inc.,
   11.875% 03/01/11 (a)                              2,445,000       2,665,050
Moore North America Finance, Inc.,
   7.875% 01/15/11                                   1,385,000       1,571,975
PriMedia, Inc.,
   8.875% 05/15/11                                   3,665,000       3,802,438
Quebecor Media, Inc.,
   11.125% 07/15/11                                  5,360,000       6,150,600
Von Hoffman Corp.:
   10.250% 03/15/09 (a)                                975,000       1,023,750
   10.250% 03/15/09                                  3,750,000       3,937,500
Yell Finance BV,
   10.750% 08/01/11                                  2,165,000       2,543,875
------------------------------------------------------------------------------
      Printing & Publishing Total                                   31,852,938

Stone, Clay, Glass & Concrete - 0.5%
------------------------------------------------------------------------------
Crown European Holdings SA,
   10.875% 03/01/13                                  2,550,000       2,945,250
Owens-Brockway Glass Container,
   8.250% 05/15/13                                   1,045,000       1,092,025
------------------------------------------------------------------------------
      Stone, Clay, Glass & Concrete Total                            4,037,275

Transportation Equipment - 1.5%
------------------------------------------------------------------------------
Allied Holdings, Inc.,
   Series 1997 B,
   8.625% 10/01/07                                   1,835,000       1,761,600
Collins & Aikman Products Co.,
   9.750% 02/15/10                                   1,600,000       1,716,000
Dana Corp.:
   9.000% 08/15/11                                   1,860,000       2,115,750
   10.125% 03/15/10                                  1,075,000       1,230,875
Dura Operating Corp.:
   8.625% 04/15/12                                   2,875,000       2,918,125
   9.000% 05/01/09                                   2,000,000       1,850,000
Newcor, Inc.,
   8.500% 01/31/13 (f)                                 847,510         367,997
------------------------------------------------------------------------------
      Transportation Equipment Total                                11,960,347
                                                                 -------------
      MANUFACTURING TOTAL                                          214,415,154

MINING & ENERGY - 5.1%
Metals & Mining - 1.1%
------------------------------------------------------------------------------
Metallurg, Inc.,
   11.000% 12/01/07                                  6,700,000       3,484,000
TriMas Corp.,
   9.875% 06/15/12                                   4,880,000       4,965,400
------------------------------------------------------------------------------
      Metals & Mining Total                                          8,449,400

See notes to investment portfolio.

November 30, 2003 (unaudited)

                      Columbia High Yield Opportunity Fund

Corporate Fixed-Income Bonds & Notes - (continued)
MINING & ENERGY - (continued)
Oil & Gas Extraction - 3.4%                           Par ($)      Value ($)
------------------------------------------------------------------------------
Benton Oil & Gas Co.,
   9.375% 11/01/07                                   2,565,000       2,539,350
Chesapeake Energy Corp. :
   7.750% 01/15/15                                   2,455,000       2,639,125
   8.125% 04/01/11                                     915,000         997,350
Citgo Petroleum Corp.,
   11.375% 02/01/11                                  1,000,000       1,155,000
Compton Petroleum Corp.,
   9.900% 05/15/09                                   2,575,000       2,806,750
Denbury Resources, Inc.,
   7.500% 04/01/13                                   1,410,000       1,462,875
Encore Acquisition Co.,
   8.375% 06/15/12                                   2,870,000       3,042,200
Energy Partners Ltd.,
   8.750% 08/01/10                                     950,000       1,003,437
Forest Oil Corp.,
   8.000% 06/15/08                                   3,160,000       3,397,000
Houston Exploration Co.,
   7.000% 06/15/13 (a)                                 650,000         658,125
Magnum Hunter Resources, Inc.,
   9.600% 03/15/12                                   2,135,000       2,401,875
Pogo Producing Co.,
   Series B,
   8.250% 04/15/11                                   1,000,000       1,107,500
Stone Energy Corp.,
   8.250% 12/15/11                                   1,690,000       1,812,525
Tom Brown, Inc.,
   7.250% 09/15/13                                   1,360,000       1,421,200
TransTexas Gas Corp.,
   15.000% 03/15/05 (g)                                475,296          31,797
Trico Marine Services, Inc.,
   8.875% 05/15/12                                     690,000         448,500
------------------------------------------------------------------------------
      Oil & Gas Extraction Total                                    26,924,609

Oil & Gas Field Services - 0.6%
------------------------------------------------------------------------------
Newpark Resources, Inc.,
   8.625% 12/15/07                                   2,450,000       2,523,500
Premcor Refining Group,
   7.500% 06/15/15                                   2,015,000       2,065,375
------------------------------------------------------------------------------
      Oil & Gas Field Services Total                                 4,588,875
                                                                 -------------
      MINING & ENERGY TOTAL                                         39,962,884

RETAIL TRADE - 2.8%
Apparel & Accessory Stores - 0.2%
------------------------------------------------------------------------------
Gap, Inc.,
   8.800% 12/15/08                                     330,000         403,425
Saks, Inc.,
   8.250% 11/15/08                                     870,000         989,625
------------------------------------------------------------------------------
      Apparel & Accessory Stores Total                               1,393,050

See notes to investment portfolio.

November 30, 2003 (unaudited)

                      Columbia High Yield Opportunity Fund

Corporate Fixed-Income Bonds & Notes - (continued)
RETAIL TRADE - (continued)
Food Stores - 0.6%                                    Par ($)      Value ($)
------------------------------------------------------------------------------
Delhaize America, Inc.,
   8.125% 04/15/11                                   2,000,000       2,265,660
Michael Foods, Inc.,
   8.000% 11/15/13 (a)                               1,000,000       1,025,000
Winn Dixie Stores, Inc.,
   8.875% 04/01/08                                   1,645,000       1,624,438
------------------------------------------------------------------------------
      Food Stores Total                                              4,915,098

Miscellaneous Retail - 1.8%
------------------------------------------------------------------------------
General Nutrition Center,
   8.500% 12/01/10 (a)(b)                              910,000         928,200
JC Penney Co., Inc.,
   8.000% 03/01/10                                   3,435,000       3,950,250
Rite Aid Corp.,
   9.250% 06/01/13                                   4,905,000       5,260,613
Steinway Musical Instruments, Inc.,
   8.750% 04/15/11                                   3,400,000       3,570,000
------------------------------------------------------------------------------
      Miscellaneous Retail Total                                    13,709,063

Restaurants - 0.2%
------------------------------------------------------------------------------
Domino's, Inc.,
   8.250% 07/01/11 (a)                                 715,000         753,431
Yum! Brands, Inc.,
   7.700% 07/01/12                                     775,000         887,375
------------------------------------------------------------------------------
      Restaurants Total                                              1,640,806
                                                                 -------------
      RETAIL TRADE TOTAL                                            21,658,017

SERVICES - 15.7%
Amusement & Recreation - 5.4%
------------------------------------------------------------------------------
Ameristar Casinos, Inc.,
   10.750% 02/15/09                                  2,185,000       2,501,825
Boyd Gaming Corp.,
   8.750% 04/15/12                                   1,090,000       1,182,650
Circus & Eldorado/Silver Legacy Capital Corp.,
   10.125% 03/01/12                                  1,990,000       2,024,825
Hollywood Casino Shreveport,
   13.000% 08/01/06 (g)                              5,130,000       3,667,950
Hollywood Entertainment Corp.,
   9.625% 03/15/11                                   2,925,000       3,144,375
Inn of the Mountain Gods Resort,
   12.000% 11/15/10 (a)                              1,540,000       1,620,850
Mohegan Tribal Gaming Authority:
   8.000% 04/01/12                                   2,325,000       2,511,000
   8.375% 07/01/11                                   1,450,000       1,576,875
Park Place Entertainment Corp.,
   9.375% 02/15/07                                   1,290,000       1,441,575
Pinnacle Entertainment, Inc.:
   8.750% 10/01/13                                     225,000         226,125
   9.250% 02/15/07 (a)                               6,750,000       6,952,500
Regal Cinemas, Inc.,
   9.375% 02/01/12                                   1,000,000       1,135,000

See notes to investment portfolio.

November 30, 2003 (unaudited)

                      Columbia High Yield Opportunity Fund

Corporate Fixed-Income Bonds & Notes - (continued)
SERVICES - (continued)
Amusement & Recreation - (continued)                  Par ($)      Value ($)
------------------------------------------------------------------------------
Six Flags, Inc.,
   9.500% 02/01/09                                   6,185,000       6,262,313
Town Sports International,
   9.625% 04/15/11                                   2,400,000       2,568,000
Venetian Casino Resort LLC,
   11.000% 06/15/10                                  2,660,000       3,078,950
Wynn Las Vegas LLC,
   12.000% 11/01/10                                  1,500,000       1,732,500
------------------------------------------------------------------------------
      Amusement & Recreation Total                                  41,627,313

Business Services - 0.3%
------------------------------------------------------------------------------
Iron Mountain, Inc.,
   6.625% 01/01/16                                   2,120,000       2,067,000
------------------------------------------------------------------------------
      Business Services Total                                        2,067,000

Funeral Services - 0.9%
------------------------------------------------------------------------------
Service Corp. International,
   7.700% 04/15/09                                   4,010,000       4,160,375
Stewart Enterprises, Inc.,
   10.750% 07/01/08                                  2,575,000       2,896,875
------------------------------------------------------------------------------
      Funeral Services Total                                         7,057,250

Health Services - 4.4%
------------------------------------------------------------------------------
AmerisourceBergen Corp.,
   8.125% 09/01/08                                   1,355,000       1,500,663
Bio-Rad Laboratories, Inc.,
   7.500% 08/15/13                                   2,515,000       2,703,625
Coventry Health Care, Inc.,
   8.125% 02/15/12                                   3,190,000       3,516,975
HCA, Inc.,
   8.750% 09/01/10                                   2,120,000       2,451,780
IASIS Healthcare Corp.,
   13.000% 10/15/09                                  2,665,000       2,991,462
InSight Health Services Corp.,
   9.875% 11/01/11                                   2,900,000       3,048,625
Magellan Health Services, Inc.,
   9.375% 11/15/07 (a)(e)                            2,080,000       2,298,400
MedQuest, Inc.,
   11.875% 08/15/12                                  4,200,000       4,604,250
PacifiCare Health Systems, Inc.,
   10.750% 06/01/09                                  4,395,000       5,054,250
Tenet Healthcare Corp.,
   6.375% 12/01/11                                   3,625,000       3,353,125
United Surgical Partners International, Inc.,
   10.000% 12/15/11                                  2,600,000       2,931,500
------------------------------------------------------------------------------
      Health Services Total                                         34,454,655

Hotels, Camps & Lodging - 1.3%
------------------------------------------------------------------------------
Hard Rock Hotel, Inc.,
   8.875% 06/01/13 (a)                               2,260,000       2,373,000
Host Marriott LP,
   9.500% 01/15/07                                   2,750,000       3,007,812

See notes to investment portfolio.

November 30, 2003 (unaudited)

                      Columbia High Yield Opportunity Fund

Corporate Fixed-Income Bonds & Notes - (continued)
SERVICES - (continued)
Hotels, Camps & Lodging - (continued)                 Par ($)      Value ($)
------------------------------------------------------------------------------
Royal Caribbean Cruises,
   8.000% 05/15/10                                   1,800,000       1,941,750
Starwood Hotels & Resorts Worldwide, Inc.,
   7.875% 05/01/12                                   2,750,000       3,055,938
------------------------------------------------------------------------------
      Hotels, Camps & Lodging Total                                 10,378,500

Other Services - 3.4%
------------------------------------------------------------------------------
Advanstar Communications, Inc.,
   12.000% 02/15/11                                  4,050,000       4,151,250
Corrections Corp.,
   9.875% 05/01/09                                   2,340,000       2,620,800
IMCO Recycling, Inc.,
   10.375% 08/01/13 (a)                              1,540,000       1,447,600
Millar Western Forest,
   7.750% 11/15/13 (a)                               1,695,000       1,703,661
Nationsrent, Inc.,
   9.500% 10/15/10 (a)                               3,260,000       3,382,250
QDI Capital Corp.,
   9.000% 11/15/10 (a)                               2,810,000       2,915,375
River Rock Entertainment,
   9.750% 11/01/11 (a)                               2,210,000       2,353,650
Stratus Technologies, Inc.,
   10.375% 12/01/08 (a)                              2,470,000       2,525,575
Tabletop Holdings, Inc.,
   (c) 05/15/14
   (12.250% 11/15/08) (a)                            3,995,000       2,157,300
Wackenhut Corrections,
   8.250% 07/15/13 (a)                               1,260,000       1,329,300
Williams Scotsman, Inc.,
   9.876% 06/01/07                                   1,415,000       1,393,775
------------------------------------------------------------------------------
      Other Services Total                                          25,980,536
                                                                 -------------
      SERVICES TOTAL                                               121,565,254

TRANSPORTATION, COMMUNICATIONS,
ELECTRIC, GAS & SANITARY SERVICES - 33.5%
Aerospace - 1.1%
------------------------------------------------------------------------------
BE Aerospace, Inc.,
   8.875% 05/01/11                                   3,080,000       2,802,800
Condor Systems, Inc.,
   11.875% 05/01/09 (e)                              4,000,000         920,000
Sequa Corp.,
   8.875% 04/01/08                                   1,670,000       1,816,125
TransDigm, Inc.,
   8.375% 07/15/11 (a)                               1,560,000       1,645,800
Vought Aircraft Industries, Inc.,
   8.000% 07/15/11 (a)                               1,295,000       1,311,188
------------------------------------------------------------------------------
      Aerospace Total                                                8,495,913

Air Transportation - 1.4%
------------------------------------------------------------------------------
Delta Airlines, Inc.,
   7.900% 12/15/09                                   4,480,000       3,584,000

See notes to investment portfolio.

November 30, 2003 (unaudited)

                      Columbia High Yield Opportunity Fund

Corporate Fixed-Income Bonds & Notes - (continued)
TRANSPORTATION, COMMUNICATIONS,
ELECTRIC, GAS & SANITARY SERVICES - (continued)
Air Transportation - (continued)                      Par ($)      Value ($)
------------------------------------------------------------------------------
Northwest Airlines Corp.,
   9.875% 03/15/07                                   3,850,000       3,426,500
U.S. Airways, Inc.,
   10.375% 03/01/13 (h)                             10,427,792       3,597,588
------------------------------------------------------------------------------
      Air Transportation Total                                      10,608,088

Broadcasting - 2.6%
------------------------------------------------------------------------------
CanWest Media, Inc.,
   10.625% 05/15/11                                  4,775,000       5,419,625
Corus Entertainment, Inc.,
   8.750% 03/01/12                                   1,465,000       1,611,500
Emmis Communications Corp.,
   (c) 03/15/11
   (12.500% 03/15/06)                                3,425,000       3,125,312
Sinclair Broadcast Group, Inc.,
   8.750% 12/15/11                                   1,000,000       1,095,000
Spanish Broadcasting System,
   9.625% 11/01/09                                     560,000         588,000
TV Azteca SA de CV,
   10.500% 02/15/07                                  5,070,000       5,196,750
XM Satellite Radio Holdings, Inc.,
   (c) 12/31/09
   (14.000% 12/31/05)                                3,958,930       3,444,269
------------------------------------------------------------------------------
      Broadcasting Total                                            20,480,456

Cable - 5.4%
------------------------------------------------------------------------------
Charter Communications Holdings LLC:
   (c) 04/01/11
   (9.920% 04/01/04)                                13,710,000      10,488,150
   10.000% 04/01/09                                    765,000         634,950
   10.250% 09/15/10 (a)                                750,000         764,062
Comcast UK Cable Partners Ltd.,
   11.200% 11/15/07                                  6,800,000       6,834,000
CSC Holdings, Inc.,
   7.625% 04/01/11                                   2,405,000       2,429,050
DirecTV Holdings Finance,
   8.375% 03/15/13                                   2,495,000       2,822,469
EchoStar DBS Corp.,
   6.375% 10/01/11 (a)                               4,525,000       4,525,000
Insight Communications Co.,
   (c) 02/15/11
   (12.250% 02/15/06)                                3,295,000       2,611,287
Insight Midwest,
   9.750% 10/01/09                                   2,955,000       3,124,912
Northland Cable Television, Inc.,
   10.250% 11/15/07                                  3,650,000       3,613,500
Rogers Cable, Inc.,
   6.250% 06/15/13                                     295,000         295,920
Shaw Communications, Inc.,
   7.500% 11/20/13                        CAD        3,060,000       2,337,229
Videotron Ltee,
   6.875% 01/15/14 (a)                    USD        1,775,000       1,828,250
------------------------------------------------------------------------------
      Cable Total                                                   42,308,779

See notes to investment portfolio.

November 30, 2003 (unaudited)

                      Columbia High Yield Opportunity Fund

Corporate Fixed-Income Bonds & Notes - (continued)
TRANSPORTATION, COMMUNICATIONS,
ELECTRIC, GAS & SANITARY SERVICES - (continued)
Communication Services - 0.8%                         Par ($)      Value ($)
------------------------------------------------------------------------------
Crown Castle International Corp.,
   10.750% 08/01/11                                  2,510,000       2,786,100
SBA Communications, Inc.,
   10.250% 02/01/09                                  4,045,000       3,711,288
------------------------------------------------------------------------------
      Communication Services Total                                   6,497,388

Electric, Gas & Sanitary Services - 1.2%
------------------------------------------------------------------------------
Allied Waste North America, Inc.:
   6.500% 11/15/10 (a)                               1,510,000       1,510,000
   Series 2001 B,
   8.500% 12/01/08                                   5,000,000       5,475,000
Illinova Power Corp.,
   11.500% 12/15/10                                  1,875,000       2,212,500
------------------------------------------------------------------------------
      Electric, Gas & Sanitary Services Total                        9,197,500

Electric Services - 5.5%
------------------------------------------------------------------------------
AES Corp.:
   9.000% 05/15/15 (a)                               4,115,000       4,485,350
   9.500% 06/01/09                                   2,253,000       2,421,975
Beaver Valley Funding Corp.,
   9.000% 06/01/17                                   2,210,000       2,524,373
Caithness Coso Funding Corp.,
   Series 1999 B,
   9.050% 12/15/09                                   3,789,232       4,111,317
Calpine Corp.:
   8.500% 07/15/10 (a)                               2,485,000       2,298,625
   8.500% 02/15/11                                   3,470,000       2,515,750
   8.625% 08/15/10                                   1,710,000       1,239,750
CMS Energy Corp.,
   8.900% 07/15/08                                   2,990,000       3,173,137
Edison Mission Energy,
   9.875% 04/15/11                                   3,090,000       3,105,450
MSW Energy Holdings Finance:
   7.375% 09/01/10 (a)                                 910,000         923,650
   8.500% 09/01/10 (a)                               3,260,000       3,496,350
Nevada Power Co.:
   9.000% 08/15/13 (a)                                 985,000       1,074,881
   10.875% 10/15/09                                  2,765,000       3,124,450
Orion Power Holdings, Inc.,
   12.000% 05/01/10                                  1,650,000       1,930,500
PSE&G Energy Holdings, Inc.,
   8.625% 02/15/08                                   2,955,000       3,139,687
UCAR Finance, Inc.,
   10.250% 02/15/12                                  2,890,000       3,193,450
------------------------------------------------------------------------------
      Electric Services Total                                       42,758,695

Marine Transportation - 0.2%
------------------------------------------------------------------------------
Teekay Shipping Corp.,
   8.875% 07/15/11                                   1,435,000       1,628,725
------------------------------------------------------------------------------
      Marine Transportation Total                                    1,628,725

See notes to investment portfolio.

November 30, 2003 (unaudited)

                      Columbia High Yield Opportunity Fund

Corporate Fixed-Income Bonds & Notes - (continued)
TRANSPORTATION, COMMUNICATIONS,
ELECTRIC, GAS & SANITARY SERVICES - (continued)
Motor Freight & Warehousing - 0.6%                    Par ($)      Value ($)
------------------------------------------------------------------------------
QDI LLC:
   12.000% 06/15/09 PIK (a)(f)                         838,594         901,489
   12.500% 06/15/08 PIK                              3,429,000       3,500,323
------------------------------------------------------------------------------
      Motor Freight & Warehousing Total                              4,401,812

Pipelines - 3.5%
------------------------------------------------------------------------------
Coastal Corp.,
   7.750% 06/15/10                                   5,240,000       4,611,200
Dynegy Holdings, Inc.:
   8.750% 02/15/12                                   2,475,000       2,388,375
   9.875% 07/15/10 (a)                               1,230,000       1,340,700
   10.125% 07/15/13 (a)                                310,000         341,000
El Paso Partners,
   Series B,
   8.500% 06/01/11                                     675,000         739,125
Gulfterra Energy Partners,
   8.500% 06/01/10                                   1,580,000       1,730,100
Northwest Pipeline Corp.,
   8.125% 03/01/10                                   1,040,000       1,154,400
Sonat, Inc.,
   7.625% 07/15/11                                   5,610,000       4,824,600
Southern Natural Gas,
   8.875% 03/15/10                                   2,030,000       2,258,375
Williams Companies, Inc.,
   8.125% 03/15/12                                   6,980,000       7,538,400
------------------------------------------------------------------------------
      Pipelines Total                                               26,926,275

Pollution Control - 0.2%
------------------------------------------------------------------------------
Envirosource, Inc.,
   14.000% 12/15/08 (f)                              1,710,534       1,652,650
------------------------------------------------------------------------------
      Pollution Control Total                                        1,652,650

Radio & Telephone Communications - 4.7%
------------------------------------------------------------------------------
ACC Escrow Corp.,
   10.000% 08/01/11 (a)                              1,955,000       2,140,725
AirGate PCS, Inc.,
   (c) 10/01/09
   (13.500% 10/01/04)                                1,020,000         663,000
Cincinnati Bell, Inc.,
   8.375% 01/15/14 (a)                               2,455,000       2,577,750
Dobson Communications Corp.,
   8.875% 10/01/13 (a)                               3,230,000       3,250,187
Horizon PCS, Inc.,
   13.750% 06/15/11 (e)                              3,300,000         742,500
MCI Communications Corp.:
   7.125% 06/15/27 (e)                                 905,000         733,050
   7.500% 08/20/04 (e)                               3,530,000       2,859,300
Nextel Communications, Inc.,
   9.375% 11/15/09                                   6,520,000       7,090,500

See notes to investment portfolio.

November 30, 2003 (unaudited)

                      Columbia High Yield Opportunity Fund

Corporate Fixed-Income Bonds & Notes - (continued)
TRANSPORTATION, COMMUNICATIONS,
ELECTRIC, GAS & SANITARY SERVICES - (continued)
Radio & Telephone Communications - (continued)        Par ($)      Value ($)
------------------------------------------------------------------------------
Nextel Partners, Inc.,
   11.000% 03/15/10                                  3,250,000       3,591,250
Rogers Cantel, Inc.,
   9.750% 06/01/16                                   5,715,000       6,743,700
Triton PCS, Inc.,
   8.750% 11/15/11                                   1,055,000       1,012,800
US Unwired, Inc.,
   (c) 11/01/09
   (13.375% 11/01/04)                                5,130,000       3,411,450
Western Wireless Corp.,
   9.250% 07/15/13                                   1,550,000       1,604,250
------------------------------------------------------------------------------
      Radio & Telephone Communications Total                        36,420,462

Railroad - 0.7%
------------------------------------------------------------------------------
Kansas City Southern,
   7.500% 06/15/09                                   1,620,000       1,656,450
Railworks Corp.,
   11.500% 04/15/09 (g)                                600,000          30,000
TFM SA de CV,
   12.500% 06/15/12                                  3,830,000       3,355,725
------------------------------------------------------------------------------
      Railroad Total                                                 5,042,175

Telecommunication Services - 4.6%
------------------------------------------------------------------------------
American Towers, Inc.,
   7.250% 12/01/11 (a)                               1,560,000       1,563,900
Avaya, Inc.,
   11.125% 04/01/09                                  1,880,000       2,209,000
Carrier1 International SA,
   13.250% 02/15/09 (e)                              6,000,000         540,000
Colt Telecom Group PLC:
   12.000% 12/15/06                                  1,795,000       1,790,512
Fairpoint Communications,
   11.875% 03/01/10                                  2,150,000       2,526,250
Innova S De R.L.,
   9.375% 09/19/13 (a)                                 750,000         767,813
Level 3 Communications, Inc.,
   (c) 12/01/08
   (10.500% 12/01/03)                                3,020,000       2,823,700
Lucent Technologies, Inc.,
   6.450% 03/15/29                                   2,890,000       2,189,175
Qwest Capital Funding:
   7.250% 02/15/11                                   6,575,000       6,262,688
   7.750% 02/15/31                                   3,035,000       2,670,800
Qwest Services Corp.,
   13.500% 12/15/10 (a)                              4,095,000       4,811,625
Spectrasite, Inc.,
   8.250% 05/15/10 (a)                               1,690,000       1,791,400
Time Warner Telecom, Inc.:
   9.750% 07/15/08                                   3,460,000       3,529,200
   10.125% 02/01/11                                  1,760,000       1,821,600
------------------------------------------------------------------------------
      Telecommunication Services Total                              35,297,663

See notes to investment portfolio.

November 30, 2003 (unaudited)

                      Columbia High Yield Opportunity Fund

Corporate Fixed-Income Bonds & Notes - (continued)
TRANSPORTATION, COMMUNICATIONS,
ELECTRIC, GAS & SANITARY SERVICES - (continued)
Transportation Services - 1.0%                        Par ($)      Value ($)
------------------------------------------------------------------------------
Petroleum Helicopters, Inc.,
   9.375% 05/01/09                                   4,125,000       4,444,688
Stena AB:
   7.500% 11/01/13 (a)(b)                            1,220,000       1,223,843
   9.625% 12/01/12                                   2,055,000       2,286,188
------------------------------------------------------------------------------
      Transportation Services Total                                  7,954,719
                                                                 -------------
      TRANSPORTATION, COMMUNICATIONS,
       ELECTRIC, GAS & SANITARY SERVICES TOTAL                     259,671,300

Total Corporate Fixed-Income Bonds & Notes
(cost of $718,992,817)                                             721,630,871

Convertible Bonds - 1.2%
TRANSPORTATION, COMMUNICATIONS,
ELECTRIC, GAS & SANITARY SERVICES - 1.2%
Communication Services - 0.6%
------------------------------------------------------------------------------
Colt Telecom Group PLC
   2.000% 08/06/05                                   1,400,000         931,789
   2.000% 03/29/06 (a)                    EUR        2,190,000       2,785,100
   2.000% 12/16/06 (a)                    USD          980,000       1,246,935
------------------------------------------------------------------------------
      Communication Services Total                                   4,963,824

Telecommunication Services - 0.6%
------------------------------------------------------------------------------
Nortel Networks Ltd;
   4.250% 09/01/08                                   5,290,000       5,010,953
------------------------------------------------------------------------------
      Telecommunication Services Total                               5,010,953
                                                                 -------------
      TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
       GAS & SANITARY SERVICES TOTAL                                 9,974,777

Total Convertible Bonds
(cost of $8,077,195)                                                 9,974,777

Preferred Stocks - 2.3%
FINANCE, INSURANCE & REAL ESTATE - 0.6%
Real Estate - 0.6%                                      Shares
------------------------------------------------------------------------------
iStar Financial:
   Series E, 7.875%                                     86,769       2,223,456
   Series F, 7.800%                                     97,000       2,434,099
------------------------------------------------------------------------------
      Real Estate Total                                              4,657,555
                                                                 -------------
      FINANCE, INSURANCE & REAL ESTATE TOTAL                         4,657,555

MANUFACTURING - 0.3%
Food & Kindred Products - 0.1%
------------------------------------------------------------------------------
Constellation Brands, Inc., Series A, 5.750%            19,825         639,356
------------------------------------------------------------------------------
      Food & Kindred Products Total                                    639,356

See notes to investment portfolio.

November 30, 2003 (unaudited)

                      Columbia High Yield Opportunity Fund

Preferred Stocks - (continued)
MANUFACTURING - (continued)
Printing & Publishing - 0.2%                          Shares        Value ($)
------------------------------------------------------------------------------
PriMedia, Inc.:
   Series F, 9.200%                                     14,590       1,349,575
   Series H, 8.625%                                        220          19,910
------------------------------------------------------------------------------
      Printing & Publishing Total                                    1,369,485
                                                                 -------------
      MANUFACTURING TOTAL                                            2,008,841

TRANSPORTATION, COMMUNICATIONS,
ELECTRIC, GAS & SANITARY SERVICES - 1.4%
Broadcasting - 0.4%
------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., 10.750% (a)           3,210       3,226,050
------------------------------------------------------------------------------
      Broadcasting Total                                             3,226,050

Cable - 0.9%
------------------------------------------------------------------------------
CSC Holdings Ltd., PIK:
   11.125%                                               9,180         970,785
   11.750%                                              59,441       6,256,165
NTL Europe, Inc., Series A, 10.000%                         23             118
------------------------------------------------------------------------------
      Cable Total                                                    7,227,068

Pollution Control - 0.1%
------------------------------------------------------------------------------
EnviroSource, Inc., 7.250% (f)                           5,804         667,460
------------------------------------------------------------------------------
      Pollution Control Total                                          667,460
                                                                 -------------
      TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
       GAS & SANITARY SERVICES TOTAL                                11,120,578

Total Preferred Stocks
(cost of $18,794,027)                                               17,786,974

Common Stocks (i) - 1.4%
MANUFACTURING - 0.2%
Communications Equipment - 0.2%
------------------------------------------------------------------------------
EchoStar Communications Corp., Class A                  50,000       1,724,000
------------------------------------------------------------------------------
      Communications Equipment Total                                 1,724,000
                                                                 -------------
      MANUFACTURING TOTAL                                            1,724,000

MINING & ENERGY - 0.0%
Crude Petroleum & Natural Gas - 0.0%
------------------------------------------------------------------------------
Coho Energy, Inc. (j)                                      750              --
Horizon Natural Resources Co. (f)                       16,000              16
------------------------------------------------------------------------------
      Crude Petroleum & Natural Gas Total                                   16

Oil & Gas Extraction - 0.0%
------------------------------------------------------------------------------
Orion Refining Corp. (f)(j)                                 10              --
------------------------------------------------------------------------------
      Oil & Gas Extraction Total                                            --
                                                                 -------------
      MINING & ENERGY TOTAL                                                 16

See notes to investment portfolio.

November 30, 2003 (unaudited)

                      Columbia High Yield Opportunity Fund

Common Stocks (i) - (continued)
TRANSPORTATION, COMMUNICATIONS,
ELECTRIC, GAS & SANITARY SERVICES - 1.2%
Cable - 0.4%                                          Shares       Value ($)
------------------------------------------------------------------------------
NTL, Inc.                                               46,154       3,007,395
Ono Finance PLC  (a)                                     5,700               6
------------------------------------------------------------------------------
      Cable Total                                                    3,007,401

Electric Services - 0.0%
------------------------------------------------------------------------------
   BayCorp Holdings Ltd.                                     3              39
------------------------------------------------------------------------------
      Electric Services Total                                               39

Pollution Control - 0.5%
------------------------------------------------------------------------------
EnviroSource, Inc. (f)                                  50,004       3,600,288
Fairlane Management Corp. (f)(j)                        50,004              --
------------------------------------------------------------------------------
      Pollution Control Total                                        3,600,288

Radio & Telephone Communications - 0.3%
------------------------------------------------------------------------------
Nextel Communications, Inc., Class A                   100,000       2,533,000
------------------------------------------------------------------------------
      Radio & Telephone Communications Total                         2,533,000
                                                                 -------------
      TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
       GAS & SANITARY SERVICES TOTAL                                 9,140,728

Total Common Stocks
(cost of $8,734,526)                                                10,864,744

Warrants (i) - 0.2%
RETAIL STORES - 0.0%
Food Stores - 0.0%                                    Units
------------------------------------------------------------------------------
Pathmark Stores, Inc.,
   expires 09/19/10                                     58,758          57,583
------------------------------------------------------------------------------
      Food Stores Total                                                 57,583
                                                                 -------------
      RETAIL STORES TOTAL                                               57,583

TRANSPORTATION, COMMUNICATIONS,
ELECTRIC, GAS & SANITARY SERVICES - 0.2%
Aerospace - 0.0%
------------------------------------------------------------------------------
Loral Space & Communications Ltd.,
   expires 01/15/07                                     12,000             120
------------------------------------------------------------------------------
      Aerospace Total                                                      120

Cable - 0.0%
------------------------------------------------------------------------------
Cable Satisfaction International, Inc.,
   expires 03/01/05                                      7,550              76
Ono Finance PLC,
   expires 02/15/11 (a)                                  1,200              12
------------------------------------------------------------------------------
      Cable Total                                                           88

See notes to investment portfolio.

November 30, 2003 (unaudited)

                      Columbia High Yield Opportunity Fund

Warrants (i) - (continued)
TRANSPORTATION, COMMUNICATIONS,
ELECTRIC, GAS & SANITARY SERVICES - (continued)
Communications - 0.2%                                 Units        Value ($)
------------------------------------------------------------------------------
UbiquiTel, Inc.,
   expires 04/15/10 (a)                                  5,250              53
XM Satellite Radio Holdings, Inc.:
   expires 12/31/09                                        675       1,215,000
   expires 03/15/10 (a)                                  2,435          50,526
------------------------------------------------------------------------------
      Communications Total                                           1,265,579

Communication Services - 0.0%
------------------------------------------------------------------------------
iPCS, Inc.,
   expires 07/15/10 (a)                                  2,500              25
------------------------------------------------------------------------------
      Communication Services Total                                          25

Motor Freight & Warehousing - 0.0%
------------------------------------------------------------------------------
QDI LLC,
   expires 01/15/07 (a)(f)                              10,207         156,473
------------------------------------------------------------------------------
      Motor Freight & Warehousing Total                                156,473

Telecommunications - 0.0%
------------------------------------------------------------------------------
Carrier1 International SA,
   expires 02/19/09 (a)(e)                               2,780              28
Horizon PCS, Inc.,
   expires 10/01/10 (a)                                  4,705               5
Jazztel PLC,
   expires 07/15/10 (a)(j)                               1,435              --
MetroNet Communications Corp.,
   expires 08/15/07 (a)(f)(j)                            1,250              --
------------------------------------------------------------------------------
      Telecommunications Total                                              33
                                                                 -------------
      TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
       GAS & SANITARY SERVICES TOTAL                                 1,422,318

Total Warrants
(cost of $8,218,447)                                                 1,479,901

See notes to investment portfolio.

November 30, 2003 (unaudited)

                      Columbia High Yield Opportunity Fund

Short-Term Obligation - 0.5%
------------------------------------------------------------------------------
                                                      Par ($)      Value ($)
Repurchase agreement with State Street Bank &
 Trust Co., dated 11/28/03, due 12/01/03 at
 0.950%, collateralized by a U.S. Treasury
 Bond maturing 02/15/29, market value
 $3,938,855 (repurchase proceeds $3,861,306)
 (cost of $3,861,000)                                3,861,000       3,861,000

Total Investments - 98.6%
(cost of $766,678,012) (l)                                         765,598,267

Other Assets & Liabilities, Net - 1.4%                              11,096,182
Net Assets - 100.0%                                              $ 776,694,449

Notes to Investment Portfolio:

(a) These securities are exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2003, the value of these securities amounted to $149,255,740 which represents 19.2% of net assets.
(b)  This security has been purchased on a delayed delivery basis.
(c) Stepped coupon bond. Currently accruing at zero. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing this rate.
(d)  Zero coupon bond.
(e) As of November 30, 2003, the Fund held securities of certain issuers that have filed for bankruptcy protection under Chapter 11, representing 1.9% of net assets. These issuers are in default of certain debt covenants. Income is not being accrued.
(f) Represents fair value as determined in good faith under the direction of the Board of Trustees.
(g) This issuer is in default of certain debt covenants. Income is not being accrued.
(h)  Income is not being accrued on this security.
(i)  Non-income producing.
(j)  Security has no value.
(k) As of November 30, 2003, the fund held securities of certain issuers that have filed for bankruptcy protection under Chapter 11, representing 0.1% of net assets. Income is being accrued.
(l)  Cost for federal income tax purposes is $766,139,794.

Forward foreign currency contracts outstanding at November 30, 2003 are as follows:

                                       SETTLEMENT   NET UNREALIZED
CONTRACTS TO DELIVER  IN EXCHANGE FOR     DATE       DEPRECIATION
--------------------  ---------------  ----------   --------------
CAD 3,060,000         USD 2,342,763    12/15/03     $      (14,101)
EUR 3,979,000         USD 4,559,934    12/08/03           (212,455)
                                                    --------------
                                                    $     (226,556)
                                                    ==============

ACRONYM    NAME
-------    --------------------
CAD        Canadian Dollar
EUR        Euro
PIK        Payment-In-Kind
USD        United States Dollar

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2003 (unaudited)

                                            Columbia High Yield Opportunity Fund

                                                                      ($)
-------------------------------------------------------------------------
Assets
   Investments, at cost                                       766,678,012
   Investments, at value                                      765,598,267
   Cash                                                         2,876,734
   Receivable for:
      Investments sold                                          5,108,842
      Investments sold on a delayed delivery basis                319,300
      Fund shares sold                                          1,010,812
      Interest                                                 16,070,988
      Dividends                                                    91,983
   Deferred Trustees' compensation plan                            25,825
                                                            -------------
         Total Assets                                         791,102,751
-------------------------------------------------------------------------
Liabilities
   Net unrealized depreciation on foreign
    forward currency contracts                                    226,556
   Expense reimbursement due to Advisor                                17
   Payable for:
      Investments purchased                                     5,249,671
      Investments purchased on a delayed delivery basis         4,977,170
      Fund shares repurchased                                     913,871
      Distributions                                             1,861,198
      Investment advisory fee                                     380,092
      Transfer agent fee                                          347,503
      Pricing and bookkeeping fees                                 30,307
      Trustees' fees                                                  803
      Custody fee                                                   4,048
      Distribution and service fees                               371,150
   Deferred Trustees' fees                                         25,825
   Other liabilities                                               20,091
                                                            -------------
         Total Liabilities                                     14,408,302
         Net Assets                                           776,694,449
-------------------------------------------------------------------------
Composition of Net Assets
   Paid-in capital                                          1,194,242,488
   Overdistributed net investment income                       (2,795,900)
   Accumulated net realized loss                             (413,449,591)
   Net unrealized depreciation on:
      Investments                                              (1,079,745)
      Foreign currency translations                              (222,803)
         Net Assets                                           776,694,449
-------------------------------------------------------------------------
Class A
   Net assets                                                 381,432,479
   Shares outstanding                                          83,544,068
   Net asset value per share                                         4.57(a)
   Maximum offering price per share ($4.57/0.9525)                   4.80(b)
-------------------------------------------------------------------------
Class B
   Net assets                                                 307,236,590
   Shares outstanding                                          67,292,176
   Net asset value and offering price per share                      4.57(a)
-------------------------------------------------------------------------
Class C
   Net assets                                                  57,727,588
   Shares outstanding                                          12,643,857
   Net asset value and offering price per share                      4.57(a)
-------------------------------------------------------------------------
Class Z
   Net assets                                                  30,297,792
   Shares outstanding                                           6,636,010
   Net asset value, offering and redemption
    price per share                                                  4.57

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)   On sales of $50,000 or more the offering price is reduced.

See notes to financial statements.

STATEMENT OF OPERATIONS

For the Six Months Ended November 30, 2003 (unaudited)


                                            Columbia High Yield Opportunity Fund

                                                                      ($)
-------------------------------------------------------------------------
Investment Income
   Dividends                                                      399,892
   Interest                                                    32,934,169
   Total Investment Income (net of foreign
    taxes withheld of $757)                                    33,334,061
-------------------------------------------------------------------------
Expenses
   Investment advisory fee                                      2,283,659
   Distribution fee:
      Class B                                                   1,141,562
      Class C                                                     207,016
   Service fee:
      Class A                                                     467,985
      Class B                                                     380,520
      Class C                                                      68,933
   Transfer agent fee                                           1,285,397
   Pricing and bookkeeping fees                                   123,961
   Trustees' fees                                                  13,737
   Custody fee                                                     18,169
   Other expenses                                                 102,528
                                                               ----------
      Total Expenses                                            6,093,467
   Fees and expenses waived or reimbursed by Advisor              (37,548)
   Fees waived by Distributor - Class C                           (41,576)
   Custody earnings credit                                         (5,306)
                                                               ----------
      Net Expenses                                              6,009,037
                                                               ----------
   Net Investment Income                                       27,325,024
-------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on Investments
 and Foreign Currency
   Net realized loss on:
      Investments                                              (2,955,250)
      Foreign currency transactions                              (152,973)
                                                               ----------
         Net realized loss                                     (3,108,223)
   Net change in unrealized appreciation/depreciation on:
      Investments                                              50,039,385
      Foreign currency translations                              (116,820)
                                                               ----------
         Net change in unrealized appreciation/depreciation    49,922,565
                                                               ----------
   Net Gain                                                    46,814,342
                                                               ----------
   Net Increase in Net Assets from Operations                  74,139,366

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

-------------------------------------------------------------------------------------------------------
                                                                   Columbia High Yield Opportunity Fund

                                                           (unaudited)
                                                            Six Months
                                                              Ended        Period Ended     Year Ended
                                                           November 30,       May 31,      December 31,
Increase (Decrease) in Net Assets:                            2003($)       2003(a)($)       2002($)
-------------------------------------------------------------------------------------------------------
Operations:
   Net investment income                                     27,325,024      24,767,811      55,441,396
   Net realized loss on investments and
    foreign currency transactions                            (3,108,223)    (17,632,755)   (148,093,490)
   Net change in unrealized appreciation/
    depreciation on investments and
    foreign currency translations                            49,922,565      72,727,890      60,419,314
      Net Increase (Decrease) from Operations                74,139,366      79,862,946     (32,232,780)
-------------------------------------------------------------------------------------------------------
Distributions Declared to Shareholders:
   From net investment income:
      Class A                                               (14,446,064)    (13,142,914)    (32,236,809)
      Class B                                               (10,601,473)     (9,273,542)    (25,717,885)
      Class C                                                (1,962,064)     (1,580,199)     (4,204,933)
      Class Z                                                (1,075,527)     (1,396,747)     (1,529,375)
   Return of capital:
      Class A                                                        --              --      (2,748,971)
      Class B                                                        --              --      (2,193,075)
      Class C                                                        --              --        (358,573)
      Class Z                                                        --              --        (130,416)
         Total Distributions Declared to Shareholders       (28,085,128)    (25,393,402)    (69,120,037)
-------------------------------------------------------------------------------------------------------
Share Transactions:
   Class A:
      Subscriptions                                         132,287,691     123,761,289     235,835,725
      Proceeds received in connection with merger                    --              --         175,784
      Distributions reinvested                                7,485,686       6,982,957      17,448,294
      Redemptions                                          (158,482,043)   (143,095,138)   (211,467,498)
                                                           --------------------------------------------
         Net Increase (Decrease)                            (18,708,666)    (12,350,892)     41,992,305
   Class B:
      Subscriptions                                          29,641,965      31,442,432      88,840,756
      Distributions reinvested                                4,863,503       4,268,763      12,563,965
      Redemptions                                           (50,018,506)    (31,579,170)   (127,327,785)
                                                           --------------------------------------------
         Net Increase (Decrease)                            (15,513,038)      4,132,025     (25,923,064)
   Class C:
      Subscriptions                                          16,600,595       9,708,920      22,531,723
      Distributions reinvested                                1,231,706         984,268       2,835,915
      Redemptions                                           (14,875,138)     (9,260,789)    (23,747,996)
                                                           --------------------------------------------
         Net Increase                                         2,957,163       1,432,399       1,619,642
   Class Z:
      Subscriptions                                          27,851,544      18,835,360      20,514,243
      Proceeds received in connection
       with merger                                                   --              --      36,830,189
      Distributions reinvested                                  835,037       1,244,797       1,500,998
      Redemptions                                           (46,022,027)    (12,632,407)    (24,679,597)
                                                           --------------------------------------------
         Net Increase (Decrease)                            (17,335,446)      7,447,750      34,165,833
   Net Increase (Decrease) from
    Share Transactions                                      (48,599,987)        661,282      51,854,716
         Total Increase (Decrease) in Net Assets             (2,545,749)     55,130,826     (49,498,101)
-------------------------------------------------------------------------------------------------------

See notes to financial statements.

-------------------------------------------------------------------------------------------------------
                                                                   Columbia High Yield Opportunity Fund

                                                           (unaudited)
                                                            Six Months
                                                              Ended        Period Ended     Year Ended
                                                           November 30,       May 31,      December 31,
Increase (Decrease) in Net Assets:                            2003($)       2003(a)($)        2002($)
-------------------------------------------------------------------------------------------------------
Net Assets:
Beginning of period                                         779,240,198     724,109,372     773,607,473
End of period (including overdistributed net
 investment income of $(2,795,900), $(2,035,796)
 and (1,587,777), respectively)                             776,694,449     779,240,198     724,109,372
-------------------------------------------------------------------------------------------------------
Changes in Shares:
Class A:
   Subscriptions                                             30,483,620      30,064,102      56,148,431
   Issued in connection with merger                                  --              --          43,511
   Issued for distributions reinvested                        1,691,132       1,670,630       4,119,471
   Redemptions                                              (36,196,064)    (34,371,342)    (49,928,762)
                                                           --------------------------------------------
      Net Increase (Decrease)                                (4,021,312)     (2,636,610)     10,382,651
Class B:
   Subscriptions                                              6,733,777       7,579,882      20,864,519
   Issued for distributions reinvested                        1,099,723       1,022,266       2,954,382
   Redemptions                                              (11,394,786)     (7,619,970)    (29,746,409)
                                                           --------------------------------------------
      Net Increase (Decrease)                                (3,561,286)        982,178      (5,927,508)
Class C:
   Subscriptions                                              3,802,587       2,356,861       5,278,283
   Issued for distributions reinvested                          278,177         235,678         668,879
   Redemptions                                               (3,393,014)     (2,247,443)     (5,607,906)
                                                           --------------------------------------------
      Net Increase                                              687,750         345,096         339,256
Class Z:
   Subscriptions                                              6,334,092       4,570,300       5,020,578
   Issued in connection with merger                                  --              --       9,116,388
   Issued for distributions reinvested                          188,447         297,518         374,230
   Redemptions                                              (10,532,660)     (3,077,369)     (6,084,044)
                                                           --------------------------------------------
      Net Increase (Decrease)                                (4,010,121)      1,790,449       8,427,152

(a) The Fund has changed its fiscal year end from December 31 to May 31.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

November 30, 2003 (unaudited)

                                            Columbia High Yield Opportunity Fund

NOTE 1. ORGANIZATION

Columbia High Yield Opportunity Fund (the "Fund"), a series of Columbia Funds Trust I (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

INVESTMENT GOAL

The Fund seeks high current income and total return.

FUND SHARES

The Fund may issue an unlimited number of shares, and offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own sales charge and expense structure.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge are subject to a 1.00% contingent deferred sales charge ("CDSC") on shares sold within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares in a certain number of years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in each Fund's prospectus.

Effective October 13, 2003, the Fund changed its name from Liberty High Yield Securities Fund to Columbia High Yield Opportunity Fund. Also on that date, the Trust changed its name from Liberty Funds Trust I to Columbia Funds Trust I.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION:

Debt securities generally are valued by a pricing service approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Certain securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Equity securities are valued at the last sale price at the close of the principal exchange on which they trade. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Restricted securities and investments for which market quotations are not readily available, which tend to be more thinly traded and of lesser quality, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Foreign markets close each day at various times prior to the close of the New York Stock Exchange ("NYSE"). Foreign currency exchange rates are generally

November 30, 2003 (unaudited)
                                            Columbia High Yield Opportunity Fund

determined prior to the close of the NYSE at 12:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the value of a foreign security may occur subsequent to the close of the exchange or market which would not be reflected in the computation of the Fund's net asset value. In such an event, the foreign security will be valued at the fair value.

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. The Fund may utilize forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities. The Fund may also enter into these contracts to hedge certain other foreign currency denominated assets. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge a Fund's investments against currency fluctuations.

Forward currency contracts are valued daily at the current exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the foreign currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. The use of forward currency contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. A fund could also be exposed to risk if the counterparties of the contracts are unable to fulfill the terms of the contracts. The Fund sets aside cash or liquid portfolio securities equal to the amount of the forward currency contract.

REPURCHASE AGREEMENTS

The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral securities are marked-to-market daily to ensure that their market value is at least equal, at all times, to the repurchase price. (In the event that the market value of the collateral securities declines below the repurchase price of the repurchase agreement, additional securities will be required to be received.) A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

DELAYED DELIVERY SECURITIES

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies cash or liquid portfolio securities as segregated with the custodian in an amount equal to the delayed delivery commitment.

INCOME RECOGNITION

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Corporate actions and dividend income are recorded on the ex-date. The value of additional securities received as an income payment is recorded as income and as the cost basis of such securities.

FOREIGN CURRENCY TRANSACTIONS

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

November 30, 2003 (unaudited)
                                            Columbia High Yield Opportunity Fund

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

DETERMINATION OF CLASS NET ASSET VALUES

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

FEDERAL INCOME TAX STATUS

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable or tax-exempt income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income and capital gains dividends are determined in accordance with income tax regulations and may differ from GAAP.

NOTE 3. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Unrealized appreciation (depreciation) at November 30, 2003, based on cost of investments for federal income tax purposes was:

Unrealized appreciation                   $  53,949,163
Unrealized depreciation                     (54,490,690)
-------------------------------------------------------
Net unrealized depreciation               $    (541,527)
-------------------------------------------------------

The following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

  Year of               Capital Loss
Expiration              Carryforward
-------------------------------------
   2005                 $     757,799
-------------------------------------
   2006                       738,934
-------------------------------------
   2007                    13,268,889
-------------------------------------
   2008                    44,818,986
-------------------------------------
   2009                   161,087,717
-------------------------------------
   2010                   171,019,187
-------------------------------------
   2011                    18,463,873
-------------------------------------
                        $ 410,155,385
-------------------------------------

Expired capital loss carryfowards are recorded as a reduction of paid-in capital.

NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES

On April 1, 2003, Colonial Management Associates, Inc., the previous investment advisor to the Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect, wholly-owned subsidiary of FleetBoston Financial Corporation. As a result of the merger, Columbia now serves as the Fund's investment advisor. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

INVESTMENT ADVISORY FEE

Columbia is the investment advisor to the Fund and provides administrative and other services. Columbia receives a monthly fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets          Fee Rate
------------------------------------------
   First $1 billion                   0.60%
------------------------------------------
   Next $1 billion                    0.55%
------------------------------------------
   Over $2 billion                    0.50%
------------------------------------------

November 30, 2003 (unaudited)
                                            Columbia High Yield Opportunity Fund


Prior to November 1, 2003, Columbia was entitled to receive a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets          Fee Rate
------------------------------------------
   First $1.5 billion                 0.60%
------------------------------------------
   Over $1.5 billion                  0.55%
------------------------------------------

For the six months ended November 30, 2003, the Fund's annualized effective investment advisory fee rate was 0.60%.

PRICING AND BOOKKEEPING FEES

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street").

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average daily net assets of the Fund for that month. The Fund also pays additional fees for pricing services. For the six months ended November 30, 2003, the annualized effective pricing and bookkeeping fee rate was 0.033%. Columbia pays the total fees collected to State Street under the Outsourcing Agreement.

TRANSFER AGENT FEE

Columbia Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services for an annual fee of $34.00 per open account for transfer agent fees. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Prior to November 1, 2003, the Transfer Agent was entitled to receive a monthly transfer agent fee at the annual rate of 0.06% of the Fund's average daily net assets plus flat-rate charges based on the number of shareholder accounts and transactions, in addition to reimbursement for certain out-of-pocket expenses. For the six months ended November 30, 2003, the annualized effective transfer agent fee rate, exclusive of out-of-pocket expenses, was 0.23%.

Effective October 13, 2003 Liberty Funds Services, Inc. changed its name to Columbia Funds Services, Inc.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Effective October 13, 2003 Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia and the Fund's principal underwriter, changed its name to Columbia Funds Distributor, Inc. For the six months ended November 30, 2003, the Distributor retained net underwriting discounts of $19,898 on sales of the Fund's Class A shares and received CDSC of $83,090, $418,711 and $8,509 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually of the average daily net assets attributable to Class A, Class B and Class C shares. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.60% annually.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS AND FEE WAIVERS:

Columbia has voluntarily agreed to waive a portion of the transfer agent fee so that the transfer agent fee will not exceed 0.23% annually of the Fund's average daily net assets. Columbia, at its discretion, may revise or discontinue this arrangement any time.

CUSTODY CREDITS

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

FEES PAID TO OFFICERS AND TRUSTEES

The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

November 30, 2003 (unaudited)

                                            Columbia High Yield Opportunity Fund


The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 5. PORTFOLIO INFORMATION

PURCHASES AND SALES OF SECURITIES

For the six months ended November 30, 2003, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $321,274,210 and $350,414,808, respectively.

NOTE 6. LINE OF CREDIT

The Fund and other affiliated funds participate in a $350,000,000 credit facility, which is used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to the Fund based on its borrowings. In addition, the Fund has agreed to pay commitment fees on its pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations. For the six months ended November 30, 2003, the Fund did not borrow under these arrangements.

NOTE 7. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

HIGH-YIELD SECURITIES

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk bonds." Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities.

LEGAL PROCEEDINGS

Columbia, the Distributor and certain of their affiliates (collectively, "the Columbia Group") have received information requests and subpoenas from various regulatory authorities, including the Securities and Exchange Commission ("SEC") and the New York Attorney General, in connection with their investigations of late trading and market timing in mutual funds. The Columbia Group has not uncovered any instances where Columbia or the Distributor was knowingly involved in late trading of mutual fund shares. The Columbia Group has identified a limited number of investors who had informal arrangements for trading certain Columbia Fund shares between 1998 and 2003. A substantial majority of the trading had ended by October 2002. None of these arrangements exists today. Information relating to those trading arrangements has been supplied to various regulatory authorities. To the extent that any Columbia Fund, whose shares were involved in those trading activities, was harmed by them, the Columbia Group has undertaken to reimburse such Fund.

The SEC staff has issued notices to the effect that it has made a preliminary determination to recommend that the SEC bring civil enforcement actions, including injunctive proceedings, against Columbia and the Distributor, alleging that they have violated certain provisions of the federal securities laws. The Columbia Group believes that those allegations are based principally on the trading arrangements referred to above. Columbia and the Distributor are engaged in discussions with the SEC staff in an effort to reach a satisfactory resolution of these matters. However, there can be no assurance that such a resolution will be reached. Any potential resolution of these matters may include, but not be limited to, sanctions, financial penalties, damages or injunctions regarding Columbia or the Distributor, and structural changes in the conduct of their business.

Although the Columbia Group does not believe that these regulatory developments or their resolution will have a material adverse effect on the Columbia Funds, or on the ability of Columbia and the Distributor to provide services to the Columbia Funds, there can be no assurance that these matters or any adverse publicity or other developments resulting from them will not result in increased redemptions or reduced sales of Columbia Fund shares, which could increase transactions costs or operating expenses, or other consequences for the Columbia Funds.

NOTE 8. COMPARABILITY OF FINANCIAL STATEMENTS

The Fund has changed its fiscal year end from December 31 to May 31.

FINANCIAL HIGHLIGHTS
                                            Columbia High Yield Opportunity Fund

Selected data for a share outstanding throughout each period is as follows:

                                (Unaudited)
                                 Six Months         Period
                                  Ended              Ended                            Year Ended December 31,
                                 November           May 31,        ----------------------------------------------------------------
Class A Shares                    30, 2003          2003 (a)         2002         2001            2000         1999         1998
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                         $      4.30        $    4.01       $    4.62    $    5.30       $    6.55    $    6.76    $    7.23
Income from Investment
 Operations:
Net investment income                  0.17(b)          0.14(b)         0.34(b)      0.52(b)(c)      0.61(d)      0.60(d)      0.63
Net realized and unrealized
 gain (loss) on investments
 and foreign currency                  0.27             0.30           (0.53)       (0.65)(c)       (1.24)       (0.20)       (0.48)
                                -----------        ---------       ---------    ---------       ---------    ---------    ---------
Total from Investment
 Operations                            0.44             0.44           (0.19)       (0.13)          (0.63)        0.40         0.15
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared
 to Shareholders:
From net investment income            (0.17)           (0.15)          (0.39)       (0.51)          (0.62)       (0.61)       (0.62)
From net realized gains                  --               --           (0.03)       (0.04)             --           --           --
                                -----------        ---------       ---------    ---------       ---------    ---------    ---------
Total Distributions Declared
 to Shareholders                      (0.17)           (0.15)          (0.42)       (0.55)          (0.62)       (0.61)       (0.62)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period  $      4.57        $    4.30       $    4.01    $    4.62       $    5.30    $    6.55    $    6.76
Total return (e)                      10.43%(f)(g)     11.01%(f)       (4.27)%      (2.78)%        (10.28)%       6.17%        2.12%
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net
 Assets/Supplemental Data:
Expenses (h)                           1.24%(i)         1.29%(i)        1.31%        1.22%           1.16%        1.21%        1.21%
Net investment income (h)              7.49%(i)         8.24%(i)        7.92%       10.34%(c)       10.00%        9.02%        8.81%
Waiver/reimbursement                   0.01%(i)           --(i)(j)        --           --              --           --           --
Portfolio turnover rate                  44%(f)           45%(f)          63%          62%             28%          42%          97%
Net assets, end of
 period (000's)                 $   381,432        $ 376,944       $ 361,780    $ 369,043       $ 390,917    $ 540,201    $ 568,125
-----------------------------------------------------------------------------------------------------------------------------------

(a)  The Fund has changed its fiscal year end from December 31 to May 31.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended December 31, 2001, was to increase net investment income per share by $0.05, decrease net realized and unrealized loss per share by $0.05 and increase the ratio of net investment income to average net assets from 9.76% to 10.34%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(d) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)  Not annualized.

(g) Had the Investment Advisor not waived a portion of expenses, total return would have been reduced.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

                                            Columbia High Yield Opportunity Fund

Selected data for a share outstanding throughout each period is as follows:

                                (Unaudited)
                                 Six Months         Period
                                  Ended              Ended                             Year Ended December 31,
                                 November           May 31,        ----------------------------------------------------------------
Class B Shares                    30, 2003          2003 (a)         2002         2001            2000         1999         1998
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                         $      4.30        $    4.01       $    4.62    $    5.30       $    6.55    $    6.76    $    7.23
-----------------------------------------------------------------------------------------------------------------------------------
Income From Investment
 Operations:
Net investment income                  0.15(b)          0.13(b)         0.31(b)      0.48(b)(c)      0.56(d)      0.55(d)      0.58
Net realized and unrealized
 gain (loss) on investments
 and foreign currency                  0.27             0.29           (0.54)       (0.65)(c)       (1.24)       (0.20)       (0.48)
                                -----------        ---------       ---------    ---------       ---------    ---------    ---------
Total from Investment
 Operations                            0.42             0.42           (0.23)       (0.17)          (0.68)        0.35         0.10
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared
 to Shareholders:
From net investment income            (0.15)           (0.13)          (0.35)       (0.47)          (0.57)       (0.56)       (0.57)
Return of capital                        --               --           (0.03)       (0.04)             --           --           --
                                -----------        ---------       ---------    ---------       ---------    ---------    ---------
Total Distributions Declared
 to Shareholders                      (0.15)           (0.13)          (0.38)       (0.51)          (0.57)       (0.56)       (0.57)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period  $      4.57        $    4.30       $    4.01    $    4.62       $    5.30    $    6.55    $    6.76
Total return (e)                      10.02%(f)(g)     10.67%(f)       (4.99)%      (3.51)%        (10.96)%       5.38%        1.36%
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net
 Assets/Supplemental Data:
Expenses (h)                           1.99%(i)         2.04%(i)        2.06%        1.97%           1.91%        1.96%        1.96%
Net investment income (h)              6.75%(i)         7.49%(i)        7.17%        9.59%(c)        9.25%        8.27%        8.06%
Waiver/reimbursement                   0.01%(i)           --(i)(j)        --           --              --           --           --
Portfolio turnover rate                  44%(f)           45%(f)          63%          62%             28%          42%          97%
Net assets,
 end of period (000's)          $   307,237        $ 305,021       $ 280,220    $ 350,464       $ 433,949    $ 627,057    $ 573,626
-----------------------------------------------------------------------------------------------------------------------------------

(a)  The Fund has changed its fiscal year end from December 31 to May 31.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended December 31, 2001, was to increase net investment income per share by $0.05, decrease net realized and unrealized loss per share by $0.05 and increase the ratio of net investment income to average net assets from 9.02% to 9.59%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(d) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Not annualized.

(g) Had the Investment Advisor not waived a portion of expenses, total return would have been reduced.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

                                            Columbia High Yield Opportunity Fund

Selected data for a share outstanding throughout each period is as follows:

                                (Unaudited)
                                 Six Months         Period
                                   Ended             Ended                             Year Ended December 31,
                                 November           May 31,        ----------------------------------------------------------------
Class C Shares                   30, 2003           2003 (a)         2002         2001            2000         1999         1998
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                         $      4.30        $    4.01       $    4.62    $    5.30       $    6.55    $    6.76    $    7.23
------------------------------  ---------------------------------------------------------------------------------------------------
Income From Investment
 Operations:
Net investment income                  0.15(b)          0.13(b)         0.31(b)      0.49(b)(c)      0.57(d)      0.56(d)      0.58
Net realized and unrealized
 gain (loss) on investments
 and foreign currency                  0.28             0.29           (0.53)       (0.65)(c)       (1.24)       (0.20)       (0.47)
                                -----------        ---------       ---------    ---------       ---------    ---------    ---------
Total from Investment
 Operations                            0.43             0.42           (0.22)       (0.16)          (0.67)        0.36         0.11
------------------------------  ---------------------------------------------------------------------------------------------------
Less Distributions Declared
 to Shareholders:
From net investment income            (0.16)           (0.13)          (0.36)       (0.48)          (0.58)       (0.57)       (0.58)
Return of capital                        --               --           (0.03)       (0.04)             --           --          --
                                -----------        ---------       ---------    ---------       ---------    ---------    ---------
Total Distributions Declared
 to Shareholders                      (0.16)           (0.13)          (0.39)       (0.52)          (0.58)       (0.57)       (0.58)
------------------------------  ---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period  $      4.57        $    4.30       $    4.01    $    4.62       $    5.30    $    6.55    $    6.76
Total return (e)(f)                   10.11%(g)        10.74%(g)       (4.85)%      (3.37)%        (10.78)%       5.54%        1.51%
------------------------------  ---------------------------------------------------------------------------------------------------
Ratios to Average Net
 Assets/Supplemental Data:
Expenses (h)                         1.84%(i)           1.89%(i)        1.91%        1.82%           1.76%        1.81%        1.81%
Net investment income (h)            6.89%(i)           7.64%(i)        7.32%        9.74%(c)        9.40%        8.42%        8.21%
Waiver/reimbursement                 0.16%(i)           0.15%(i)        0.15%        0.15%           0.15%        0.15%        0.15%
Portfolio turnover rate                44%(g)             45%(g)          63%          62%             28%          42%          97%
Net assets, end of
 period (000's)                 $    57,728        $  51,471       $  46,568    $  52,122       $  48,904    $   56,068   $  34,302
-----------------------------------------------------------------------------------------------------------------------------------

(a)  The Fund has changed its fiscal year end from December 31 to May 31.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended December 31, 2001, was to increase net investment income per share by $0.05, decrease net realized and unrealized loss per share by $0.05 and increase the ratio of net investment income to average net assets from 9.16% to 9.74%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(d) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f) Had the Investment Advisor/Distributor not waived a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)  Annualized.

                                            Columbia High Yield Opportunity Fund

Selected data for a share outstanding throughout each period is as follows:

                                (unaudited)
                                 Six Months   Period
                                   Ended       Ended                                Year Ended December 31,
                                  November    May 31,         ------------------------------------------------------------------
Class Z Shares                    30, 2003    2003 (a)          2002            2001         2000           1999        1998 (b)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                                      $    4.30        $    4.01       $    4.62    $   5.30       $    6.55    $    6.79
--------------------------------------------------------------------------------------------------------------------------------
Income from Investment
 Operations:
Net investment income                             0.17(c)          0.15(c)         0.33(c)     0.53(c)(d)      0.62(e)      0.60(e)
Net realized and unrealized
 gain (loss) on investments
 and foreign currency                             0.28             0.29           (0.51)      (0.65)(d)       (1.24)       (0.23)
                                             ---------        ---------       ---------    --------       ---------    ---------
Total from Investment
 Operations                                       0.45             0.44           (0.18)      (0.12)          (0.62)        0.37
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared
 to Shareholders:
From net investment income                       (0.18)           (0.15)          (0.40)      (0.52)          (0.63)       (0.61)
Return of capital                                   --               --           (0.03)      (0.04)             --           --
                                             ---------        ---------       ---------    --------       ---------    ---------
Total Distributions Declared
 to Shareholders                                 (0.18)           (0.15)          (0.43)      (0.56)          (0.63)       (0.61)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $    4.57        $    4.30       $    4.01    $   4.62       $    5.30    $    6.55
Total return (f)                                 10.56%(g)(h)     11.12%(g)       (4.03)%     (2.53)%        (10.06)%       5.83%(g)
--------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net
 Assets/Supplemental Data:
Expenses (i)                                      0.99%(j)         1.04%(j)        1.06%       0.97%           0.91%        0.95%(j)
Net investment income (i)                         7.79%(j)         8.49%(j)        8.17%      10.59%(d)       10.25%        9.22%(j)
Waiver/reimbursement                              0.01%(j)           --(j)(k)        --          --              --           --
Portfolio turnover rate                             44%(g)           45%(g)          63%         62%             28%          42%
Net assets, end of
 period (000's)                              $  30,298        $  45,803       $  35,541    $  1,978       $     566    $     418
--------------------------------------------------------------------------------------------------------------------------------

(a)  The Fund has changed its fiscal year end from December 31 to May 31.

(b) Class Z shares were initially offered on January 8, 1999. Per share data and total returns reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended December 31, 2001, was to increase net investment income per share by $0.05, decrease net realized and unrealized loss per share by $0.05 and increase the ratio of net investment income to average net assets from 10.01% to 10.59%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(e) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.

(f) Total return at net asset value assuming all distributions reinvested. (g) Not annualized.

(h) Had the Investment Advisor not waived a portion of expenses, total return would have been reduced.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

Important Information About This Report

                                            Columbia High Yield Opportunity Fund

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia High Yield Opportunity Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available (i) without charge, upon request, by calling 800-345-6611 and (ii) on the Securities and Exchange Commissionwebsite at http://www.sec.gov.

TRANSFER AGENT
Columbia Funds Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800.345.6611

DISTRIBUTOR
Columbia Funds Distributor, Inc.
One Financial Center
Boston MA 02111

INVESTMENT ADVISOR
Columbia Management Advisors, Inc.
100 Federal Street
Boston MA 02111

Columbia Funds

                                            Columbia High Yield Opportunity Fund

--------------------------------------------------------------------------------
           Large Growth      Columbia Common Stock
                             Columbia Growth
                             Columbia Growth Stock
                             Columbia Large Cap Growth
                             Columbia Tax-Managed Growth
                             Columbia Tax-Managed Growth II
                             Columbia Young Investor
--------------------------------------------------------------------------------
            Large Value      Columbia Disciplined Value
                             Columbia Growth & Income
                             Columbia Large Cap Core
                             Columbia Tax-Managed Value
--------------------------------------------------------------------------------
          Midcap Growth      Columbia Acorn Select
                             Columbia Mid Cap Growth
                             Columbia Tax-Managed Aggressive Growth
--------------------------------------------------------------------------------
           Midcap Value      Columbia Dividend Income
                             Columbia Mid Cap
                             Columbia Strategic Investor
--------------------------------------------------------------------------------
           Small Growth      Columbia Acorn
                             Columbia Acorn USA
                             Columbia Small Company Equity
--------------------------------------------------------------------------------
            Small Value      Columbia Small Cap
                             Columbia Small-Cap Value
--------------------------------------------------------------------------------
               Balanced      Columbia Asset Allocation
                             Columbia Balanced
                             Columbia Liberty Fund
--------------------------------------------------------------------------------
              Specialty      Columbia Real Estate Equity
                             Columbia Technology
                             Columbia Utilities
--------------------------------------------------------------------------------
   Taxable Fixed-Income      Columbia Contrarian Income
                             Columbia Corporate Bond
                             Columbia Federal Securities
                             Columbia Fixed Income Securities
                             Columbia High Yield
                             Columbia High Yield Opportunities
                             Columbia Income
                             Columbia Intermediate Bond
                             Columbia Intermediate Government Income
                             Columbia Quality Plus Bond
                             Columbia Short Term Bond
                             Columbia Strategic Income
--------------------------------------------------------------------------------
          Floating Rate      Columbia Floating Rate
                             Columbia Floating Rate Advantage
--------------------------------------------------------------------------------
             Tax Exempt      Columbia High Yield Municipal
                             Columbia Intermediate Tax-Exempt Bond
                             Columbia Managed Municipals
                             Columbia National Municipal Bond
                             Columbia Tax-Exempt
                             Columbia Tax-Exempt Insured
40

                                            Columbia High Yield Opportunity Fund

--------------------------------------------------------------------------------
Single State Tax Exempt      Columbia California Tax-Exempt
                             Columbia Connecticut Intermediate Municipal Bond
                             Columbia Connecticut Tax-Exempt
                             Columbia Florida Intermediate Municipal Bond
                             Columbia Massachusetts Intermediate Municipal Bond
                             Columbia Massachusetts Tax-Exempt
                             Columbia New Jersey Intermediate Municipal Bond
                             Columbia New York Intermediate Municipal Bond
                             Columbia New York Tax-Exempt
                             Columbia Oregon Municipal Bond
                             Columbia Pennsylvania Intermediate Municipal Bond
                             Columbia Rhode Island Intermediate Municipal Bond
--------------------------------------------------------------------------------
           Money Market      Columbia Money Market
                             Columbia Municipal Money Market
--------------------------------------------------------------------------------
   International/Global      Columbia Acorn International
                             Columbia Acorn International Select
                             Columbia Europe
                             Columbia Global Equity
                             Columbia International Stock
                             Columbia Newport Asia Pacific
                             Columbia Newport Greater China
                             Columbia Newport Japan Opportunities*
                             Columbia Newport Tiger
--------------------------------------------------------------------------------
            Index Funds      Columbia Large Company Index
                             Columbia Small Company Index
                             Columbia U.S. Treasury Index

Columbia funds are offered only by prospectus. Please see your financial advisor for a prospectus, which describes in detail fund objectives, investment policies, risks, sales charges, fees, liquidity and other matters of interest. Please read the prospectus carefully before you invest or send money.

* As of October 17, 2003, this fund is closed to new investors. It is scheduled for liquidation on December 5, 2003.

   For complete product information on any Columbia fund, visit our website at www.columbiafunds.com.

   Columbia Management Group and Columbia Management refer collectively to the various investment advisory subsidiaries of Columbia Management Group, including Columbia Management Advisors, Inc., the registered investment advisor, and to Columbia Funds Distributor, Inc.

eDelivery
[photo of keyboard]

Help your fund reduce printing and postage costs! Elect to get your shareholder reports by electronic delivery. With Columbia's eDelivery program, you receive an e-mail message when your shareholder report becomes available online. If your fund account is registered with Columbia Funds, you can sign up quickly and easily on our website at www.columbiafunds.com.

Please note -- if you own your fund shares through a financial institution, contact the institution to see if it offers electronic delivery. If you own your fund shares through a retirement plan, electronic delivery may not be available to you.

Columbia High Yield Opportunity Fund SEMIANNUAL REPORT, NOVEMBER 30, 2003


                                                     PRSRT STD
                                                   U.S. POSTAGE
                                                       PAID
                                                   HOLLISTON, MA
                                                   PERMIT NO. 20


[LOGO]:
COLUMBIA FUNDS
A MEMBER OF COLUMBIA MANAGEMENT GROUP

(C)2004 Columbia Funds Distributor, Inc.
One Financial Center, Boston, MA 02111-2621
800.345.6611  www.columbiafunds.com

Item 2.  Code of Ethics.

Not applicable at this time.

Item 3.  Audit Committee Financial Expert.

Not applicable at this time.

Item 4.  Principal Accountant Fees and Services.

Not applicable at this time.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

Not applicable at this time.

Item 10. Controls and Procedures.

     (a) The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Columbia Funds Trust I
             -----------------------------------------------------------

By (Signature and Title)  /s/ Joseph R. Palombo
                          -------------------------
                           Joseph R. Palombo, President


Date  February 4, 2004
     ----------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Joseph R. Palombo
                         --------------------------
                          Joseph R. Palombo, President

Date  February 4, 2004
     ----------------------------------------------

By (Signature and Title)  /s/ J. Kevin Connaughton
                         --------------------------
                          J. Kevin Connaughton, Treasurer

Date  February 4, 2004
     ----------------------------------------------